Filed with the Securities and Exchange Commission on October 30, 2023

1933 Act Registration File No. 033-20827

1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	311	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	316	[	X	]

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on December 31, 2023 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

December 31, 2023

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

Each a series of The RBB Fund, Inc.
3050 K Street NW, Suite W-201
Washington, DC 20007

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Section	1
US Treasury 30 Year Bond ETF	1
US Treasury 20 Year Bond ETF	8
US Treasury 10 Year Note ETF	15
US Treasury 7 Year Note ETF	22
US Treasury 5 Year Note ETF	29
US Treasury 3 Year Note ETF	36
US Treasury 2 Year Note ETF	43
US Treasury 12 Month Bill ETF	50
US Treasury 6 Month Bill ETF	57
US Treasury 3 Month Bill ETF	64
Additional Information about the Funds	71
Management of the Funds	79
How to Buy and Sell Shares	81
Dividends, Distributions, and Taxes	83
Distribution	86
Additional Considerations	86
Financial Highlights	89
For More Information	101

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF, US Treasury 3 Month Bill ETF (each a “Fund” and together the “Funds”) or The RBB Fund, Inc. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

SUMMARY SECTION – US Treasury 30 Year Bond ETF

Investment Objective

The investment objective of the US Treasury 30 Year Bond ETF (the “UST 30 Year Bond Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (GA30).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 30 Year Bond Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 30 Year Bond Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses(1)	None
Total Annual Fund Operating Expenses	0.15%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the UST 30 Year Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 30 Year Bond Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 30 Year Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 30 Year Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 30 Year Bond Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 30 Year Bond Fund’s performance. No portfolio turnover rate is provided for the UST 30 Year Bond Fund because the UST 30 Year Bond Fund had not commenced operations prior to the date of this Prospectus. For the period from the UST 30 Year Bond Fund’s inception on March 28, 2023 to the fiscal period ended August 31, 2023, the UST 30 Year Bond Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 30 Year Bond Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 30-Year US Treasury Index (GA30) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 30 Year Bond Fund’s investment objective by investing at least 80% of the UST 30 Year Bond Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 30-Year US Treasury Index is a one-security index comprised of the most recently issued 30-year US Treasury bond. The index is rebalanced monthly. In order to qualify for inclusion, a 30-year bond must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 30 Year Bond Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 30 Year Bond Fund’s investment strategy is to pursue its investment objective. The UST 30 Year Bond Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 30 Year Bond Fund track the Underlying Index.

The UST 30 Year Bond Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 30 Year Bond Fund’s investments may decrease, which will cause the value of the UST 30 Year Bond Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 30 Year Bond Fund, and there can be no assurance that the UST 30 Year Bond Fund will achieve its investment objective. The UST 30 Year Bond Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 30 Year Bond Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 30 Year Bond Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 30 Year Bond Fund’s investments more than the market as a whole, to the extent that the UST 30 Year Bond Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 30 Year Bond Fund’s assets, UST 30 Year Bond Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 30 Year Bond Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 30 Year Bond Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 30 Year Bond Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 30 Year Bond Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 30 Year Bond Fund or its service providers may adversely impact and cause financial losses to the UST 30 Year Bond Fund or its shareholders. Issuers of securities in which the UST 30 Year Bond Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 30 Year Bond Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 30 Year Bond Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 30 Year Bond Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 30 Year Bond Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 30 Year Bond Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 30 Year Bond Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 30 Year Bond Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 30 Year Bond Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 30 Year Bond Fund’s share price and increase the UST 30 Year Bond Fund’s liquidity risk, UST 30 Year Bond Fund expenses and/or taxable distributions.

●	Income Risk. The UST 30 Year Bond Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 30 Year Bond Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 30 Year Bond Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 30 Year Bond Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 30 Year Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 30 Year Bond Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 30 Year Bond Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 30 Year Bond Fund receives from it but will generally affect the value of your investment in the UST 30 Year Bond Fund. Changes in interest rates may also affect the liquidity of the UST 30 Year Bond Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 30 Year Bond Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 30 Year Bond Fund’s performance will be negatively impacted. The UST 30 Year Bond Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 30 Year Bond Fund, resulting in a negative impact on the UST 30 Year Bond Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 30 Year Bond Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 30 Year Bond Fund, which may force the UST 30 Year Bond Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 30 Year Bond Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 30 Year Bond Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 30 Year Bond Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 30 Year Bond Fund.

●	Passive Investment Risk. The UST 30 Year Bond Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 30 Year Bond Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 30 Year Bond Fund generally does not attempt to invest the UST 30 Year Bond Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 30 Year Bond Fund’s portfolio will decline if and when the UST 30 Year Bond Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 30 Year Bond Fund may be subject to tracking error, which is the divergence of the UST 30 Year Bond Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 30 Year Bond Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 30 Year Bond Fund, the UST 30 Year Bond Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 30 Year Bond Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 30 Year Bond Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 30 Year Bond Fund is not included because the UST 30 Year Bond Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 30 Year Bond Fund has at least one calendar year of performance. Updated performance information will be available on the UST 30 Year Bond Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 30 Year Bond Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 30 Year Bond Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the UST 30 Year Bond Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.ustreasuryetf.com.

The UST 30 Year Bond Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 30 Year Bond Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 30 Year Bond Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 30 Year Bond Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 30 Year Bond Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 30 Year Bond Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 30 Year Bond Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 30 Year Bond Fund over another investment. Any such arrangements do not result in increased UST 30 Year Bond Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 20 Year Bond ETF

Investment Objective

The investment objective of the US Treasury 20 Year Bond ETF (the “UST 20 Year Bond Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (GA20).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 20 Year Bond Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 20 Year Bond Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses(1)	None
Total Annual Fund Operating Expenses	0.15%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the UST 20 Year Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 20 Year Bond Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 20 Year Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 20 Year Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 20 Year Bond Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 20 Year Bond Fund’s performance. For the period from the UST 20 Year Bond Fund’s inception on March 28, 2023 to the fiscal period ended August 31, 2023, the UST 20 Year Bond Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 20 Year Bond Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 20-Year US Treasury Index (GA20) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 20 Year Bond Fund’s investment objective by investing at least 80% of the UST 20 Year Bond Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 18, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 20-Year US Treasury Index is a one-security index comprised of the most recently issued 20-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 20-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 20 Year Bond Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 20 Year Bond Fund’s investment strategy is to pursue its investment objective. The UST 20 Year Bond Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 20 Year Bond Fund track the Underlying Index.

The UST 20 Year Bond Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 20 Year Bond Fund’s investments may decrease, which will cause the value of the UST 20 Year Bond Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 20 Year Bond Fund, and there can be no assurance that the UST 20 Year Bond Fund will achieve its investment objective. The UST 20 Year Bond Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 20 Year Bond Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 20 Year Bond Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 20 Year Bond Fund’s investments more than the market as a whole, to the extent that the UST 20 Year Bond Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 20 Year Bond Fund’s assets, UST 20 Year Bond Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 20 Year Bond Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 20 Year Bond Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 20 Year Bond Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 20 Year Bond Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 20 Year Bond Fund or its service providers may adversely impact and cause financial losses to the UST 20 Year Bond Fund or its shareholders. Issuers of securities in which the UST 20 Year Bond Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 20 Year Bond Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 20 Year Bond Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 20 Year Bond Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 20 Year Bond Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 20 Year Bond Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 20 Year Bond Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 20 Year Bond Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 20 Year Bond Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 20 Year Bond Fund’s share price and increase the UST 20 Year Bond Fund’s liquidity risk, UST 20 Year Bond Fund expenses and/or taxable distributions.

●	Income Risk. The UST 20 Year Bond Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 20 Year Bond Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 20 Year Bond Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 20 Year Bond Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 20 Year Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 20 Year Bond Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 20 Year Bond Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 20 Year Bond Fund receives from it but will generally affect the value of your investment in the UST 20 Year Bond Fund. Changes in interest rates may also affect the liquidity of the UST 20 Year Bond Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 20 Year Bond Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 20 Year Bond Fund’s performance will be negatively impacted. The UST 20 Year Bond Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 20 Year Bond Fund, resulting in a negative impact on the UST 20 Year Bond Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 20 Year Bond Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 20 Year Bond Fund, which may force the UST 20 Year Bond Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 20 Year Bond Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 20 Year Bond Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 20 Year Bond Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 20 Year Bond Fund.

●	Passive Investment Risk. The UST 20 Year Bond Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 20 Year Bond Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 20 Year Bond Fund generally does not attempt to invest the UST 20 Year Bond Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 20 Year Bond Fund’s portfolio will decline if and when the UST 20 Year Bond Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 20 Year Bond Fund may be subject to tracking error, which is the divergence of the UST 20 Year Bond Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 20 Year Bond Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 20 Year Bond Fund, the UST 20 Year Bond Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 20 Year Bond Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 20 Year Bond Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 20 Year Bond Fund is not included because the UST 20 Year Bond Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 20 Year Bond Fund has at least one calendar year of performance. Updated performance information will be available on the UST 20 Year Bond Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 20 Year Bond Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 20 Year Bond Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the UST 20 Year Bond Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.ustreasuryetf.com.

The UST 20 Year Bond Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 20 Year Bond Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 20 Year Bond Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 20 Year Bond Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 20 Year Bond Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 20 Year Bond Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 20 Year Bond Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 20 Year Bond Fund over another investment. Any such arrangements do not result in increased UST 20 Year Bond Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 10 Year Note ETF

Investment Objective

The investment objective of the US Treasury 10 Year Note ETF (the “UST 10 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (GA10).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 10 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 10 Year Note Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.15%

Example

This Example is intended to help you compare the cost of investing in the UST 10 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 10 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 10 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 10 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 10 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 10 Year Note Fund’s performance. For the fiscal year ended August 31, 2023, the UST 10 Year Bond Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 10 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 10-Year US Treasury Index (GA10) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 10 Year Note Fund’s investment objective by investing at least 80% of the UST 10 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 10-Year US Treasury Index is a one-security index comprised of the most recently issued 10-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 10-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 10 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 10 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 10 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 10 Year Note Fund track the Underlying Index.

The UST 10 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 10 Year Note Fund’s investments may decrease, which will cause the value of the UST 10 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 10 Year Note Fund, and there can be no assurance that the UST 10 Year Note Fund will achieve its investment objective. The UST 10 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 10 Year Note Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 10 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 10 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 10 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 10 Year Note Fund’s assets, UST 10 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 10 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 10 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 10 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 10 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 10 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 10 Year Note Fund or its shareholders. Issuers of securities in which the UST 10 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 10 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 10 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 10 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 10 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 10 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 10 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 10 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 10 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 10 Year Note Fund’s share price and increase the UST 10 Year Note Fund’s liquidity risk, UST 10 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 10 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 10 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 10 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 10 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 10 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 10 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 10 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 10 Year Note Fund receives from it but will generally affect the value of your investment in the UST 10 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 10 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 10 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 10 Year Note Fund’s performance will be negatively impacted. The UST 10 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 10 Year Note Fund, resulting in a negative impact on the UST 10 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 10 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 10 Year Note Fund, which may force the UST 10 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 10 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 10 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 10 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 10 Year Note Fund.

●	Passive Investment Risk. The UST 10 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 10 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 10 Year Note Fund generally does not attempt to invest the UST 10 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 10 Year Note Fund’s portfolio will decline if and when the UST 10 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 10 Year Note Fund may be subject to tracking error, which is the divergence of the UST 10 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 10 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 10 Year Note Fund, the UST 10 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 10 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 10 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 10 Year Note Fund is not included because the UST 10 Year Note Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 10 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 10 Year Note Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 10 Year Note Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception in August 2022
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception in August 2022
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	December 2022

Purchase and Sale of UST 10 Year Note Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the UST 10 Year Note Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available at www.ustreasuryetf.com.

The UST 10 Year Note Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 10 Year Note Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 10 Year Note Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 10 Year Note Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 10 Year Note Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 10 Year Note Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 10 Year Note Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 10 Year Note Fund over another investment. Any such arrangements do not result in increased UST 10 Year Note Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 7 Year Note ETF

Investment Objective

The investment objective of the US Treasury 7 Year Note ETF (the “UST 7 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (GA07).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 7 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 7 Year Note Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses(1)	None
Total Annual Fund Operating Expenses	0.15%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the UST 7 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 7 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 7 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 7 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 7 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 7 Year Note Fund’s performance. For the period from the UST 7 Year Note Fund’s inception on March 28, 2023 to the fiscal period ended August 31, 2023, the UST 7 Year Note Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 7 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 7-Year US Treasury Index (GA07) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 7 Year Note Fund’s investment objective by investing at least 80% of the UST 7 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 7-Year US Treasury Index is a one-security index comprised of the most recently issued 7-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 7-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 7 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 7 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 7 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 7 Year Note Fund track the Underlying Index.

The UST 7 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 7 Year Note Fund’s investments may decrease, which will cause the value of the UST 7 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 7 Year Note Fund, and there can be no assurance that the UST 7 Year Note Fund will achieve its investment objective. The UST 7 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 7 Year Note Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 7 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 7 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 7 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 7 Year Note Fund’s assets, UST 7 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 7 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 7 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 7 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 7 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 7 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 7 Year Note Fund or its shareholders. Issuers of securities in which the UST 7 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 7 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 7 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 7 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 7 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 7 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 7 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 7 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 7 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 7 Year Note Fund’s share price and increase the UST 7 Year Note Fund’s liquidity risk, UST 7 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 7 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 7 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 7 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 7 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 7 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 7 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 7 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 7 Year Note Fund receives from it but will generally affect the value of your investment in the UST 7 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 7 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 7 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 7 Year Note Fund’s performance will be negatively impacted. The UST 7 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 7 Year Note Fund, resulting in a negative impact on the UST 7 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 7 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 7 Year Note Fund, which may force the UST 7 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 7 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 7 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 7 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 7 Year Note Fund.

●	Passive Investment Risk. The UST 7 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 7 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 7 Year Note Fund generally does not attempt to invest the UST 7 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 7 Year Note Fund’s portfolio will decline if and when the UST 7 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 7 Year Note Fund may be subject to tracking error, which is the divergence of the UST 7 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 7 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 7 Year Note Fund, the UST 7 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 7 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 7 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 7 Year Note Fund is not included because the UST 7 Year Note Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 7 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 7 Year Note Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 7 Year Note Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 7 Year Note Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the UST 7 Year Note Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.ustreasuryetf.com.

The UST 7 Year Note Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 7 Year Note Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 7 Year Note Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 7 Year Note Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 7 Year Note Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 7 Year Note Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 7 Year Note Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 7 Year Note Fund over another investment. Any such arrangements do not result in increased UST 7 Year Note Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 5 Year Note ETF

Investment Objective

The investment objective of the US Treasury 5 Year Note ETF (the “UST 5 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (GA05).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 5 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 5 Year Note Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses(1)	None
Total Annual Fund Operating Expenses	0.15%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the UST 5 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 5 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 5 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 5 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 5 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 5 Year Note Fund’s performance. For the period from the UST 5 Year Note Fund’s inception on March 28, 2023 to the fiscal period ended August 31, 2023, the UST 5 Year Note Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 5 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 5-Year US Treasury Index (GA05) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 5 Year Note Fund’s investment objective by investing at least 80% of the UST 5 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 5-Year US Treasury Index is a one-security index comprised of the most recently issued 5-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 5-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 5 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 5 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 5 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 5 Year Note Fund track the Underlying Index.

The UST 5 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 5 Year Note Fund’s investments may decrease, which will cause the value of the UST 5 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 5 Year Note Fund, and there can be no assurance that the UST 5 Year Note Fund will achieve its investment objective. The UST 5 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 5 Year Note Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 5 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 5 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 5 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 5 Year Note Fund’s assets, UST 5 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 5 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 5 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 5 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 5 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 5 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 5 Year Note Fund or its shareholders. Issuers of securities in which the UST 5 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 5 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 5 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 5 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 5 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 5 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 5 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 5 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 5 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 5 Year Note Fund’s share price and increase the UST 5 Year Note Fund’s liquidity risk, UST 5 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 5 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 5 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 5 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 5 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 5 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 5 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 5 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 5 Year Note Fund receives from it but will generally affect the value of your investment in the UST 5 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 5 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 5 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 5 Year Note Fund’s performance will be negatively impacted. The UST 5 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 5 Year Note Fund, resulting in a negative impact on the UST 5 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 5 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 5 Year Note Fund, which may force the UST 5 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 5 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 5 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 5 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 5 Year Note Fund.

●	Passive Investment Risk. The UST 5 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 5 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 5 Year Note Fund generally does not attempt to invest the UST 5 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 5 Year Note Fund’s portfolio will decline if and when the UST 5 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 5 Year Note Fund may be subject to tracking error, which is the divergence of the UST 5 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 5 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 5 Year Note Fund, the UST 5 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 5 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 5 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 5 Year Note Fund is not included because the UST 5 Year Note Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 5 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 5 Year Note Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 5 Year Note Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 5 Year Note Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the UST 5 Year Note Fund’s NAV, market price, premiums and discounts, and bid-ask spreads,will be provided at www.ustreasuryetf.com.

The UST 5 Year Note Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 5 Year Note Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 5 Year Note Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 5 Year Note Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 5 Year Note Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 5 Year Note Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 5 Year Note Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 5 Year Note Fund over another investment. Any such arrangements do not result in increased UST 5 Year Note Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 3 Year Note ETF

Investment Objective

The investment objective of the US Treasury 3 Year Note ETF (the “UST 3 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (GA03).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 3 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 3 Year Note Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses(1)	None
Total Annual Fund Operating Expenses	0.15%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the UST 3 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 3 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 3 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 3 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 3 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 3 Year Note Fund’s performance. For the period from the UST 3 Year Note Fund’s inception on March 28, 2023 to the fiscal period ended August 31, 2023, the UST 3 Year Note Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 3 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 3-Year US Treasury Index (GA03) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 3 Year Note Fund’s investment objective by investing at least 80% of the UST 3 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 3-Year US Treasury Index is a one-security index comprised of the most recently issued 3-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 3-year note must be auctioned on or before the third business day before the last business day of the month. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 3 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 3 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 3 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 3 Year Note Fund track the Underlying Index.

The UST 3 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 3 Year Note Fund’s investments may decrease, which will cause the value of the UST 3 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 3 Year Note Fund, and there can be no assurance that the UST 3 Year Note Fund will achieve its investment objective. The UST 3 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 3 Year Note Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 3 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 3 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 3 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 3 Year Note Fund’s assets, UST 3 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 3 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 3 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 3 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 3 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 3 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 3 Year Note Fund or its shareholders. Issuers of securities in which the UST 3 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 3 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 3 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 3 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 3 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 3 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 3 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 3 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 3 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 3 Year Note Fund’s share price and increase the UST 3 Year Note Fund’s liquidity risk, UST 3 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 3 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 3 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 3 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 3 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 3 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 3 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 3 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 3 Year Note Fund receives from it but will generally affect the value of your investment in the UST 3 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 3 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 3 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 3 Year Note Fund’s performance will be negatively impacted. The UST 3 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 3 Year Note Fund, resulting in a negative impact on the UST 3 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 3 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 3 Year Note Fund, which may force the UST 3 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 3 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 3 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 3 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 3 Year Note Fund.

●	Passive Investment Risk. The UST 3 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 3 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 3 Year Note Fund generally does not attempt to invest the UST 3 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 3 Year Note Fund’s portfolio will decline if and when the UST 3 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 3 Year Note Fund may be subject to tracking error, which is the divergence of the UST 3 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 3 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 3 Year Note Fund, the UST 3 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 3 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 3 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 3 Year Note Fund is not included because the UST 3 Year Note Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 3 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 3 Year Note Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 3 Year Note Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 3 Year Note Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the UST 3 Year Note Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be provided at www.ustreasuryetf.com.

The UST 3 Year Note Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Aps (typically, broker-dealers) may purchase or redeem. The UST 3 Year Note Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 3 Year Note Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 3 Year Note Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 3 Year Note Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 3 Year Note Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 3 Year Note Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 3 Year Note Fund over another investment. Any such arrangements do not result in increased UST 3 Year Note Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 2 Year Note ETF

Investment Objective

The investment objective of the US Treasury 2 Year Note ETF (the “UST 2 Year Note Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (GA02).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 2 Year Note Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 2 Year Note Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.15%

Example

This Example is intended to help you compare the cost of investing in the UST 2 Year Note Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 2 Year Note Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 2 Year Note Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 2 Year Note Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 2 Year Note Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 2 Year Note Fund’s performance. For the fiscal year ended August 31, 2023, the UST 2 Year Bond Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 2 Year Note Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA Current 2-Year US Treasury Index (GA02) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 2 Year Note Fund’s investment objective by investing at least 80% of the UST 2 Year Note Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1987 by ICE Data Services (the “Index Provider”). The ICE BofA Current 2-Year US Treasury Index is a one-security index comprised of the most recently issued 2-year US Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a 2-year note must be auctioned on or before the third business day before the last business day of the month. The Underlying Index may be comprised of only one or two U.S. Treasury securities at a given time. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 2 Year Note Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 2 Year Note Fund’s investment strategy is to pursue its investment objective. The UST 2 Year Note Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 2 Year Note Fund track the Underlying Index.

The UST 2 Year Note Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 2 Year Note Fund’s investments may decrease, which will cause the value of the UST 2 Year Note Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 2 Year Note Fund, and there can be no assurance that the UST 2 Year Note Fund will achieve its investment objective. The UST 2 Year Note Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 2 Year Note Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 2 Year Note Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 2 Year Note Fund’s investments more than the market as a whole, to the extent that the UST 2 Year Note Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 2 Year Note Fund’s assets, UST 2 Year Note Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 2 Year Note Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 2 Year Note Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 2 Year Note Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 2 Year Note Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 2 Year Note Fund or its service providers may adversely impact and cause financial losses to the UST 2 Year Note Fund or its shareholders. Issuers of securities in which the UST 2 Year Note Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 2 Year Note Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 2 Year Note Fund has a limited number of financial institutions that are institutional investors and may act as AP. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 2 Year Note Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 2 Year Note Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 2 Year Note Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 2 Year Note Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 2 Year Note Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 2 Year Note Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 2 Year Note Fund’s share price and increase the UST 2 Year Note Fund’s liquidity risk, UST 2 Year Note Fund expenses and/or taxable distributions.

●	Income Risk. The UST 2 Year Note Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 2 Year Note Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 2 Year Note Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 2 Year Note Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 2 Year Note Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 2 Year Note Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 2 Year Note Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 2 Year Note Fund receives from it but will generally affect the value of your investment in the UST 2 Year Note Fund. Changes in interest rates may also affect the liquidity of the UST 2 Year Note Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 2 Year Note Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 2 Year Note Fund’s performance will be negatively impacted. The UST 2 Year Note Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 2 Year Note Fund, resulting in a negative impact on the UST 2 Year Note Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 2 Year Note Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 2 Year Note Fund, which may force the UST 2 Year Note Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 2 Year Note Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 2 Year Note Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 2 Year Note Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 2 Year Note Fund.

●	Passive Investment Risk. The UST 2 Year Note Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 2 Year Note Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 2 Year Note Fund generally does not attempt to invest the UST 2 Year Note Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 2 Year Note Fund’s portfolio will decline if and when the UST 2 Year Note Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 2 Year Note Fund may be subject to tracking error, which is the divergence of the UST 2 Year Note Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 2 Year Note Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 2 Year Note Fund, the UST 2 Year Note Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 2 Year Note Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 2 Year Note Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 2 Year Note Fund is not included because the UST 2 Year Note Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 2 Year Note Fund has at least one calendar year of performance. Updated performance information will be available on the UST 2 Year Note Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 2 Year Note Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception in August 2022
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception in August 2022
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	December 2022

Purchase and Sale of UST 2 Year Note Fund Shares

Shares are listed on a national securities exchange, the Exchange, and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the UST 2 Year Note Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the UST 2 Year Note Fund’s website at www.ustreasuryetf.com.

The UST 2 Year Note Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 2 Year Note Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 2 Year Note Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 2 Year Note Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 2 Year Note Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 2 Year Note Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 2 Year Note Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 2 Year Note Fund over another investment. Any such arrangements do not result in increased UST 2 Year Note Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 12 Month Bill ETF

Investment Objective

The investment objective of the US Treasury 12 Month Bill ETF (the “UST 12 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (G0O3).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 12 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 12 Month Bill Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.15%

Example

This Example is intended to help you compare the cost of investing in the UST 12 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 12 Month Bill Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 12 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 12 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 12 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 12 Month Bill Fund’s performance. For the period from the UST 12 Month Bill Fund’s inception on November 15, 2022 to the fiscal period ended August 31, 2023, the UST 12 Month Bill Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 12 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 1-Year Treasury Bill Index (G0O3) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 12 Month Bill Fund’s investment objective by investing at least 80% of the UST 12 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established May 31, 1991 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 12 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 12 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 12 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 12 Month Bill Fund track the Underlying Index.

The UST 12 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 12 Month Bill Fund’s investments may decrease, which will cause the value of the UST 12 Month Bill Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 12 Month Bill Fund, and there can be no assurance that the UST 12 Month Bill Fund will achieve its investment objective. The UST 12 Month Bill Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 12 Month Bill Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 12 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 12 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 12 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 12 Month Bill Fund’s assets, UST 12 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 12 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 12 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 12 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 12 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 12 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 12 Month Bill Fund or its shareholders. Issuers of securities in which the UST 12 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 12 Month Bill Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Funds. The UST 12 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 12 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 12 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 12 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 12 Month Bill Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 12 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 12 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 12 Month Bill Fund’s share price and increase the UST 12 Month Bill Fund’s liquidity risk, UST 12 Month Bill Fund expenses and/or taxable distributions.

●	Income Risk. The UST 12 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 12 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 12 Month Bill Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 12 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 12 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 12 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 12 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 12 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 12 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 12 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 12 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 12 Month Bill Fund’s performance will be negatively impacted. The UST 12 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 12 Month Bill Fund, resulting in a negative impact on the UST 12 Month Bill Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 12 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 12 Month Bill Fund, which may force the UST 12 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 12 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 12 Month Bill Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 12 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 12 Month Bill Fund.

●	Passive Investment Risk. The UST 12 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 12 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 12 Month Bill Fund generally does not attempt to invest the UST 12 Month Bill Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 12 Month Bill Fund’s portfolio will decline if and when the UST 12 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 12 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 12 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 12 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 12 Month Bill Fund, the UST 12 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 12 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 12 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 12 Month Bill Fund is not included because the UST 12 Month Bill Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 12 Month Bill Fund has at least one calendar year of performance. Updated performance information will be available on the UST 12 Month Bill Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 12 Month Bill Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 12 Month Bill Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the UST 12 Month Bill Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the UST 12 Month Bill Fund’s website at www.ustreasuryetf.com.

The UST 12 Month Bill Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 12 Month Bill Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 12 Month Bill Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 12 Month Bill Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 12 Month Bill Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 12 Month Bill Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 12 Month Bill Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 12 Month Bill Fund over another investment. Any such arrangements do not result in increased UST 12 Month Bill Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 6 Month Bill ETF

Investment Objective

The investment objective of the US Treasury 6 Month Bill ETF (the “UST 6 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (G0O2).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 6 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 6 Month Bill Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses(1)	None
Total Annual Fund Operating Expenses	0.15%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the UST 6 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 6 Month Bill Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 6 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 6 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 6 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 6 Month Bill Fund’s performance. For the period from the UST 6 Month Bill Fund’s inception on March 7, 2023 to the fiscal period ended August 31, 2023, the UST 6 Month Bill Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 6 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 6-Month Treasury Bill Index (G0O2) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 6 Month Bill Fund’s investment objective by investing at least 80% of the UST 6 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1977 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 6 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 6 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 6 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 6 Month Bill Fund track the Underlying Index.

The UST 6 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 6 Month Bill Fund’s investments may decrease, which will cause the value of the UST 6 Month Bill Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 6 Month Bill Fund, and there can be no assurance that the UST 6 Month Bill Fund will achieve its investment objective. The UST 6 Month Bill Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 6 Month Bill Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 6 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 6 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 6 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 6 Month Bill Fund’s assets, UST 6 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 6 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 6 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 6 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 6 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 6 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 6 Month Bill Fund or its shareholders. Issuers of securities in which the UST 6 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 6 Month Bill Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 6 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 6 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 6 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 6 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 6 Month Bill Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 6 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 6 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 6 Month Bill Fund’s share price and increase the UST 6 Month Bill Fund’s liquidity risk, UST 6 Month Bill Fund expenses and/or taxable distributions.

●	Income Risk. The UST 6 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 6 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 6 Month Bill Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 6 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 6 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 6 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 6 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 6 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 6 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 6 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 6 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 6 Month Bill Fund’s performance will be negatively impacted. The UST 6 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 6 Month Bill Fund, resulting in a negative impact on the UST 6 Month Bill Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 6 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 6 Month Bill Fund, which may force the UST 6 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 6 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 6 Month Bill Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 6 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 6 Month Bill Fund.

●	Passive Investment Risk. The UST 6 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 6 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 6 Month Bill Fund generally does not attempt to invest the UST 6 Month Bill Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 6 Month Bill Fund’s portfolio will decline if and when the UST 6 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 6 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 6 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 6 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 6 Month Bill Fund, the UST 6 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 6 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 6 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 6 Month Bill Fund is not included because the UST 6 Month Bill Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 6 Month Bill Fund has at least one calendar year of performance. Updated performance information will be available on the UST 6 Month Bill Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 6 Month Bill Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	Inception

Purchase and Sale of UST 6 Month Bill Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once available, information on the UST 6 Month Bill Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be available at www.ustreasuryetf.com.

The UST 6 Month Bill Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 6 Month Bill Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 6 Month Bill Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

UST 6 Month Bill Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 6 Month Bill Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 6 Month Bill Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 6 Month Bill Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 6 Month Bill Fund over another investment. Any such arrangements do not result in increased UST 6 Month Bill Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

SUMMARY SECTION – US Treasury 3 Month Bill ETF

Investment Objective

The investment objective of the US Treasury 3 Month Bill ETF (the “UST 3 Month Bill Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (G0O1).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the UST 3 Month Bill Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of UST 3 Month Bill Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.15%

Example

This Example is intended to help you compare the cost of investing in the UST 3 Month Bill Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the UST 3 Month Bill Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the UST 3 Month Bill Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The UST 3 Month Bill Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when UST 3 Month Bill Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the UST 3 Month Bill Fund’s performance. For the fiscal year ended August 31, 2023, the UST 3 Month Bill Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The UST 3 Month Bill Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE BofA US 3-Month Treasury Bill Index (G0O1) (“Underlying Index”). Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the UST 3 Month Bill Fund’s investment objective by investing at least 80% of the UST 3 Month Bill Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Underlying Index

The Underlying Index was established December 31, 1977 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The components of the Underlying Index change at the start of the month following any month when there has been a new public sale by the U.S. Government (referred to as an “auction”) of an underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day. An OTR security is the most recently issued of a periodically issued security (as opposed to an off-the-run security, which is a security that has been issued before the most recent issue and is still outstanding).

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the UST 3 Month Bill Fund or the Adviser. Additional information regarding the Underlying Index, including its value, is available at https://indices.theice.com/. The UST 3 Month Bill Fund’s investment strategy is to pursue its investment objective. The UST 3 Month Bill Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the UST 3 Month Bill Fund track the Underlying Index.

The UST 3 Month Bill Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

The value of the UST 3 Month Bill Fund’s investments may decrease, which will cause the value of the UST 3 Month Bill Fund’s Shares to decrease. As a result, you may lose money on your investment in the UST 3 Month Bill Fund, and there can be no assurance that the UST 3 Month Bill Fund will achieve its investment objective. The UST 3 Month Bill Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the UST 3 Month Bill Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Concentration Risk. The UST 3 Month Bill Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the UST 3 Month Bill Fund’s investments more than the market as a whole, to the extent that the UST 3 Month Bill Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the UST 3 Month Bill Fund’s assets, UST 3 Month Bill Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the UST 3 Month Bill Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the UST 3 Month Bill Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The UST 3 Month Bill Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the UST 3 Month Bill Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the UST 3 Month Bill Fund or its service providers may adversely impact and cause financial losses to the UST 3 Month Bill Fund or its shareholders. Issuers of securities in which the UST 3 Month Bill Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

●	ETF Risk. The UST 3 Month Bill Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The UST 3 Month Bill Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, UST 3 Month Bill Fund Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the UST 3 Month Bill Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the UST 3 Month Bill Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the UST 3 Month Bill Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in UST 3 Month Bill Fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the UST 3 Month Bill Fund to sell its holdings at a loss or at undesirable prices and adversely affect the UST 3 Month Bill Fund’s share price and increase the UST 3 Month Bill Fund’s liquidity risk, UST 3 Month Bill Fund expenses and/or taxable distributions.

●	Income Risk. The UST 3 Month Bill Fund’s income may decline if interest rates fall. This decline in income can occur because the UST 3 Month Bill Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the UST 3 Month Bill Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. There is no guarantee that the UST 3 Month Bill Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the UST 3 Month Bill Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the UST 3 Month Bill Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the UST 3 Month Bill Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the UST 3 Month Bill Fund receives from it but will generally affect the value of your investment in the UST 3 Month Bill Fund. Changes in interest rates may also affect the liquidity of the UST 3 Month Bill Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the UST 3 Month Bill Fund’s yield and may increase the risk that, if followed by rising interest rates, the UST 3 Month Bill Fund’s performance will be negatively impacted. The UST 3 Month Bill Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the UST 3 Month Bill Fund, resulting in a negative impact on the UST 3 Month Bill Fund’s performance and NAV. Any interest rate increases could cause the value of the UST 3 Month Bill Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the UST 3 Month Bill Fund, which may force the UST 3 Month Bill Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The UST 3 Month Bill Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

●	New Fund Risk. The UST 3 Month Bill Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the UST 3 Month Bill Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the UST 3 Month Bill Fund.

●	Passive Investment Risk. The UST 3 Month Bill Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The UST 3 Month Bill Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The UST 3 Month Bill Fund generally does not attempt to invest the UST 3 Month Bill Fund’s assets in defensive positions under any market conditions, including declining markets.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the UST 3 Month Bill Fund’s portfolio will decline if and when the UST 3 Month Bill Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

●	Tracking Error Risk. The UST 3 Month Bill Fund may be subject to tracking error, which is the divergence of the UST 3 Month Bill Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the UST 3 Month Bill Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the UST 3 Month Bill Fund, the UST 3 Month Bill Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the UST 3 Month Bill Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the UST 3 Month Bill Fund incurs fees and expenses, while the Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Performance Information: Performance information for the UST 3 Month Bill Fund is not included because the UST 3 Month Bill Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the UST 3 Month Bill Fund has at least one calendar year of performance. Updated performance information will be available on the UST 3 Month Bill Fund’s website at www.ustreasuryetf.com.

Management

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with UST 3 Month Bill Fund
Peter Baden	Chief Investment Officer, Genoa Asset Management	Inception in August 2022
Alexander Morris	President and Chief Investment Officer, F/m Investments	Inception in August 2022
Marcin Zdunek	Director of Trading & Assistant Portfolio Manager	December 2022

Purchase and Sale of UST 3 Month Bill Fund Shares

Shares are listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and investors can only buy and sell Shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the UST 3 Month Bill Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the UST 3 Month Bill Fund’s website at www.ustreasuryetf.com.

The UST 3 Month Bill Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The UST 3 Month Bill Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the UST 3 Month Bill Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

On any given day that the Exchange is open, except days that the Exchange is open but U.S. banks are generally closed (e.g., Veterans Day and Columbus Day), the UST 3 Month Bill Fund expects to effect creation and redemption orders (delivered in proper form) at different times, depending on when such orders are received, as follows:

For creation orders:

●	Orders received before 12:00 p.m. Eastern Time: Creation Units are generally expected to be delivered on that same day (“T+0”) by either 3:00 p.m. Eastern Time (for transactions where the AP has advanced full collateral) or by no later than 6:00 p.m. Eastern Time (for transactions where the AP has not advanced full collateral).

●	Orders received on or after 12:00 p.m. Eastern Time: Creation Units are generally expected to be delivered on the following business day (“T+1”) by no later than 6:00p.m. Eastern Time.

For redemption orders:

●	Orders received before 12:00 p.m. Eastern Time: redemption proceeds will be issued on T+0 by 3:00 p.m. Eastern Time.

●	Orders received on or after 12:00 p.m. Eastern Time: redemption proceeds will be issued on T+1 by 3:00 p.m. Eastern Time.

On days that the Exchange is open, but U.S. banks are generally closed, all creation orders and redemption orders for the UST 3 Month Bill Fund are expected to settle on T+1.

Tax Information

UST 3 Month Bill Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the UST 3 Month Bill Fund’s investment adviser or its affiliates may pay Intermediaries for certain activities related to the UST 3 Month Bill Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the UST 3 Month Bill Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the UST 3 Month Bill Fund over another investment. Any such arrangements do not result in increased UST 3 Month Bill Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of each Fund’s benchmark (each a “Underlying Index” and more than one constituting “Underlying Indices”). Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fund	Underlying Index
UST 30 Year Bond Fund	ICE BofA Current 30-Year US Treasury Index (GA30)
UST 20 Year Bond Fund	ICE BofA Current 20-Year US Treasury Index (GA20)
UST 10 Year Note Fund	ICE BofA Current 10-Year US Treasury Index (GA10)
UST 7 Year Note Fund	ICE BofA Current 7-Year US Treasury Index (GA07)
UST 5 Year Note Fund	ICE BofA Current 5-Year US Treasury Index (GA05)
UST 3 Year Note Fund	ICE BofA Current 3-Year US Treasury Index (GA03)
UST 2 Year Note Fund	ICE BofA Current 2-Year US Treasury Index (GA02)
UST 12 Month Bill Fund	ICE BofA US 1-Year Treasury Bill Index (G0O3)
UST 6 Month Bill Fund	ICE BofA US 6-Month Treasury Bill Index (G0O2)
UST 3 Month Bill Fund	ICE BofA US 3-Month Treasury Bill Index (G0O1)

Additional Principal Risk Information

The value of the Funds’ investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in any of the Funds, and there can be no assurance that any of the Funds will achieve its investment objective. An investment in the Funds is subject to one or more of the principal risks discussed below.

●	Concentration Risk. Any of the Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

●	Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, any of the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser and other service providers (including, but not limited to, any of the Funds’ accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with any of the Funds’ ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

●	ETF Risk. Each of the Funds is an ETF, and, as a result of an ETF’s structure, the Funds are exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. Each Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to a Fund’s Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of any of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although the Funds’ Shares are listed for trading on Nasdaq Stock Market, LLC (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in the Funds’ Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Funds’ Shares may begin to mirror the liquidity of each Fund’s underlying holdings, which can be significantly less liquid than each Fund’s Shares. In addition, during periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). During periods of reduced market liquidity, any of the Funds may not be able to readily sell fixed-income securities at prices at or near their perceived value. If a Fund needed to sell large blocks of fixed-income securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities. An unexpected increase in a Fund’s redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause a Fund to sell its holdings at a loss or at undesirable prices and adversely affect that Fund’s share price and increase that Fund’s liquidity risk, fund expenses and/or taxable distributions. Economic and other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

●	Income Risk. The Funds’ income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

●	Index Related Risk. The Funds seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of each Fund’s Underlying Index as published by the sponsor (ICE Data Services or the “Index Provider”). There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Indices or its related data, and they do not guarantee that the Underlying Indices will be in line with the Index Provider’s methodology. The Funds’ strategies as described in this Prospectus are to manage each Fund consistently with that Fund’s Underlying Index. The Funds do not provide any warranty or guarantee against the Index Provider’s or any agent’s errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Funds and their shareholders. For example, during a period where an Underlying Index contains incorrect constituents, the corresponding Fund would have market exposure to such constituents and would be underexposed to that Underlying Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by corresponding Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the corresponding Fund and its shareholders.

Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance to an Underlying Index, which could cause that Underlying Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents of that Underlying Index that would otherwise be removed at rebalance due to changes in market value, issuer credit ratings, or other reasons may remain, causing the performance and constituents of that Underlying Index to vary from those expected under normal conditions. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Indices due to reaching certain weighting constraints, unusual market conditions or corporate events or, for example, to correct an error in the selection of index constituents. When an Underlying Index is rebalanced and the corresponding Fund in turn rebalances its portfolio to attempt to increase the correlation between that Fund’s portfolio and its Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by that Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider or its agents to the Underlying Indices may increase the costs to and the tracking error risk of the Fund.

●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Funds receive from it but will generally affect the value of your investment in the Funds. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Funds’ yield(s) and may increase the risk that, if followed by rising interest rates, the Funds’ performance will be negatively impacted. The Funds are subject to the risk that the income generated by their investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Funds, resulting in a negative impact on the Funds’ performance and NAV. Any interest rate increases could cause the value of the Funds’ investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

●	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Funds’ NAVs and market prices are based upon the market’s perception of value and are not necessarily an objective measure of an investment’s value. There is no assurance that any of the Funds will realize its investment objective, and an investment in any of the Funds is not, by itself, a complete or balanced investment program. You could lose money on your investment in any of the Funds, or any of the Funds could underperform other investments.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, war, natural disasters, terrorism, conflicts and social unrest may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Funds’ investments may be negatively affected by events impacting a country or region, regardless of whether any of the Funds invests in issuers located in or with significant exposure to such country or region.

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

●	New Fund Risk. The Funds are newly organized, diversified management investment companies with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that a Fund will grow to, or maintain, an economically viable size, in which case the Board of the Company may determine to liquidate any or all of the Funds. Like other new funds, large inflows and outflows may impact any of the Funds’ market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If any of the Funds fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders.

●	Passive Investment Risk. The Funds are not actively managed and the Adviser will not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from an Underlying Index or the selling of shares of that security is otherwise required upon a reconstitution of an Underlying Index as addressed in the Index methodology. The Funds invest in securities included in, or representative of securities included in, the Underlying Indices, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds.

●	Reinvestment Risk. Reinvestment risk is the risk that income from the Funds’ portfolios will decline if and when the Fund reinvests the proceeds from the disposition of portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of a Fund’s Shares.

●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

●	Tracking Error Risk. The Funds may be subject to tracking error, which is the divergence of a Fund’s performance from that of its Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in the corresponding Underlying Index, pricing differences, transaction costs incurred by the a Fund, a Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the an Underlying Index or the costs to a Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, while its Underlying Index does not.

●	U.S. Government Obligations Risk. While U.S. treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to risk. U.S. Government obligations are subject to low but varying degrees of credit risk and are still subject to interest rate and market risk. From time to time, uncertainty regarding congressional action to increase the statutory debt ceiling could: i) increase the risk that the U.S. Government may default on payments on certain U.S. Government securities; ii) cause the credit rating of the U.S. Government to be downgraded or increase volatility in both stock and bond markets; iii) result in higher interest rates; iv) reduce prices of U.S. Treasury securities; and/or v) increase the costs of certain kinds of debt. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government. In the past, U.S. sovereign credit has experienced downgrades, and there can be no guarantee that it will not be downgraded in the future. Further, if a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund will be adversely impacted.

Additional Information About Non-Principal Risks of the Funds. This section provides additional information regarding certain non-principal risks of investing in the Fund. The risks listed below could have a negative impact on any of the Funds’ performance and trading prices.

●	Costs of Buying or Selling Shares Risk. Investors buying or selling Shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Funds’ Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy a Fund’s Shares (the “bid” price) and the price at which an investor is willing to sell a Fund’s Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for a Fund’s Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling a Fund’s Shares, including bid/ask spreads, frequent trading of a Fund’s Shares may significantly reduce investment results and an investment in a Fund’s Shares may not be advisable for investors who anticipate regularly making small investments.

●	Legal and Regulatory Change Risk. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of any of the Funds’ investments and each Fund’s ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Funds could be substantial and adverse.

●	RIC Compliance Risk. Each of the Funds has elected to be, and intends to continue to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code. To continue to qualify for federal income tax treatment as a RIC, a Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of that Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, a Fund could cure a failure to qualify as a RIC, but in order to do so, that Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Disclosure of Portfolio Holdings

The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through the Funds’ website located at www.ustreasuryetf.com and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites. Additional information regarding the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

The Board of the Company, of which the Funds are each a series, is responsible for supervising the operations and affairs of the Funds. The Adviser is responsible for the daily management and administration of the Funds’ operations.

Investment Adviser

The investment adviser for each Fund is F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”). The Adviser is located at 3050 K Street NW, Suite W-201, Washington, DC 20007. The Adviser is controlled by F/m Acceleration, LLC (“F/m Acceleration”), a Delaware limited liability company, and EQSF Holdings, LLC (“EQSF”), a Delaware limited liability company owned by three officers of the Company. F/m Acceleration and EQSF, each a parent company of the Adviser, own and control 50% of the Adviser. F/m Acceleration is controlled by Diffractive Managers Group, LLC, a multi-boutique asset management company. Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of investment advisory agreement between the Company and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

For the fiscal year end August 31, 2023, the Funds paid to the Adviser for its services, the following:

Funds	Net Advisory Fee Paid as of the fiscal year ended 8/31/23
US Treasury 30 Year Bond ETF*	[...]
US Treasury 20 Year Bond ETF*	[...]
US Treasury 10 Year Note ETF	[...]
US Treasury 7 Year Note ETF*	[...]
US Treasury 5 Year Note ETF*	[...]
US Treasury 3 Year Note ETF*	[...]
US Treasury 2 Year Note ETF	[...]
US Treasury 12 Month Bill ETF*	[...]
US Treasury 6 Month Bill ETF*	[...]
US Treasury 3 Month Bill ETF	[...]

*	The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

A discussion regarding the Board’s approval of the Funds’ Advisory Agreement and the factors the Board considered with respect to its approval is available in the Funds’ annual report to shareholders for the fiscal year ended August 31, 2023.

The Adviser’s Investment Management Team

Peter Baden, Alexander Morris, and Marcin Zdunek serve as each Fund’s portfolio managers and are jointly responsible for the portfolio management decisions for the Funds.

Peter Baden

Peter Baden is the Chief Investment Officer of the Genoa Asset Management, an affiliated entity of the Adviser, and Portfolio Manager for the firm’s taxable bond strategies. Mr. Baden has over 25 years of investment management experience, encompassing portfolio management, mergers and acquisitions, financial institutions, and credit analysis. Prior to joining the Adviser and its predecessor firm, Mr. Baden worked on the mergers and acquisitions team at Star Banc (now US Bancorp) acquiring and integrating multiple banks and savings and loan associations. In the trust department, he managed the REIT allocation for a mutual fund and analyzed US and international bank, insurance, and financial companies, as well as municipalities. Previously, at Pacholder Associates, Mr. Baden managed money market assets in multiple portfolios, and designed and developed proprietary portfolio systems and models for distressed companies, collateralized bond obligations, and legal settlement pools. Mr. Baden has extensive experience with resolution and liquidation for distressed portfolios including the Resolution Trust Corporation.

Alexander Morris

Alexander Morris is the President and Chief Investment Officer of the Adviser. Mr. Morris has over 15 years of investment management experience, encompassing portfolio management, trading, mergers and acquisitions, financial institutions, and security analysis, and has served in a number of senior management roles for various financial institutions. He founded the Adviser in 2019 and has served as its President and Chief Investment Officer since its inception. Prior to founding the Adviser Mr. Morris founded Rowhouse Capital Partners LLC, a boutique strategic advisory firm to financial institutions and previously served as in various capital markets and corporate development roles with Fortigent LLC, a family office services provider and asset manager, as well as with LPL Financial which acquired Fortigent in 2012. Prior to Fortigent Mr. Morris worked served in various analysis roles for financial institutions.

Marcin Zdunek

Mr. Zdunek is Director of Trading & Assistant Portfolio Manager of credit strategies and is responsible for all aspects of trading and trade support. He joined the Adviser in November 2020 when his prior firm, First Western Capital Management, was acquired. Prior to joining First Western, Mr. Zdunek was a Supervisor in Fixed Income and Equity Trading at AIG Global Investment Group. Mr. Zdunek’s prior positions included Senior Fixed Income Trade Support Specialist at Alliance Capital Management and a Fixed Income Associate/Supervisor at Morgan Stanley.

The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of Shares of the Funds.

HOW TO BUY AND SELL SHARES

Each of the Funds issue and redeem its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from each Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on Nasdaq Stock Market, LLC (the “Exchange”) and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling a Fund’s Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning a Fund’s Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Funds’ Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of a Fund’s Shares, you are not entitled to receive physical delivery of stock certificates or to have a Fund’s Shares registered in your name, and you are not considered a registered owner of a Fund’s Shares. Therefore, to exercise any right as an owner of a Fund’s Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of the Funds’ Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of each Fund’s Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for each Fund’s Shares as calculated by an information provider or market data vendor. The Funds are neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and make no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of the Funds’ portfolios because the basket of Deposit Securities does not necessarily reflect the precise composition of the current portfolio of any Fund at a particular point in time. The IIV should not be viewed as a “real-time” update of each Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of the Funds’ Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by any of the Funds’ shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem any Fund’s Shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or loses. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by any of the Funds in effecting trades. In addition, the Funds reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

For each Fund other than the UST 3 Month Bill Fund, such Fund’s NAV is calculated as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The UST 3 Month Bill Fund’s NAV is calculated twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business. The NAV for each Fund is calculated by dividing that Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates by the Adviser, as the Funds’ valuation designee, under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with the Adviser, securities will be fair valued by the Adviser in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

Taxes

As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your own tax professional about the tax consequences of an investment in a Fund’s Shares.

Unless your investment in a Fund’s Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares of a Fund. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by that Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares of a Fund.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares of a Fund). Income from U.S. treasury securities are generally exempt from state and local taxes. Tax-exempt interest income is not included in net investment income for purposes of the federal net investment tax. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold on the Exchange

For federal income tax purposes, any capital gain or loss realized upon a sale of shares of a Fund generally is treated as a long-term capital gain or loss if those shares have been held for more than 12 months and as a short-term capital gain or loss if those shares have been held for 12 months or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares of a Fund. Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of shares. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of shares of a Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Funds’ Shares, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from that Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds are generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in any of the Funds.

Backup Withholding

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares of a Fund) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

The Company on behalf of the Funds has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of any of the Funds and if, pursuant to Section 351 of the Code, any of the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of a Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on a Fund’s distributions and sales of shares of a Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of the Funds under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser and its affiliates, out of their own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Funds’ Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of the Funds available to their customers generally and in investment programs. The Adviser and its affiliates may also reimburse expenses or make payments from their own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of any of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.

Premium/Discount Information

Information regarding how often each of the Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available, free of charge, on the Funds’ website at www.ustreasuryetf.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Funds’ Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Funds are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

Additional Information

The Funds enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provides services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase Shares of any of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the period of its operations. Certain information reflects financial results for a single Share. Total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The financial information for the periods shown has been audited by [ ], the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request. The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

US Treasury 30 Year Note ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was March 28, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 20 Year Note ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was March 28, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 10 Year Note ETF	FOR THE FISCAL YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]	$49.91
Net investment income/(loss)(2)	[...]	0.09
Net realized and unrealized gain/(loss) from investments	[...]	(1.59)
Net increase/(decrease) in net assets resulting from operations	[...]	(1.50)
Net asset value, end of period	[...]	$48.41
Market value, end of period	[...]	$48.26
Total investment return/(loss) on net asset value(3)	[...]	(3.00	)%(5)
Total investment return/(loss) on market price(4)	[...]	(3.31	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]	$20,334
Ratio of expenses to average net assets	[...]	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	[...]	2.77	%(6)
Portfolio turnover rate	[...]	97	%(5)

(1)	Inception date of the Fund was August 8, 2022.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 7 Year Note ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was March 28, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 5 Year Note ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was March 28, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 3 Year Note ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was March 28, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 2 Year Note ETF	FOR THE FISCAL YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]	$49.84
Net investment income/(loss)(2)	[...]	0.11
Net realized and unrealized gain/(loss) from investments	[...]	(0.21)
Net increase/(decrease) in net assets resulting from operations	[...]	(0.10)
Net asset value, end of period	[...]	$49.74
Market value, end of period	[...]	$49.74
Total investment return/(loss) on net asset value(3)	[...]	(0.20	)%(5)
Total investment return/(loss) on market price(4)	[...]	(0.20	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]	$17,907
Ratio of expenses to average net assets	[...]	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	[...]	3.54	%(6)
Portfolio turnover rate	[...]	100	%(5)

(1)	Inception date of the Fund was August 8, 2022.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 12 Month Bill ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was November 15, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 6 Month Bill ETF	FOR THE PERIOD ENDED AUGUST 31,
	2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]
Net investment income/(loss)(2)	[...]
Net realized and unrealized gain/(loss) from investments	[...]
Net increase/(decrease) in net assets resulting from operations	[...]
Net asset value, end of period	[...]
Market value, end of period	[...]
Total investment return/(loss) on net asset value(3)	[...]	(5)
Total investment return/(loss) on market price(4)	[...]	(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]
Ratio of expenses to average net assets	[...]	(6)
Ratio of net investment income/(loss) to average net assets	[...]	(6)
Portfolio turnover rate	[...]	(5)

(1)	Inception date of the Fund was March 28, 2023.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

US Treasury 3 Month Bill ETF	FOR THE FISCAL YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	[...]	$49.75
Net investment income/(loss)(2)	[...]	0.09
Net realized and unrealized gain/(loss) from investments	[...]	(0.04)
Net increase/(decrease) in net assets resulting from operations	[...]	0.05
Net asset value, end of period	[...]	$49.80
Market value, end of period	[...]	$49.81
Total investment return/(loss) on net asset value(3)	[...]	0.10	%(5)
Total investment return/(loss) on market price(4)	[...]	0.12	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	[...]	$38,844
Ratio of expenses to average net assets	[...]	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	[...]	2.61	%(6)
Portfolio turnover rate	[...]	0	%(5)

(1)	Inception date of the Fund was August 8, 2022.
(2)	Per share data calculated using average shares outstanding method.
(3)	Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.
(5)	Not annualized.
(6)	Annualized.

INVESTMENT ADVISER

F/m Investments, LLC d/b/a North Slope Capital, LLC

3050 K Street NW, Suite W-201

Washington, DC 20007

ADMINISTRATOR AND
TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701

Milwaukee, Wisconsin 53201-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

[ ]

UNDERWRITER

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Funds’ investments is included in the Funds’ annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recently completed fiscal year. The Funds’ annual reports and semi-annual reports to shareholders are available at the Funds’ website or by calling 1-800-617-0004.

Statement of Additional Information

The SAI dated December 31, 2023, provides more details about each Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports (when available). To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Funds:

By Internet

Go to www.ustreasuryetf.com

By Telephone

Call 1-800-617-0004 or your securities dealer.

By Mail

Write to:

US Benchmark Series Funds

c/o U.S. Bank Global Fund Services
P.O. Box 701

Milwaukee, WI 53201-0701

From the SEC

Information about the Funds (including the SAI) and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Investment Company Act File Number 811-05518

US Treasury 30 Year Bond ETF

US Treasury 20 Year Bond ETF

US Treasury 10 Year Note ETF

US Treasury 7 Year Note ETF

US Treasury 5 Year Note ETF

US Treasury 3 Year Note ETF

US Treasury 2 Year Note ETF

US Treasury 12 Month Bill ETF

US Treasury 6 Month Bill ETF

US Treasury 3 Month Bill ETF

Each a series of The RBB Fund, Inc.

3050 K Street NW, Suite W-201

Washington, DC 20007

Statement of Additional Information

Dated December 31, 2023

US Treasury 30 Year Bond ETF (“UST 30 Year Fund”), US Treasury 20 Year Bond ETF (“UST 20 Year Fund”), US Treasury 10 Year Note ETF (“UST 10 Year Fund”), US Treasury 7 Year Note ETF (“UST 7 Year Fund”), US Treasury 5 Year Note ETF (“UST 5 Year Fund”), US Treasury 3 Year Note ETF (“UST 3 Year Fund”), US Treasury 2 Year Note ETF (“UST 2 Year Fund”), US Treasury 12 Month Bill ETF (“UST 12 Month Fund”), US Treasury 6 Month Bill ETF (“UST 6 Month Fund”), and US Treasury 3 Month Bill ETF (“UST 3 Month Fund”) (each a “Fund” and together the “Funds”) are diversified series of The RBB Fund, Inc. (the “Company”), an open-end management investment company organized as a Maryland corporation on February 29, 1988.

F/m Investments, LLC d/b/a North Slope Capital, LLC serves as the investment adviser to each Fund.

Information about the Fund is set forth in the prospectus dated December 31, 2023 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus and/or the Fund’s Annual and Semi-Annual Reports (when available), please write to the Fund c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 or call 800-617-0004. The financial statements and notes contained in the Annual Report are [incorporated by reference] into this SAI. No other part of the Annual Report is incorporated by reference herein. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Company, and it should be read in conjunction with the Prospectus.

Fund History	1
Investment Policies and Practices	1
Investment Restrictions	8
Exchange Listing and Trading	9
Management of the Company	9
Code of Ethics	16
Principal Holders	17
Investment Advisory Agreement	17
Portfolio Managers	18
Underwriter	19
Purchase and Redemption of Creation Units	20
Portfolio Holdings Information	26
Determination of Net Asset Value	27
Dividends, Distributions, and Taxes	28
Portfolio Transactions and Brokerage	30
Securities Lending	32
Proxy Voting Procedures	32
Payments To Financial Intermediaries	32
Additional Information Concerning Company Shares	33
General Information	34
Financial Statements	35
Appendix A	A-1
Appendix B	B-1

FUND HISTORY

The Company is an open-end management investment company currently consisting of [...] separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to shares of the US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF, and US Treasury 3 Month Bill ETF. F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) serves as the investment adviser to each Fund.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its corresponding benchmark index (“Underlying Index”):

Fund	Underlying Index
UST 30 Year Fund	ICE BofA Current 30-Year US Treasury Index (GA30)
UST 20 Year Fund	ICE BofA Current 20-Year US Treasury Index (GA20)
UST 10 Year Fund	ICE BofA Current 10-Year US Treasury Index (GA10)
UST 7 Year Fund	ICE BofA Current 7-Year US Treasury Index (GA07)
UST 5 Year Fund	ICE BofA Current 5-Year US Treasury Index (GA05)
UST 3 Year Fund	ICE BofA Current 3-Year US Treasury Index (GA03)
UST 2 Year Fund	ICE BofA Current 2-Year US Treasury Index (GA02)
UST 12 Month Fund	ICE BofA US 1-Year Treasury Bill Index (G0O3)
UST 6 Month Fund	ICE BofA US 6-Month Treasury Bill Index (G0O2)
UST 3 Month Fund	ICE BofA US 3-Month Treasury Bill Index (G0O1)

Each Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”). Each Fund also generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares of the Funds are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from a Fund’s NAV. The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Creation Units generally consist of 10,000 shares, though this may change from time to time.

Shares of a Fund may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Company may impose a transaction fee for each creation or redemption (the “Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. The Funds may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

INVESTMENT POLICIES AND PRACTICES

The Funds’ investment objectives and principal investment strategies are described in the Prospectus. The sections below describe some of the different types of investments that may be made by the Funds as part of its non-principal investment strategy. The following information supplements, and should be read in conjunction with, the Prospectus.

1

With respect to the Funds’ investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, any of the Funds may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with that Fund’s objective.

There can be no guarantee that the Funds will achieve their investment objectives. The Funds may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

Cash Equivalents and Short-Term Investments

The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Short-term instruments include obligations of the U.S. government or its agencies or instrumentalities (see “U.S. Government Securities” below) and, without limitation, the following:

(1)          Certificates of Deposit. The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid investments and be subject to the Fund’s 15% restriction on investments in illiquid investments. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

(2)          Bankers’ Acceptances. The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(3)          Repurchase Agreements. The Funds may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Funds to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to certain obligations. For the Funds, collateral may consist of any fixed income security which is an eligible investment for the Funds entering into the repurchase agreement. The Funds’ custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Funds will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Funds are entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Funds could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Funds. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Funds to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4)          Bank Time Deposits. The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

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(5)          Eurodollar and Yankee Instruments. The Funds may invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, the Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

(6)          Money Market Funds and Short-Term Debt Funds. The Funds may invest in money market funds. The Funds will each bear their proportionate share of the money market fund’s fees and expenses (see “Other Investment Companies” below). The Funds may hold securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less.

(7) Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which are transactions in which a Fund sells a security and simultaneously agrees to repurchase that security from the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

Reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest. Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities such Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board of Directors of the Company (“Board”), certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Inflation Protected Securities

Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

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If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation-protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities.

The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation-protected security does not accurately adjust for inflation, the value of the security could be adversely affected.

While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security’s maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-protected securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in the principal amount of an inflation-protected security will be considered taxable income to the Fund, even though the Fund does not receive its principal until maturity.

Lending Portfolio Securities

A Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of a Fund’s total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. A Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

A loan may be terminated by the borrower on one business day’s notice, or by the Company on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Company may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover a Fund’s transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

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When voting or consent rights that accompany loaned securities pass to the borrower, the Company will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. A Fund will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities.

LIBOR Discontinuance or Unavailability Risk

The London Inter-Bank Offered Rate (“LIBOR”) is a measure of the average interest rate at which major global banks can borrow from one another. LIBOR, which was used exclusively in the U.S. and globally as a benchmark or reference rate for various commercial and financial contracts, was phased out at the end of 2021, except the majority of the U.S. dollar LIBOR publications were phased out by June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law and provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark that is based on the Secured Overnight Financing Rate (“SOFR”). SOFR is the average rate at which institutions can borrow U.S. dollars overnight while posting U.S. Treasury bonds as collateral. Various financial industry groups have begun planning for the transition from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. It is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. The transition away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Other Investment Companies

Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

ETFs in which a Fund may invest are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. ETFs can give exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

If a Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired at market prices representing premiums to their NAVs. Shares acquired at a premium to their NAV may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders.

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U.S. Government Securities

Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero-coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.

When-Issued and Delayed Delivery Transactions

Each Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.

The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund’s purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of a Fund’s total assets that are subject to market risk, resulting in increased sensitivity of NAV to changes in market prices. A seller’s failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, a Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund’s purchase commitments. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund’s commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

Zero-Coupon and Step Coupon Securities

Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

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Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Portfolio Turnover

Portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. A higher portfolio turnover rate would result in higher brokerage costs to a Fund and could also result in the realization of larger amounts of capital gains, including short-term capital gains. Capital gains are generally taxable when distributed to shareholders, and distributions of short-term capital gains are generally taxable at ordinary income tax rates.

	For the Fiscal Period Ended August 31, 2023	For the Fiscal Period Ended August 31, 2022
UST 30 Year Fund(1)	[...]	N/A
UST 20 Year Fund(1)	[...]	N/A
UST 10 Year Fund(2)	[...]	97%
UST 7 Year Fund(1)	[...]	N/A
UST 5 Year Fund(1)	[...]	N/A
UST 3 Year Fund(1)	[...]	N/A
UST 2 Year Fund(2)	[...]	100%
UST 12 Month Fund(3)	[...]	N/A
UST 6 Month Fund(4)	[...]	N/A
UST 3 Month Fund(2)	[...]	0%
(1)	Inception date of the Fund was March 28, 2023.
(2)	Inception date of the Fund was August 9, 2022.
(3)	Inception date of the Fund was November 15, 2022.
(4)	Inception date of the Fund was March 7, 2023.

Pandemic Risk

Disease outbreaks that affect local economies or the global economy may materially and adversely impact a Fund and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus (“COVID-19”) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions may lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or a Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are widely available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

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Cyber Security Risk

A Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting a Fund, the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value. While each Fund and its service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, a Fund has limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to a Fund and the Adviser.

INVESTMENT RESTRICTIONS

The Company has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to each Fund without the approval of the holders of a majority of that Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

5.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

7.	With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Group of related industries is defined as three or more industries based on the Adviser’s classification for the purpose of this section.

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In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Directors. Each Fund may not:

1.	Acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously. If the percentage of the Fund’s net assets invested in illiquid investments exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid investments as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Fund.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the shares of a Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the 1940 Act and any of the statements regarding (a) the description of the Fund; (b) limitations on a Fund’s portfolio holdings or reference assets; (c) dissemination and availability of the intraday indicative values; or (d) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of shares of the Fund; (iv) if the intraday indicative value is no longer disseminated at least every 15 seconds during the Exchange’s regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (v) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares from listing and trading upon termination of a Fund.

The Company reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

To provide additional information regarding the indicative value of shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the oversight of the Board, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of seven Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

9

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street Milwaukee, WI 53202 Age: 90	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	[...]	AMDOCS Limited (service provider to telecommunications companies).
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 57	Director	2012 to present

Since 2020, Chief Financial Officer, Herspiegel Consulting LLC (life sciences consulting services); 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).

[...]

FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company); Emtec, Inc. (until December 2019); FS Investment Corporation (business development Company) (until December 2018).

Lisa A. Dolly 615 East Michigan Street, Milwaukee, WI, 53202 Age: 57	Director	October 2021 to present	From July 2019-December 2019, Chairman, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	[...]	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm).
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 80	Director	2006 to present	Since 1997, Consultant, financial services organizations.	[...]	IntriCon Corporation (biomedical device manufacturer); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance) (until 2021).
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 75	Chair Director	2005 to present 1991 to present	Retired.	[...]	EIP Investment Trust (registered investment company) (until August 2022).

10

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age:63	Director	2018 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	[...]

Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company); WisdomTree Investments, Inc.(asset management company) (until March 2019).

Robert A. Straniere 615 East Michigan Street Milwaukee, WI 53202 Age: 82	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	[...]	None.
INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 85	Vice Chair Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	59	None.
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Age: 64	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 61	Chief Compliance Officer	2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2021, Chief Compliance Officer of The RBB Fund Trust; President of The RBB Fund Trust from 2021 to 2022; President of The RBB Fund, Inc. from 2009 to 2022.	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 63	Chief Financial Officer and Secretary Chief Operating Officer	2016 to present August 2022 to present

Chief Financial Officer and Secretary (since 2021) and Chief Operating Officer (since 2022) of The RBB Fund Trust; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).

				N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: 49	Director of Marketing & Business Development	2019 to present	Director of Marketing & Business Development of The RBB Fund Trust (since 2021); from 2000-2019, Managing Director, Third Avenue Management LLC (investment advisory firm).	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: 41	Assistant Treasurer	2018 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2016 to 2020, Assistant Vice President, U.S. Bank Global Fund Services; from 2007 to 2016, Supervisor, Nuveen Investments (registered investment company).	N/A	N/A

11

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 52	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Michael P. Malloy One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 64	Assistant Secretary	1999 to present	Since 1993, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 44	Assistant Secretary	2017 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Director oversees [...] portfolios of the fund complex, consisting of the series in the Company ([...] portfolios) and The RBB Fund Trust ([ ] portfolios).

1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Brodsky, Giordano, Reichman, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.	Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Brodsky has over 40 years of senior executive-level management experience in the cable television and communications industry. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, and investment services industry, including service on the boards of industry regulatory organizations and a university. Mr. Straniere has been a practicing attorney for over 30 years and has served on the boards of an asset management company and another registered investment company.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened four times during the fiscal year ended August 31, 2023.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and four Independent Directors. The current members of the Contract Committee are Ms. Dolly and Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened six times during the fiscal year ended August 31, 2023.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2023.

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Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Brodsky, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened five times during the fiscal year ended August 31, 2023.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Director and three Independent Directors. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky, and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened [...] times during the fiscal year ended August 31, 2023.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, Shea and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2023.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director, an Independent Director, and two officers of the Company. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea, and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2023.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s CCO. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

13

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Funds and in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him or her), as of December 31, 2022, including amounts through the deferred compensation plan.

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	[ ]	[Over $100,000]
Gregory P. Chandler	[ ]	[Over $100,000]
Lisa A. Dolly	[ ]	None
Nicholas A. Giordano	[ ]	[$10,001-$50,000]
Arnold M. Reichman	[ ]	[$50,001-$100,000]
Brian T. Shea	[ ]	[$10,001-$50,000]
Robert A. Straniere	[ ]	[$1-$10,000]
INTERESTED DIRECTOR
Robert Sablowsky	[ ]	[Over $100,000]

Directors’ and Officers’ Compensation

Effective January 1, 2023, the Company and The RBB Fund Trust, based on an allocation formula, pay each Director a retainer at the rate of $150,000 annually, $13,500 for each regular meeting of the Board, $5,000 for each Regulatory Oversight Committee meeting attended in-person, $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $20,000 for his services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $10,000 per year for his services. The Vice Chair of the Board receives an additional fee of $35,000 per year for his services in this capacity and the Chair of the Board receives an additional fee of $75,000 per year for his services in this capacity.

From January 1, 2022 through December 31, 2022, the Company and The RBB Fund Trust, based on an allocation formula, paid each Director a retainer at the rate of $125,000 annually, $13,500 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $20,000 for his services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $10,000 per year for his services. The Vice Chair of the Board received an additional fee of $35,000 per year for his services in this capacity and the Chair of the Board received an additional fee of $75,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Company and served as President of the Company until August 2022. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. For the fiscal year ended August 31, 2023, Vigilant Compliance LLC received $[...] in the aggregate from all series of the Company and The RBB Fund Trust for its services and received $[...] from UST 30 Year Fund, $[...] from UST 20 Year Fund, $[...] from UST 10 Year Fund, $[...] from UST 7 Year Fund, $[...] from UST 5 Year Fund, $[...] from UST 3 Year Fund, $[...] from UST 2 Year Fund, $[...] from UST 12 Month Fund, $[...] from UST 6 Month Fund, and $[...] from UST 3 Month Fund. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development, and are compensated for services provided. For the fiscal year ended August 31, 2023, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development received compensation from the Company and The RBB Fund Trust in the following amounts:

14

Name of Director/Officer	Aggregate Compensation from the Funds*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation From Fund Complex Paid to Directors or Officers
Independent Directors:
Julian A. Brodsky, Director	[...]	N/A	[...]
Gregory P. Chandler, Director	[...]	N/A	[...]
Lisa A. Dolly, Director	[...]	N/A	[...]
Nicholas A. Giordano, Director	[...]	N/A	[...]
Arnold M. Reichman, Director and Chair	[...]	N/A	[...]
Brian T. Shea, Director	[...]	N/A	[...]
Robert A. Straniere, Director	[...]	N/A	[...]
Interested Director:
Robert Sablowsky, Director and Vice Chair	[...]	N/A	[...]
Officers:
Steven Plump, President	[...]	N/A	[...]
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	[...]	N/A	[...]
Craig Urciuoli, Director of Marketing & Business Development	[...]	N/A	[...]

*	The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

For the fiscal period ended August 31, 2023, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development received compensation from each of the Funds in the following amounts:

	UST 30 Year Fund*	UST 20 Year Fund*	UST 10 Year Fund	UST 7 Year Fund*	UST 5 Year Fund*	UST 3 Year Fund*	UST 2 Year Fund	UST 12 Month Fund*	UST 6 Month Fund*	UST 3 Month Fund
Independent Directors:
Julian A. Brodsky, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Gregory P. Chandler, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Lisa A. Dolly, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Nicholas A. Giordano, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Arnold M. Reichman, Director and Chair	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Brian T. Shea, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Robert A. Straniere, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Interested Director:
Robert Sablowsky, Director	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Officers:
Steven Plump, President	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
James G. Shaw, Chief Financial Officer, Chief Operating Officer, and Secretary	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
Craig Urciuoli, Director of Marketing & Business Development	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]	[...]
*	The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

15

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2022, the Independent Directors and their respective family members (spouse or dependent children) [did not own] beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Director Emeritus Program

The Board has created a position of Director Emeritus, whereby an incumbent Director who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Director may, in the sole discretion of the Nominating and Governance Committee of the Company (“Committee”), be recommended to the full Board to serve as Director Emeritus.

A Director Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Director. Compensation will be determined annually by the Committee and the Board with respect to each Director Emeritus. In addition, a Director Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. A Director Emeritus will continue to receive relevant materials concerning the Funds and will be available to consult with the Directors at reasonable times as requested. However, a Director Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Director Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Board for up to three years. From October 21, 2021 through January 26, 2023, J. Richard Carnall served as a Director Emeritus of the Company.

For the fiscal year ended August 31, 2023, J. Richard Carnall received compensation for his role as a Director Emeritus in the following amounts:

Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation From Fund Complex
$[ ]	N/A	$[...]

For the fiscal period ended August 31, 2023, the Director Emeritus received compensation from each of the Funds in the following amounts:

Name of Director Emeritus	UST 30 Year Fund(1)*	UST 20 Year Fund(1)*	UST 10 Year Fund	UST 7 Year Fund(1)*	UST 5 Year Fund(1)*	UST 3 Year Fund(1)*	UST 2 Year Fund	UST 12 Month Fund(1)*	UST 6 Month Fund(1)*	UST 3 Month Fund
J. Richard Carnall	$0	$0	[...]	$0	$0	$0	$0	[...]	$0	[...]

[(1)	No Director Emeritus fees will be charged to the Fund during its first fiscal year of operations.

*	The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.]

CODE OF ETHICS

The Company, the Adviser, and Quasar Distributors, LLC (the “Distributor”), have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Funds’ investment activities.

16

PRINCIPAL HOLDERS

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Fund is presumed to control the Fund. Principal holders are persons who own 5% or more of the outstanding shares of a Fund. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of November 30, 2023, the Company does not have information regarding the record or beneficial ownership of shares of each Fund held in the names of DTC participants, as DTC has not provided the Company with access to such information.

As of November 30, 2023, the Directors and officers of the Company as a group owned [less than 1%] of the outstanding shares of each Fund.

INVESTMENT ADVISORY AGREEMENT

Investment Advisory Agreement

The Adviser is a Delaware limited liability company with offices at 3050 K Street NW, Suite W-201, Washington, DC 20007. The Adviser is controlled by F/m Acceleration, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. F/m Acceleration, LLC is controlled by Diffractive Managers Group, LLC, a multi-boutique asset management company.

The Adviser provides investment advisory services to each Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Company and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of each Fund, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

The Adviser manages each Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board. The Adviser provides such additional administrative services as the Company may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Company.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.15% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

For the fiscal period/year ending August 31, 2023 and the fiscal period ended August 31, 2022, the Funds paid the following advisory fees, including waivers and reimbursements, to the Adviser (as applicable):

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For the Fiscal Period/Year Ended August 31, 2023*	Advisory Fees (after waivers and reimbursements)	Waivers	Reimbursements
UST 30 Year Fund	[...]	$0	$0
UST 20 Year Fund	[...]	$0	$0
UST 10 Year Fund	[...]	$0	$0
UST 7 Year Fund	[...]	$0	$0
UST 5 Year Fund	[...]	$0	$0
UST 3 Year Fund	[...]	$0	$0
UST 2 Year Fund	[...]	$0	$0
UST 12 Month Fund	[...]	$0	$0
UST 6 Month Fund	[...]	$0	$0
UST 3 Month Fund	[...]	$0	$0

For the Fiscal Period Ended August 31, 2022*	Advisory Fees (after waivers and reimbursements)	Waivers	Reimbursements
UST 10 Year Fund	$1,790	$0	$0
UST 2 Year Fund	$747	$0	$0
UST 3 Month Fund	$3,111	$0	$0

*	The UST 10 Year Fund, UST 2 Year Fund, and UST 3 Month Fund commenced operations as of August 8, 2022. The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

PORTFOLIO MANAGERS

Peter Baden, Alexander Morris, and Marcin Zdunek are the portfolio managers responsible for investment-related services provided to the Fund. The following table provides information regarding accounts managed by each portfolio manager as of August 31, 2023.

Portfolio Manager; Other Accounts	Total Accounts		Accounts With Performance-Based Fees
	Number	Assets	Number	Assets
Peter Baden
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	[...]	$[...] million	0	$0

Alexander Morris
Registered Investment Companies	[...]	$[...] million	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	[...]	$[...] million	0	$0

Marcin Zdunek
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

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Portfolio Manager Compensation

The compensation structure for the portfolio managers is based upon a fixed salary as well as a discretionary bonus determined by the management of the Adviser. Salaries are determined by management and are based upon an individual’s position and overall value to the firm. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses are not based upon criteria such as performance of the Funds or the value of assets included in the Funds’ portfolio.

Material Conflicts of Interest

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated. In accordance with the Adviser’s trade rotation policy, there will be cases where a Fund will trade after other accounts.

Ownership of Fund Shares by the Portfolio Managers

As of August 31, 2023, the portfolio managers [did not own] any shares of the Funds.

UNDERWRITER

The Company has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 5320, pursuant to which the Distributor acts as each Fund’s principal underwriter and distributes shares. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least 10,000 shares. The Distributor will not distribute shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Company, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Company until accepted by the Company. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Directors. The Distribution Agreement is terminable without penalty by the Company, on behalf of a Fund, on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined under the 1940 Act) of the Company, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

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PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

The Company issues and sells shares of a Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). For each Fund other than the UST 3 Month Fund, the NAV of the Fund’s shares is calculated each Business Day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The UST 3 Month Fund’s NAV is calculated twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time). Each Fund will not issue fractional Creation Units. A Business Day is any day on which the NYSE is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication of a Fund and a Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objectives of a Fund.

The Company reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

CASH PURCHASE METHOD. The Company may at its discretion permit full or partial cash purchases of Creation Units of a Fund in instances permitted by the exemptive relief the Adviser is relying on in offering a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

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PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent” or “Fund Services”) and the Company, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Company an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from a Fund must be placed for one or more Creation Units in the manner set forth and by the time(s) designated in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such APs may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed on any day, a Fund will not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to each Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Company or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Company. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Company, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.

For each Fund other than the UST 3 Month Fund, the order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

21

SPECIAL PROCEDURES FOR PURCHASE OF CREATION UNITS – UST 3 MONTH FUND

For the UST 3 Month Fund, except as described below, the Transfer Agent must receive all orders to create Creation Units of the Fund no later than the Cut-Off Time, in each case on the Order Placement Date in order for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed. Creation Units of the UST 3 Month Fund may be delivered either on the date such order is placed (“T+0”) or on the next Business Day (“T+1”), depending on when the Transfer Agent receives an order in proper form, as follows:

●	For orders received in proper form before 12:00 p.m. Eastern Time on a given Business Day (“NAV 1 Order”), the UST 3 Month Fund expects to deliver Creation Units on T+0 (i) by 3:00 p.m. Eastern Time (for transactions for which the AP has advanced full collateral) or (ii) no later than 6:00 p.m. Eastern Time (for transactions for which the AP has not advanced full collateral by 3:00 p.m. Eastern Time).

●	For orders received in proper form on or after 12:00 p.m. Eastern Time (and before 4:00 p.m. Eastern Time) on a given Business Day (“NAV 2 Order”), the UST 3 Month Fund expects to deliver Creation Units on T+1 no later than 6:00 p.m. Eastern Time.

For orders received on days when the Exchange is open, but U.S. banks are generally closed, the UST 3 Month Fund expects to deliver Creation Units for all NAV 1 Orders and NAV 2 Orders on T+1 no later than 6:00 p.m. Eastern Time.

A custom order may be placed by an AP when cash replaces any Deposit Securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. In the case of custom orders, the Transfer Agent must receive the creation order no later than one hour before the respective Cut-off Time (i.e., no later than 11:00 a.m. Eastern Time for a NAV 1 Order or between 11:00 p.m. and 3:00 p.m. Eastern Time for a NAV 2 Order).

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency, if regular trading on the Exchange is stopped at a time other than its regularly scheduled closing time or if the Exchange or the bond markets close earlier than normal (such as the day before a holiday). For example, on days when the generally accepted close of the bond market occurs earlier than normal, in-kind creation orders must be placed by the earlier closing time, while custom orders requesting a “cash-in-lieu” amount must be received by the Transfer Agent no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Company may, but is not required to, permit custom NAV 1 Orders until 12:00 p.m. Eastern Time and custom NAV 2 Orders until 4:00 p.m. Eastern Time, or until the market close (in the event the NYSE closes early). In the event the Exchange does not open for business, the Company may, but is not required to, open the UST 3 Month Fund for creation and redemption transactions if the Federal Reserve wire payment system is open. The Company reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than (i) the NAV determined by the UST 3 Month Fund at 12:00 p.m. Eastern Time and the UST 3 Month Fund’s official closing NAV (as each may be subsequently adjusted). The Company reserves the right to recover amounts from (or distribute amounts to) APs based on NAV 1 transactions and NAV 2 transactions with respect to the UST 3 Month Fund. The Fund also reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as otherwise permitted by the SEC. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an AP.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Company of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Company will issue and cause the delivery of the Creation Units. For each Fund other than the UST 3 Month Fund, the delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. For information regarding the delivery of Creation Units of the UST 3 Month Fund, see “SPECIAL PROCEDURES FOR PURCHASE OF CREATION UNITS OF UST 3 MONTH FUND” above. Each Fund reserves the right to settle Creation Unit transactions on a basis other than as described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

22

Creation Units may be purchased in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Company to buy the missing Deposit Securities at any time. APs will be liable to the Company for the costs incurred by the Company in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by a Fund, and Non- Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Company reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Company, be unlawful.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for a Fund. A Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Company in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for a Fund is $300.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because a Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

23

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE COMPANY WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of a Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Company. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Company’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Company does not ordinarily permit full or partial cash redemptions of Creation Units of a Fund, when full or partial cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. A Fund may incur costs such as brokerage costs or taxable gains or losses that a Fund might not have incurred if the redemption had been made in-kind. These costs may decrease a Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if a Fund had effected redemptions wholly on an in-kind basis.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for a Fund. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Company. The Non-Standard Charges are payable to a Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for a Fund is $300.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Company’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Company is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Company, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Company’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

24

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. For each Fund other than the UST 3 Month Fund, deliveries of redemption proceeds generally will be made within three Business Days of the trade date. For more information regarding the UST 3 Month Fund’s redemption procedures, see “SPECIAL PROCEDURES FOR REDEMPTION OF CREATION UNITS – UST 3 MONTH FUND” below.

SPECIAL PROCEDURES FOR REDEMPTION OF CREATION UNITS – UST 3 MONTH FUND

For the UST 3 Month Fund, orders to redeem Creation Units must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units is deemed received by the Custodian on the Order Placement Date if: (i) such order is received by the Custodian before 12:00 p.m. Eastern Time on the Order Placement Date for the order to be effected at NAV 1 and on or after 12:00 p.m. Eastern Time (but before market close) on the Order Placement Date for the order to be effected at NAV 2; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit aggregations made in proper form but received after 4:00 p.m., Eastern Time will be deemed received on the next Business Day immediately following the date that redemption request was placed and will be affected at NAV 1 next determined on such Business Day. The calculation of the amount of cash to be delivered upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Fund.

An AP must deliver the requisite number of shares of Creation Units specified in such order through DTC to the Transfer Agent and deliver any redemption cash component (if applicable) directly to the Transfer Agent through the Federal Reserve wire system, in each case by no later than the time specified below:

Order Type	Settlement Time (Delivery of Fund Securities to AP)	Delivery Deadline (Delivery of Shares by AP to Fund)
NAV 1 Order	By 3:00 p.m. Eastern time (T+0)	By 1:00 pm. Eastern time (T+0)
NAV 2 Order	By 3:00 p.m. Eastern time (T+1)	By 1:00 pm. Eastern time (T+1)

For orders received on days when the Exchange is open, but U.S. banks are generally closed, the Fund expects to deliver Fund Securities to the AP for all NAV 1 Orders and NAV 2 Orders on T+1 no later than 3:00 p.m. Eastern Time.

Notwithstanding anything to the contrary herein, upon receipt of a proper redemption request submitted in accordance with the redemption procedures set forth above in this section, the UST 3 Month Fund will make a payment to redeeming APs in satisfaction thereof no later than the Business Day following the redemption request. The UST 3 Month Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the Exchange is closed other than customary week-end and holiday closings or (b) during which trading on the Exchange is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC, may by order permit for shareholder protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. Any such suspension or postponement described above will be consistent with the Fund’s obligations under Section 22(e) of the 1940 Act.

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ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the Order Placement Date (or, in the case of the UST 3 Month Fund, as set forth in “SPECIAL PROCEDURES FOR REDEMPTION OF CREATION UNITS – UST 3 MONTH FUND” above). Due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds by each Fund other than the UST 3 Month Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Company may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Company’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Company to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of a Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

PORTFOLIO HOLDINGS INFORMATION

The Company has adopted, on behalf of each Fund, a policy relating to the selective disclosure of a Fund’s portfolio holdings by the Adviser, Board, officers, or third party service providers, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of the Fund’s shareholders. The policies relating to the disclosure of a Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to a Fund’s operation without compromising the integrity or performance of a Fund. It is the policy of the Company that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

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The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose a Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-CEN, and Form N-PORT, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

A Fund’s entire portfolio holdings are publicly disseminated each business day and may be available through financial reporting and news services including publicly available internet websites.

The Company may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; Fund Services, the administrator, accounting agent and transfer agent; [ ], the Funds’ independent registered public accounting firm; Faegre Drinker Biddle & Reath LLP, legal counsel; FilePoint, the financial printer; the Funds’ proxy voting service(s); and the Company’s liquidity classification agent. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to a Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in a Fund’s portfolio.

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information and, (ii) financial consultants to assist them in determining the suitability of a Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Company’s and Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of a Fund.

The Board provides ongoing oversight of the Company’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Board receives from the CCO as necessary, reports on compliance with these policies and procedures. In addition, the Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to a Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Adviser, director, officer or third party service provider to the Company’s CCO, who will determine whether the violation should be reported immediately to the Board or at its next quarterly Board meeting.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus titled “HOW TO BUY AND SELL SHARES.”

For each Fund other than the UST 3 Month Fund, such Fund’s NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day. The UST 3 Month Fund’s NAV is calculated twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.

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NAV per share is computed by dividing the value of a Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of that Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the applicable NAV determination time. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by the National Association of Securities Dealers Automated Quotations (“NASDAQ”). If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by a Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

With respect to the UST 3 Month Fund, the values of securities held by the Fund and other assets used in computing NAV are determined twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business. With respect to each Fund other than the UST 3 Month Fund, the values of securities held by the Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by a Fund or its liabilities, such securities and liabilities will be valued at fair value by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect a Fund and its shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Company each fiscal year to distribute substantially all of a Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of a Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Funds will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by a Fund at NAV. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

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Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which that Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of that Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, a Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of a Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years. As of August 31, 2023, the Funds had capital carry loss carryforwards as follows:

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Funds	Short-Term	Long-Term	Total
UST 30 Year Fund*	[...]	[...]	[...]
UST 20 Year Fund*	[...]	[...]	[...]
UST 10 Year Fund	[...]	[...]	[...]
UST 7 Year Fund*	[...]	[...]	[...]
UST 5 Year Fund*	[...]	[...]	[...]
UST 3 Year Fund*	[...]	[...]	[...]
UST 2 Year Fund	[...]	[...]	[...]
UST 12 Month Fund*	[...]	[...]	[...]
UST 6 Month Fund*	[...]	[...]	[...]
UST 3 Month Fund	[...]	[...]	[...]

*	The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The Adviser may serve as an investment adviser to other clients, including private investment companies, and the Adviser may in the future act as an investment adviser to other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets are managed by the Adviser in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

The policy of the Funds regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds’ policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

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In seeking to implement the Funds’ policies, the Adviser, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Funds and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Adviser may place portfolio transactions with a broker or dealer that furnishes research and other services to the Adviser and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Company directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

For the periods shown below the Funds paid the following Brokerage fees:

Fiscal Period/Year Ended*	Paid Brokerage Fees
UST 30 Year Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 20 Year Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 10 Year Fund
August 31, 2023	[...]
August 31, 2022	$0
UST 7 Year Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 5 Year Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 3 Year Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 2 Year Fund
August 31, 2023	[...]
August 31, 2022	$1
UST 12 Month Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 6 Month Fund
August 31, 2023	[...]
August 31, 2022	N/A
UST 3 Month Fund
August 31, 2023	[...]
August 31, 2022	$2
*	The UST 10 Year Fund, UST 2 Year Fund, and UST 3 Month Fund commenced operations as of August 8, 2022. The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

The Funds [did not own] securities of their regular broker-dealers as of the fiscal period ended August 31, 2023.

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The Funds [did not direct] a portion of their brokerage transactions to brokers for research services provided during the fiscal period ended August 31, 2023.

SECURITIES LENDING

U.S. Bank, N.A. serves as securities lending agent for the Funds and in that role administers the Funds’ securities lending program pursuant to the terms of a Master Securities Lending Agreement entered into between the Funds and U.S. Bank, N.A.

As securities lending agent, U.S. Bank, N.A. is responsible for marketing to approved borrowers available securities from the Funds’ portfolio. U.S. Bank, N.A. is responsible for the administration and management of the Funds’ securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral of at least 102% of the current market value of the loaned securities is delivered by the borrower(s), using best efforts to obtain additional collateral on the next business day if the value of the collateral falls below the required amount, and arranging for the investment of cash collateral received from borrowers in accordance with the Funds’ investment guidelines.

U.S. Bank, N.A. receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

The Funds [did not engage] in securities lending as of the fiscal period ended August 31, 2023.

PROXY VOTING PROCEDURES

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Funds (“portfolio proxies”) to the Adviser, subject to the Board’s continuing oversight.

Policies of the Adviser

The Adviser’s proxy voting policy establishes minimum standards for the exercise of proxy voting authority by the Adviser. The Adviser’s proxy voting policies and procedures are set forth in Appendix B.

Each Fund may invest its assets in debt securities, which generally do not issue proxies. However, a Fund may also invest in other types of securities that may issue proxies.

More Information

The Company is required to disclose annually the Funds’ complete proxy voting record on Form N-PX. The Funds’ proxy voting record for the most recent 12-month period ended June 30th will be available upon request by calling 1-800-617-0004 or by writing to the Funds c/o U.S. Bank Global Fund Services, PO Box 701, Milwaukee, Wisconsin 53201-0701. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with a Fund, its service providers or their respective affiliates, as incentives to help market and promote a Fund and/or in recognition of its distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to a Fund, the Distributor or shareholders of a Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about a Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

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The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in a Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, [...] billion shares have been classified into [...] classes. However, the Company only has approximately [...] active share classes that have begun investment operations. Under the Company’s charter, the Board has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in each Fund has an equal proportionate interest in the assets belonging to that Fund with each other share that represents an interest in that Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

33

GENERAL INFORMATION

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Fund will not transact business with any person or legal entity and beneficial owner, if applicable, whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

[ ], is the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for conducting the annual audit of the Funds’ financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and dividend disbursing agent.

Custodian

U.S. Bank, N.A, 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian (the “Custodian”) of the Funds’ assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

Administrator

Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Funds. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger, the preparation of the Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Custodian and the Administrator are affiliates. For the fiscal period ended August 31, 2023 and August 31, 2022, Fund Services received certain administration, accounting and regulatory administration fees and related out of pocket expenses as follows:

34

For the Fiscal Period/Year Ended August 31, 2023	Administration and Accounting Fees Paid (after waivers and reimbursements)	Waivers	Reimbursements
UST 30 Year Fund*	[...]	[...]	[...]
UST 20 Year Fund*	[...]	[...]	[...]
UST 10 Year Fund	[...]	[...]	[...]
UST 7 Year Fund*	[...]	[...]	[...]
UST 5 Year Fund*	[...]	[...]	[...]
UST 3 Year Fund*	[...]	[...]	[...]
UST 2 Year Fund	[...]	[...]	[...]
UST 12 Month Fund*	[...]	[...]	[...]
UST 6 Month Fund*	[...]	[...]	[...]
UST 3 Month Fund	[...]	[...]	[...]

For the Fiscal Period/Year Ended August 31, 2022	Administration and Accounting Fees Paid (after waivers and reimbursements)	Waivers	Reimbursements
UST 10 Year Fund*	$1,512	$0	$0
UST 2 Year Fund*	$5,110	$0	$0
UST 3 Month Fund*	$5,176	$0	$0
*	The UST 10 Year Fund, UST 2 Year Fund, and UST 3 Month Fund commenced operations as of August 8, 2022. The UST 12 Month Fund commenced operations as of November 15, 2022. The UST 6 Month Fund commenced operations on March 7, 2023. The UST 30 Year Fund, UST 20 Year Fund, UST 7 Year Fund, UST 5 Year Fund, and UST 3 Year Fund commenced operations as of March 23, 2023.

Legal Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

FINANCIAL STATEMENTS

The audited financial statements, financial highlights, and notes thereto in the Funds’ Annual Report to shareholders for the fiscal period ended August 31, 2023 (the “Annual Report”) have been audited by [ ], the Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Report, which is [incorporated by reference] into this SAI. No other parts of the Annual Report are incorporated by reference herein. Such financial statements have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Copies of the Annual Report may be obtained at no charge by calling the telephone number appearing on the front page of this SAI.

35

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

[1]	A long-term rating can also be used to rate an issue with short maturity.

A-1

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

A-2

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

A-3

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

A-4

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

A-5

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

A-6

APPENDIX B

F/M Investments, LLC d/b/a North Slope Capital, LLC (“FM”) may vote proxies for certain advisory clients if that responsibility is specifically accepted by FM in the advisory agreement between FM and the client. Regardless, a client always has the right to vote their own proxies. A client can exercise this right by instructing FM in writing to not vote proxies in the client’s account. In addition, where FM has proxy voting authority but a client desires to direct FM on how to vote a particular proxy, clients should contact FM at the address below.

If the client agreement is entered into by a trustee or other fiduciary on behalf of an employee retirement income plan subject to the Employee Retirement Income Security Act (“ERISA”), including a person meeting the definition of “fiduciary” under ERISA, the trustee or other fiduciary generally retains the right and obligation to vote proxies. In such cases, the Adviser is generally precluded from voting proxies for the plan.

Our proxy voting procedures provide that we vote proxies in our clients’ interests, and that if we identify a material conflict of interest between us and the client, we will vote based upon the recommendation of an independent third party. In certain circumstances, in accordance with an investment advisory contract, or other written directive, or if we have determined that it is in the client’s best interest, we may refrain from voting proxies.

Upon written request, a client will be provided with our proxy voting policies and procedures. Clients may also request, in writing, copies of records regarding how we voted their securities. Written requests must be addressed to Chief Compliance Officer, 3050 K Street NW, Suite W-201, Washington DC 20007

B-1

Summit Global Investments

Prospectus

SGI U.S. Large Cap Equity Fund
Class I Shares (Ticker: SILVX)

Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

SGI U.S. Small Cap Equity Fund
Class I Shares (Ticker: SCLVX)

Class A Shares (Ticker: LVSMX)
Class C Shares (Ticker: SMLVX)

SGI Global Equity Fund
Class I Shares (Ticker: SGLIX)

Class A Shares (Ticker: SGLAX)
Class C Shares (Ticker: SGLOX)

SGI Small Cap Core Fund

Class I Shares (Ticker: BOGIX)

[…], 2023

of The RBB Fund, Inc.

This Prospectus gives vital information about the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, the SGI Global Equity Fund, and the SGI Small Cap Core Fund (each a “Fund” and together the “Funds”), each an investment portfolio of The RBB Fund, Inc. (the “Company”), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

A look at the goals, strategies, risks and financial history of the Funds.
Details about the Funds’ service providers.
Policies and instructions for opening, maintaining and closing an account in a Fund.

SUMMARY SECTIONS	1
SGI U.S. Large Cap Equity Fund	1
SGI U.S. Small Cap Equity Fund	9
SGI Global Equity Fund	17
SGI Small Cap Core Fund	25
ADDITIONAL INFORMATION ABOUT EACH FUND’S INVESTMENTS AND RISKS	32
MANAGEMENT OF THE FUNDS	39
Investment Adviser	39
Portfolio Managers	40
SHAREHOLDER INFORMATION	42
Pricing of Fund Shares	42
Sales Charges — Class A Shares ONLY	43
Market Timing	45
Purchase of Fund Shares	45
Redemption of Fund Shares	50
Dividends and Distributions	53
Taxes	53
ADDITIONAL INFORMATION	57
FINANCIAL HIGHLIGHTS	58
Appendix A — Prior Performance of Similarly Advised Accounts	A-1
FOR MORE INFORMATION	Back Cover

SUMMARY SECTIONS

SGI U.S. Large Cap Equity Fund

Investment Objective

The SGI U.S. Large Cap Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information — Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge.” Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None
Maximum Deferred Sales Charge (Load)	None	None(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	[...]	[...]	[...]
Other Expenses	[...]	[...]	[...]
Total Annual Fund Operating Expenses	[...]	[...]	[...]
Less Fee Waivers and/or Expense Reimbursements(2)	[...]	[...]	[...]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[...]	[...]	[...]

(1)	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2)	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.98%, 1.23% and 1.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 0.98%, 1.23% or 1.98%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.98%, 1.23% and 1.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

1

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A Shares or Class C Shares or $1,000,000 in the Class I Shares of the Fund and for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	[...]	[...]	[...]	[...]
Class A Shares	[...]	[...]	[...]	[...]
Class C Shares	[...]	[...]	[...]	[...]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including exchange-traded funds (“ETFs”).

The Adviser attempts to lower the Fund’s market risk by investing in U.S. equity securities that lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance (“ESG”) issues. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

2

The Fund may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Principal Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

3

●	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

●	Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

●	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

●	Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

●	Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

4

Performance Information

The bar chart below illustrates the performance of the Fund’s Class I Shares (the Class with the longest performance). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*

*	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 15.02% (quarter ended June 30, 2020)

Worst Quarter: -17.51% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was [...]%.

AVERAGE ANNUAL TOTAL RETURNS

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

5

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023

U.S. Large Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception
Class I Shares*
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A Shares**
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Class C Shares**
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500® Low Volatility Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

*	Class I Shares of the Fund commenced operations on February 29, 2012.

**	Class C Shares and Class A Shares of the Fund commenced operations on December 31, 2015 and October 29, 2015, respectively. Since inception index performance is measured as of February 29, 2012.

6

Management of the Fund

Investment Adviser

Summit Global Investments, LLC

Portfolio Managers

Name	Title with Adviser	Tenure with the Fund
David Harden	President and Portfolio Manager	Since Inception in 2012
Aash Shah, CFA®	Portfolio Manager	Since 2018

Purchase and Sale of Fund Shares

	Minimum Initial Investment	Subsequent Minimum Investment
Class I Shares	$1,000,000	No minimum
Class A Shares	$1,000	No minimum
Class C Shares	$1,000	No minimum

You can purchase and redeem shares of the Fund only on days the New York Stock Exchange (“NYSE”) is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations, as further detailed in the section entitled “Purchase of Fund Shares – Purchases Through Intermediaries.” Shares of the Fund may also be purchased and redeemed directly through the Company by the means described below.

Purchase and Redemption By Mail:

SGI U.S. Large Cap Equity Fund

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Mail:

SGI U.S. Large Cap Equity Fund

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Purchase and Redemption By Wire:

Before sending any wire, call U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”) at 855-744-8500 to confirm the current wire instructions for the Fund.

Redemption By Telephone:

If you select the option to redeem by telephone on your account application, you may call the Transfer Agent at 855-744-8500.

7

Tax Information

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

SUMMARY SECTION

SGI U.S. Small Cap Equity Fund

Investment Objective

The SGI U.S. Small Cap Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information — Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge.” Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None
Maximum Deferred Sales Charge (Load)	None	None(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	[...]	[...]	[...]
Other Expenses	[...]	[...]	[...]
Total Annual Fund Operating Expenses	[...]	[...]	[...]
Less Fee Waivers and/or Expense Reimbursements(2)	[...]	[...]	[...]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[...]	[...]	[...]

(1)	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

(2)	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23%, 1.48% and 2.23% of the Fund’s average daily net assets attributable to Class I Shares, Class A and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 1.23%, 1.48% or 2.23%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.23%, 1.48% and 2.23% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

9

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A Shares or Class C Shares or $1,000,000 in the Class I Shares of the Fund and for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	[...]	[...]	[...]	[...]
Class A Shares	[...]	[...]	[...]	[...]
Class C Shares	[...]	[...]	[...]	[...]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks of U.S. issuers with small market capitalizations. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Index. The Russell 2000® Index is a small cap stock market index measuring the performance of approximately 2,000 small cap U.S. companies. As of August 31, 2023, the minimum market capitalization of the Russell 2000® Index was $[...] million and the largest stock was $[...] billion. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including exchange-traded funds (“ETFs”), and may invest in real estate investment trusts (“REITs”).

The Adviser attempts to lower the Fund’s market risk by investing in U.S. equity securities that lower the overall volatility of the Fund’s portfolio as compared to the Russell 2000® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance (“ESG”) issues. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

10

The Fund may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Principal Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

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●	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

●	Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

●	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

●	REITs Risk. The Fund’s investments in REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidating interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the securities of larger companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

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●	Small Cap Risk. Stocks of small companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

●	Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Performance Information

The bar chart below illustrates the performance of the Fund’s Class I Shares. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*

*	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 12.55% (quarter ended December 31, 2020)

Worst Quarter: -30.98% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was [...]%.

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AVERAGE ANNUAL TOTAL RETURNS

The table below, which includes all applicable sales charges (loads) and account fees, compares the Fund’s Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022

U.S. Small Cap Equity Fund	1 Year	5 Years	Since Inception (March 31, 2016)
Class I Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class A Shares(2)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Class C Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
S&P SmallCap 600® Low Volatility Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Class I Shares, Class A Shares and Class C Shares commenced operations on March 31, 2016.

(2)	Effective as of January 1, 2018, Class A Shares of the Fund are charged a 5.25% sales load. Accordingly, performance information for Class A Shares for periods prior to January 1, 2018 has been restated to reflect the effect of the sales load.

Management of the Fund

Investment Adviser

Summit Global Investments, LLC

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Portfolio Managers

Name	Title with Adviser	Tenure with the Fund
David Harden	President and Portfolio Manager	Since Inception in 2016
Richard Thawley	Portfolio Manager	Since Inception in 2016
Aash Shah, CFA®	Portfolio Manager	Since 2018

Purchase and Sale of Fund Shares

	Minimum Initial Investment	Subsequent Minimum Investment
Class I Shares	$1,000,000	No minimum
Class A Shares	$1,000	No minimum
Class C Shares	$1,000	No minimum

You can purchase and redeem shares of the Fund only on days the New York Stock Exchange (“NYSE”) is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations, as further detailed in the section entitled “Purchase of Fund Shares – Purchases Through Intermediaries.” Shares of the Fund may also be purchased and redeemed directly through the Company by the means described below.

Purchase and Redemption By Mail:

SGI U.S. Small Cap Equity Fund

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Mail:

SGI U.S. Small Cap Equity Fund

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Purchase and Redemption By Wire:

Before sending any wire, call U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”) at 855-744-8500 to confirm the current wire instructions for the Fund.

Redemption By Telephone:

If you select the option to redeem by telephone on your account application, you may call the Transfer Agent at 855-744-8500.

Tax Information

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

SGI Global Equity Fund

Investment Objective

The investment objective of the SGI Global Equity Fund (for this section only, the “Fund”) is to seek long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information — Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge.” Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None
Maximum Deferred Sales Charge (Load)	None	None(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	[...]	[...]	[...]
Other Expenses (2)	[...]	[...]	[...]
Total Annual Fund Operating Expenses	[...]	[...]	[...]
Less Fee Waivers and/or Expense Reimbursements(3)	[...]	[...]	[...]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[...]	[...]	[...]

(1)	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2)	“Other Expenses” for Class A Shares and Class C Shares, which had not commenced operations as of the date of this Prospectus, are estimated based on Class I Shares for the current fiscal year.

(3)	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.84%, 1.09%, and 1.84% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 0.84%,1.09% or 1.84%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.84%, 1.09% and 1.84%, of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 in Class I Shares or $10,000 in Class A Shares or Class C Shares of the Fund for the time periods indicated and that you hold or sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	[...]	[...]	[...]	[...]
Class A Shares	[...]	[...]	[...]	[...]
Class C Shares	[...]	[...]	[...]	[...]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.

The Fund’s investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market. The Fund may invest in securities of foreign issuers either directly or through depository receipts, including American Depository Receipts (“ADRs”). The Fund may also invest in other registered investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in or have exposure to companies of any size, but primarily invests in large- and mid- capitalization companies.

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The Adviser attempts to lower the Fund’s market risk by investing in equity securities that lower the overall volatility of the Fund’s portfolio as compared to global equity benchmarks. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance (“ESG”) issues. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Principal Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

19

●	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

●	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. [For the last fiscal year, the annual portfolio turnover rate of the Fund was lower than 100%], but the Fund’s portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

●	Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs maybe thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

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●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

●	Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

●	Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

●	Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Performance Information

Returns shown were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy. The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The performance shown for periods prior to March 21, 2014 is that of the Predecessor Fund.

The Board approved the Adviser to serve as the Global Equity Fund’s investment adviser effective January 1, 2017. Returns shown for periods prior to January 1, 2017 were generated under the management of the Global Equity Fund’s former investment adviser.

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The bar chart below illustrates the performance of the Fund’s Class I Shares. Performance for Class A Shares and Class C Shares is not shown because Class A Shares and Class C Shares had not commenced operations prior to the date of this Prospectus. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 23.87% (quarter ended September 30, 2013)

Worst Quarter: -19.41% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was [...]%.

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund’s Class I Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

22

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022

Global Equity Fund	1 Year	5 Years	10 Years	Since Inception (April 1, 2009)*
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ASWI Minimum Volatility (USD) Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

*	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management of the Fund

Investment Adviser

Summit Global Investments, LLC

Portfolio Managers

Name	Title with Adviser	Tenure with the Fund
David Harden	President and Portfolio Manager	Since 2017
Aash Shah, CFA®	Portfolio Manager	Since 2018

Purchase and Sale of Fund Shares

	Minimum Initial Investment	Subsequent Minimum Investment
Class I Shares	$1,000,000	No minimum
Class A Shares	$1,000	No minimum
Class C Shares	$1,000	No minimum

You can purchase and redeem shares of the Fund only on days the New York Stock Exchange (“NYSE”) is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations, as further detailed in the section entitled “Purchase of Fund Shares – Purchases Through Intermediaries.” Shares of the Fund may also be purchased and redeemed directly through the Company by the means described below.

23

Purchase and Redemption by Mail:

Regular Mail:

SGI Global Equity Fund

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Mail:

SGI Global Equity Fund

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Purchase and Redemption by Wire:

Before sending any wire, call U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”) at 855-744-8500 to confirm the current wire instructions for the Fund.

Redemption By Telephone:

If you select the option to redeem by telephone on your account application, you may call the Transfer Agent at 855-744-8500.

Tax Information

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

SGI Small Cap Core Fund

Investment Objective

The investment objective of the SGI Small Cap Core Fund (the “Fund”) is to provide long-term capital appreciation.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and/or Service (12b-1) Fees	[...]
Other Expenses	[...]
Total Annual Fund Operating Expenses	[...]
Fee Waiver and/or Expense Reimbursement(2)	[...]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[...]

(1)	Prior to May 14, 2021, the management fee was 1.00%.

(2)	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 1.23%: Acquired Fund Fees and Expenses (“AFFE”), short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund over the various time periods indicated and then held or redeemed all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	[...]	[...]	[...]	[...]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was [...]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the stocks of U.S. companies with market capitalizations, at the time of purchase, that are within the trailing twelve-month range of the market capitalizations of those companies that are included in the Russell 2000® Index (“Small Cap Stocks”). For purposes of this investment policy, stocks of U.S. companies are stocks that are listed on a securities exchange or market inside the United States. Because the Russell 2000® Index (“Index”) is modified (“reconstituted”) regularly (usually each year) to replace companies that no longer qualify for inclusion in the Index due to, among other reasons, having market capitalizations that have grown too large, the Adviser uses the trailing twelve-month range of market capitalizations to mitigate the need to trade stocks in the portfolio due to Index reconstitution. Further, the Adviser will not sell from the portfolio any holdings that the Adviser believes are likely to appreciate more than the Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within this range. As such, the Fund may, from time to time, hold less than 80% of its net assets within this range. The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. As part of its investment strategy, the Adviser will continue to invest in Small Cap Stocks that the Adviser believes will appreciate more than the Index. Shareholders will be notified by the Fund sixty days in advance of any change in this 80% policy. In seeking to achieve its principal investment strategies, the Fund will engage in trading of portfolio securities that will likely result in a high portfolio turnover rate.

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Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Environmental, Social and Governance (“ESG”) Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. The Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

●	Equity Stock Risk. Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

●	Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downtown and when growth stocks are out of favor.

●	Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company an ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value (“NAV”).

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●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

●	Portfolio Turnover Risk. The Fund may frequently trade its portfolio holdings. High portfolio turnover will cause the Fund to incur higher brokerage commissions and other transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in higher taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

●	Small Cap Risk. The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with larger market capitalizations. Issuers of Small Cap Stocks are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

●	Value Stock Risk. Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market turndown and when value stocks are out of favor.

Performance Information

The bar chart below illustrates the performance of the Fund’s Class I Shares. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.The Fund changed its investment adviser on May 14, 2021. The performance set forth below prior to May 14, 2021 is attributable to the former investment adviser.

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TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 29.38% (quarter ended June 30, 2020)

Worst Quarter: -30.76% (quarter ended March 31, 2020)

The year-to-date total return for the nine months ended September 30, 2023 was [...]%.

AVERAGE ANNUAL TOTAL RETURNS

The following table below compares the Fund’s average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2022

SGI Small Cap Core Fund	1 Year	5 Years	10 Years
Return Before Taxes	-13.23%	5.64%	9.86%
Return After Taxes on Distributions(1)	-13.35%	1.84%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-7.74%	2.90%	6.70%
Russell 2000® Index	-20.44%	4.13%	9.01%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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MANAGEMENT OF THE FUND

Investment Adviser

Summit Global Investments, LLC

Portfolio Managers

Name	Title with Adviser	Tenure with the Fund
David Harden	President and Portfolio Manager	Since May 14, 2021
Aash Shah, CFA®	Portfolio Manager	Since May 14, 2021

PURCHASE AND SALE OF THE FUND

Minimum Initial Investment
$10,000 ($2,000 minimum for IRA accounts)

You can purchase and redeem shares of the Fund only on days the New York Stock Exchange (the “NYSE”) is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through the Company by the means described below.

Purchase and Redemption By Mail:

SGI Small Cap Core Fund

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Mail:

SGI Small Cap Core Fund

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Purchase and Redemption By Wire:

Before sending any wire, call U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”) at 855-744-8500 to confirm the current wire instructions for the Fund.

Redemption By Telephone:

If you select the option to redeem by telephone on your account application, you may call the Transfer Agent at 855-744-8500.

Tax Information

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT EACH FUND’S INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that the Funds may use. More information about the Funds’ investments and portfolio management techniques, and related risks, is included in the SAI.

Investment Objectives

Each Fund’s investment objective may be changed by the Board of Directors (the “Board”) of the Company without shareholder approval. Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in a Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.

SGI U.S. Large Cap Equity Fund

The SGI U.S. Large Cap Equity Fund (the “U.S. Large Cap Equity Fund”) seeks long-term capital appreciation. The U.S. Large Cap Equity Fund invests in stocks that exhibit lower volatile stock price patterns strengthening business metrics and quantitative factors that the Adviser anticipates will produce lower volatility. The U.S. Large Cap Equity Fund may sell a stock if it no longer meets one or more investment criteria, including if the Adviser identifies fundamental, ESG or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential.

Portfolio Composition

The U.S. Large Cap Equity Fund has a policy to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index (for this paragraph only, the “80% Policy”). The 80% Policy is non-fundamental and can be changed by the Board upon 60 days’ prior notice to shareholders. The U.S. Large Cap Equity Fund must comply with its 80% Policy at the time the U.S. Large Cap Equity Fund invests its assets. Accordingly, when the U.S. Large Cap Equity Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

SGI U.S. Small Cap Equity Fund

The SGI U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund”) seeks long-term capital appreciation. The U.S. Small Cap Equity Fund invests in stocks that exhibit lower volatile stock price patterns strengthening business metrics and quantitative factors that the Adviser anticipates will produce lower volatility. The U.S. Small Cap Equity Fund may sell a stock if it no longer meets one or more investment criteria, including if the Adviser identifies fundamental, ESG or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential.

Portfolio Composition

Under normal circumstances, the U.S. Small Cap Equity Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks of U.S. issuers with small market capitalizations (for this paragraph only, the “80% Policy”). A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the U.S. Small Cap Equity Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Index. The Russell 2000® Index is a small cap stock market index measuring the performance of approximately 2,000 small cap U.S. companies. As of August 31, 2023, the minimum market capitalization of the Russell 2000® Index was $[ ] million and the largest stock was $[ ] billion. This policy is non-fundamental and can be changed by the Board upon 60 days’ prior notice to shareholders. The U.S. Small Cap Equity Fund must comply with its 80% Policy at the time the U.S. Small Cap Equity Fund invests its assets. Accordingly, when the U.S. Small Cap Equity Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

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SGI Global Equity Fund

The SGI Global Equity Fund’s (the “Global Equity Fund”) investment objective is to seek long-term capital appreciation. The Global Equity Fund invests in both U.S. and foreign stocks that exhibit lower volatile stock price patterns strengthening business metrics and quantitative factors that the Adviser anticipates will produce lower volatility. The Global Equity Fund may sell a stock if it no longer meets one or more investment criteria, including if the Adviser identifies fundamental, ESG or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential.

Portfolio Composition

Under normal market conditions, the SGI Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities (for this paragraph only, the “80% Policy”). The Global Equity Fund expects, under normal market conditions, to invest in at least three different countries and invest at least 40% (or, if conditions are not favorable, invest at least 30%) of its assets in non-U.S. companies (for this paragraph only, the “40% Policy”). The Global Equity Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The 80% Policy and the 40% Policy are non-fundamental policies and can be changed by the Board upon 60 days’ prior notice to shareholders. The Global Equity Fund must comply with the 80% Policy and the 40% Policy at the time the Global Equity Fund invests its assets. Accordingly, when the Global Equity Fund no longer meets the 80% Policy or the 40% Policy as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but any new investment it makes would be consistent with its 80% Policy and 40% Policy.

SGI Small Cap Core Fund

The SGI Small Cap Core Fund’s (the “Small Cap Core Fund”) investment objective is to provide long-term capital appreciation. Small Cap Core Fund takes long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. The Small Cap Core Fund may also invest in futures contracts and options on futures contracts as an alternative to purchasing a specified type of security. The Small Cap Core Fund may sell a stock if there is an adverse change in either the fundamental outlook for a company or investors’ beliefs about future stock price performance. Fundamental signals that could signal a sale include a significant appreciation in price, a poor quarterly earnings announcement or an indication that management is aggressive with its financial accounting. Adverse changes in investors’ beliefs about future stock prices are related to investors’ behavioral biases. Given the diversified nature of the stock selection process, it is likely that more than one of these signals would have to be declining in order to trigger a sale.

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Portfolio Composition

The Small Cap Core Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the Small Cap Stocks. For purposes of this investment policy, stocks of U.S. companies are stocks that are listed on a securities exchange or market inside the United States. Because the Russell 2000® Index is modified (“reconstituted”) regularly (usually each year) to replace companies that no longer qualify for inclusion in the Index due to, among other reasons, having market capitalizations that have grown too large, the Adviser uses the trailing twelve-month range of market capitalizations to mitigate the need to trade stocks in the portfolio due to Russell 2000® Index reconstitution.

The Small Cap Core Fund’s long positions may include (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. The Small Cap Core Fund will not invest directly in equity securities that are principally traded outside of the United States.

Additional Information About Each Fund’s Principal Investments and Risks

Borrowing. Each Fund may borrow money for temporary or emergency (not leveraging) purposes. A Fund will not make any additional investments while borrowings exceed 5% of its total assets.

Convertible Securities. Convertible securities have characteristics of both equity and fixed income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, the credit quality of the issuer and any call provisions. In particular, when interest rates rise, fixed income securities will decline in value.

Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s Adviser and other service providers (including, but not limited to, Fund accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Depositary Receipts. The Small Cap Core Fund may invest in securities of foreign issuers indirectly through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

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Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that each Fund may apply in selecting securities. Each Fund seeks to screen out companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. This may affect a Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. A Fund’s results may be lower than other funds that do not use ESG ratings and/or screen out certain companies or industries. The Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

Equity and Equity-Related Securities. Each Fund will invest in equity securities as part of its principal investment strategies, including exchange-traded and over-the-counter common and preferred stocks, warrants and convertible securities. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. The market value of a portfolio holding may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Decreases in market value of a Fund’s portfolio securities could adversely affect the Fund’s NAV.

Foreign Custody Risk. A Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Investments. The Global Equity Fund will invest in foreign investments as part of its principal investment strategies. International investing is subject to special risks, including risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; less economic, political and social stability; and differences in taxation, auditing and other financial practices. The Global Equity Fund will invest in securities of foreign issuers that are traded or denominated in U.S. Dollars primarily through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

Market Risk. Each Fund’s NAV and investment return will fluctuate based upon changes in the value of its investments. The market value of a Fund’s holdings is based upon the market’s perception of value and is not necessarily an objective measure of an investment’s value. There is no assurance that a Fund will realize its investment objective, and an investment in a Fund is not, by itself, a complete or balanced investment program. You could lose money on your investment in a Fund, or a Fund could underperform other investments.

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Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Funds’ investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are becoming more widely available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

Additionally, in February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Mid-Cap Companies. The U.S. Large Cap Equity Fund and Global Equity Fund may each invest in mid-cap company securities as part of its principal investment strategies. Investing in securities of companies with mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

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Other Investment Companies and ETFs. Each Fund may invest up to 10% of its total assets in the securities of other investment companies and ETFs not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, a Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Fund’s investment objectives and policies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

Portfolio Turnover. Each Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from a Fund’s performance.

Small-Cap Companies. The U.S. Small Cap Equity Fund and the Small Cap Core Fund will principally invest in small-cap companies as part of their respective principal investment strategies. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Furthermore, while securities of small capitalization companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and to many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund’s shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

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Temporary Investments. Each Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

Broad-Based Securities Market Indices

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

The Russell 2000® Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The MSCI ACWI Minimum Volatility (USD) Index is designed to reflect the performance of the lowest volatility optimized version of the parent MSCI index.

The S&P 500® Low Volatility Index is designed to measure the performance of the 100 least volatile stocks of the S&P 500® Index.

The S&P SmallCap 600® Low Volatility Index measures the performance of the 120 least-volatile stocks in the S&P SmallCap 600® Index. The index is designed to serve as a benchmark for low volatility or low variance strategies in U.S. small-cap equities.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI. The SAI is incorporated herein.

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MANAGEMENT OF THE FUNDS

Investment Adviser

The Adviser’s principal address is 620 South Main Street, Bountiful, Utah 84010. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. The Adviser is 100% privately-owned, and was founded in 2010.

Pursuant to an investment advisory agreement with the Company, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.70%, 0.95%, 0.70%, and 0.95% of the U.S. Large Cap Equity Fund’s, the U.S. Small Cap Equity Fund’s, the Global Equity Fund’s, and the Small Cap Core Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) of the U.S. Large Cap Equity Fund exceed 0.98%, 1.23% and 1.98% of the U.S. Large Cap Equity Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2024 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) of the U.S. Small Cap Equity Fund exceed 1.23%, 1.48% and 2.23% of the U.S. Small Cap Equity Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. The Adviser has contractually agreed to waive all or a portion of its advisory fee and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding certain items discussed below) of the Global Equity Fund from exceeding 0.84% of the average daily net assets attributable to Class I Shares, 1.09% of the average daily net assets attributable to Class A Shares and 1.84% of the average daily net assets attributable to Class C Shares until December 31, 2024. The Adviser has contractually agreed to waive all or a portion of its advisory fee and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding certain items discussed below) of the Small Cap Core Fund from exceeding 0.93% of the average daily net assets attributable to Class I Shares until December 31, 2024.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses with respect to the U.S. Large Cap Equity Fund, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses for Class I Shares, Class A Shares and Class C Shares, respectively, to exceed 0.98%, 1.23% or 1.98%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board. If at any time the U.S. Large Cap Equity Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares, Class A Shares and Class C Shares for that year are less than 0.98%, 1.23% or 1.98%, as applicable, the Adviser is entitled to reimbursement by the U.S. Large Cap Equity Fund of the advisory fees forgone and other payments remitted by the Adviser to the U.S. Large Cap Equity Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the U.S. Large Cap Equity Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. For the fiscal year ended August 31, 2023, the Adviser received [...]% of the U.S. Large Cap Equity Fund’s average net assets in investment advisory fees from the U.S. Large Cap Equity Fund.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses with respect to the U.S. Small Cap Equity Fund, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses for Class I Shares, Class A Shares and Class C Shares, respectively, to exceed 1.23%, 1.48% or 2.23%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board. If at any time the U.S. Small Cap Equity Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares, Class A Shares and Class C Shares for that year are less than 1.23%, 1.48% or 2.23%, as applicable, the Adviser is entitled to reimbursement by the U.S. Small Cap Equity Fund of the advisory fees forgone and other payments remitted by the Adviser to the U.S. Small Cap Equity Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the U.S. Small Cap Equity Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. For the fiscal year ended August 31, 2023, after waivers, the Adviser received [...]% of the U.S. Small Cap Equity Fund’s average net assets in investment advisory fees from the U.S. Small Cap Equity Fund. Had fee waivers not been in place, the Adviser would have received [...]% of the U.S. Small Cap Equity Fund’s average net assets in advisory fees from the U.S. Small Cap Equity Fund.

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In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses with respect to the Global Equity Fund, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses for Class I Shares, Class A Shares and Class C Shares, respectively, to exceed 0.84%, 1.09% or 1.84%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board. If at any time the Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares, Class A Shares and Class C Shares for that year are less than 0.84%, 1.09% or 1.84%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. For the fiscal year ended August 31, 2023, after waivers, the Adviser received [...]% of the Global Equity Fund’s average net assets in investment advisory fees from the Global Equity Fund. Had fee waivers not been in place, the Adviser would have received [...]% of the Fund’s average net assets in advisory fees from the Fund.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses with respect to the Small Cap Core Fund, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses for Class I Shares to exceed 1.23%, acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board. If at any time the Small Cap Core Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares for that year are less than 1.23% the Adviser is entitled to reimbursement by the Small Cap Core Fund of the advisory fees forgone and other payments remitted by the Adviser to the Small Cap Core Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Small Cap Core Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. For the fiscal year ended August 31, 2023, after waivers, the Adviser received [...]% of the Small Cap Core Fund’s average net assets in investment advisory fees from the Small Cap Core Fund.

A discussion regarding the basis for the Board’s approval of the investment advisory agreements for the U.S. Large Cap Equity Fund, the U.S. Small Cap Equity Fund, and the Global Equity Fund with the Adviser is available in the Funds’ annual report to shareholders for the fiscal year ended August 31, 2023.

A discussion regarding the basis for the Board’s approval of the Small Cap Core Fund’s investment advisory agreement with the Adviser is available in the Fund’s semi-annual report to shareholders dated February 28, 2023.

Portfolio Managers

The President of the Adviser, David Harden, is primarily responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Harden founded the Adviser in 2010, and has managed the U.S. Large Cap Equity Fund and U.S. Small Cap Equity Fund since their inception dates of February 29, 2012 and March 31, 2016, respectively. Mr. Harden has managed the Global Equity Fund since January 1, 2017. He started his career in 1993 and has worked for such firms as Fidelity Investments, Wellington Management and Evergreen Investments. From 2007 to 2012, Mr. Harden worked with Ensign Peak Advisors, Inc., most recently as Vice President and Senior Portfolio Manager, where he managed and oversaw day-to-day research, portfolio management and trading for all index, quantitative and low volatility strategies.

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Richard Thawley is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of the U.S. Small Cap Equity Fund’s portfolio. Mr. Thawley joined the Adviser in 2013 as an Investment Analyst. Mr. Thawley has a BS from Brigham Young University. From 2009 to 2010, Mr. Thawley worked as a marketing analyst at Aegon, N.V. From 2010 to 2011, he worked as an analyst at Provident Generation. From 2012 to 2013, Mr. Thawley worked at BYU Broadcasting as a research analyst.

Aash Shah is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Shah joined the Adviser in 2017 as a Portfolio Manager. Mr. Shah has over 26 years of investment management experience including over 21 years as a portfolio manager. Previously, Mr. Shah managed small, mid, and large cap funds for Federated Investors in both New York City and Pittsburgh. Mr. Shah also managed private client portfolios for Key Bank in Denver prior to joining the Adviser. Mr. Shah has a Bachelor’s degree from the University of Pittsburgh Swanson School of Engineering and an MBA in Finance and Accounting from the Tepper School at Carnegie Mellon University. He also holds a CFA charter.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Class I Shares and Class C Shares of the Funds are sold at their NAV. Class A Shares of the Funds are sold at their NAV, plus a front-end sales charge, if applicable. The NAV per share of each class of shares of the Funds is calculated as follows:

Value of Assets Attributable to a Class
NAV =	-Value of Liabilities Attributable to the same Class
Number of Outstanding of the Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency. Due to the fact that different expenses are charged to each Class of shares, the NAV of each Class of a Fund may vary. A Fund will effect purchases of Fund shares at the NAV, plus any applicable sales charge, next calculated after receipt by the Transfer Agent of your purchase order in good order. The Funds will effect redemptions of Fund shares at the NAV next calculated after receipt by the Transfer Agent of your redemption request in good order.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on the NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, equity securities will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and deemed representative of market values at the close of the market.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in exchange-traded and closed-end funds will be valued at their market price.

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with the Adviser, securities will be valued by the Adviser in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

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Sales Charges — Class A Shares ONLY

General. Purchases of Class A Shares of the Funds are subject to a front-end sales charge of up to five and one-quarter percent (5.25%) of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. Sales charges are not imposed on shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Commission as a % of Offering Price
Less than $50,000	5.25%	4.75%
At least $50,000 but less than $100,000	4.75%	4.25%
At least $100,000 but less than $250,000	3.50%	3.25%
At least $250,000 but less than $500,000	2.50%	2.25%
At least $500,000 but less than $750,000	2.00%	1.90%
At least $750,000 but less than $1,000,000	1.50%	1.45%
$1,000,000 or greater	None*	None*

*	No sales charge is payable at the time of purchase on investments of $1,000,000 or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 18 months following any such purchase. See the section entitled “Contingent Deferred Sales Charge on Certain Redemptions.”

Rights of Accumulation. You will have the benefit of a reduced sales charge by combining your purchase of Class A shares of a Fund in a single transaction with your purchase of Class A shares of another Fund. You may also combine your new purchase of Class A shares of a Fund with Class C shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you own. You may combine your account, your spouse’s account, and the account(s) of your children under age 25.

This privilege is also extended to certain employee benefit plans and trust estates. The following purchases may be combined for purposes of determining the “Amount of Purchase:” (a) individual purchases, if made at the same time, by a single purchaser, the purchaser’s spouse and children under the age of 25 purchasing shares for their own accounts, including shares purchased by a qualified retirement plan(s) exclusively for the benefit of such individual(s) (such as an IRA, individual-type section 403(b) plan or single-participant Keogh-type plan) or by a “Company,” as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”), solely controlled, as defined in the 1940 Act, by such individual(s), or (b) individual purchases by trustees or other fiduciaries purchasing shares (i) for a single trust estate or a single fiduciary account, including an employee benefit plan, or (ii) concurrently by two or more employee benefit plans for a single employer or of employers affiliated with each other in accordance with Section 2(a)(3)(c) of the 1940 Act (excluding in either case an employee benefit plan described in (a) above), provided such trustees or other fiduciaries purchase shares in a single payment. Purchases made for nominee or street name accounts may not be combined with purchases made for such other accounts. You may also further discuss Rights of Accumulation with your investment broker, brokerage firm, financial institution, or other industry professional, including affiliates of the Adviser (collectively, “Service Organizations”).

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You will need to provide written instruction with respect to the other accounts whose purchases should be considered in rights of accumulation.

Letter of Intent. By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of the Funds’ Class A Shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.25% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds, you can aggregate your accounts as well as accounts defined in the Rights of Accumulation section of the Prospectus. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Sales Charge Waivers. The Funds sell Class A Shares at NAV without imposition of a sales charge to the following persons:

▪	current and retired (as determined by the Adviser) employees of the Adviser and its affiliates, their spouses and children under the age of 25 and employee benefit plans for such employees, provided orders for such purchases are placed by the employee;

▪	any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise;

▪	Directors of the Company and registered representatives of Service Organizations;

▪	existing advisory clients of the Adviser on purchases effected by transferring all or a portion of their investment management or trust account to the Fund, provided that such account had been maintained for a period of six months prior to the date of purchase of Fund shares;

▪	trust companies, bank trust departments and registered investment advisers purchasing for accounts over which they exercise investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity, provided that the amount collectively invested or to be invested in the Fund by such entity or adviser during the subsequent 13-month period totals at least $50,000;

▪	employer-sponsored retirement plans with assets of at least $50,000 or 25 or more eligible participants; and

▪	accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Distributor.

In order to take advantage of a sales charge waiver, a purchaser must certify to the Service Organization eligibility for a waiver and must notify the Service Organization whenever eligibility for a waiver ceases to exist. A Service Organization reserves the right to request additional information from a purchaser in order to verify that such purchaser is so eligible. Such information may include account statements or other records regarding shares of the Fund held by you or your immediate family household members.

Contingent Deferred Sales Charge on Certain Redemptions. Purchases of $1,000,000 or more are not subject to an initial sales charge; however, a contingent deferred sales charge is payable on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of the charge, it is assumed that shares purchased with reinvested dividends and capital gain distributions and then other shares held the longest are the first redeemed. The contingent deferred sales charge is further discussed in the SAI.

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Market Timing

In accordance with the policy adopted by its Board, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Fund shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise its right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company (or the Adviser), has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

There is no assurance that the Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Purchase of Fund Shares

Shares representing interests in a Fund are offered continuously for sale by Quasar Distributors, LLC (the “Distributor”).

The Board has approved a Distribution Agreement and adopted Plans of Distribution for Class A Shares and Class C Shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Distributor is entitled to receive from each respective Fund a distribution fee with respect to Class A Shares and Class C Shares of the Funds, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and of up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plans is agreed upon by the Board and by the Distributor. Because these fees are paid out of each respective Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in Class A Shares and Class C Shares and may cost you more than paying other types of sales charges.

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Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of Class A Shares and Class C Shares, (ii) ongoing servicing and/or maintenance of the accounts of Class A and Class C shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of Class A Shares and Class C Shares, all as set forth in the Plans. Ongoing servicing and/or maintenance of the accounts of Class A and Class C shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the respective Fund or its service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below.

The Plans obligate each respective Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class A Shares and Class C Shares the fee agreed to under the Distribution Agreement. Payments under the Plans are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Purchases Through Intermediaries. Shares of the Funds may also be available through Service Organizations. Certain features of the shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV, plus any applicable sales charge, next computed after they are deemed to have been received by the Service Organization or its authorized designee.

For administration, sub-accounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) relating to the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

In addition to fees a Fund may pay to a Service Organization under the Plans, a Fund may enter into agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for networking, sub-transfer agency, sub-administration and/or sub-accounting services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by the Service Organization or (2) a fixed dollar amount for each account serviced by the Service Organization. The aggregate amount of these payments may be substantial.

Class I Shares of each Fund may also be available on brokerage platforms of firms that have agreements with the Company to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Class I Shares of a Fund through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.

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General. You may also purchase shares of the Funds at the NAV per share, plus any applicable sales charge, next calculated after your order is received by the Transfer Agent in good order as described below. Each Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company’s records. The minimum initial investment in the Funds is $1,000,000 for Class I Shares. The minimum initial investment in the Funds for Class A Shares and Class C Shares is $1,000. Investors in Class A Shares and Class C Shares under the Automatic Investment Plan must invest at least $100 on a monthly basis via the Automatic Investment Plan. The minimum initial investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can purchase shares of the Funds only on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. Subject to acceptance by the Funds, an account may be opened by completing and signing an Account Application and mailing it to the Transfer Agent at the address noted below, together with a check payable to the Fund that you are purchasing. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Regular Mail	Overnight or Express Mail
Summit Global Investments Funds	Summit Global Investments Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Shares will be purchased at the NAV plus any applicable sales charges next computed after the time the application and funds are received in proper order and accepted by the Funds. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

Initial Investment By Wire. If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

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Wire Instructions:

U.S. Bank National Association

777 East Wisconsin Ave

Milwaukee WI 53202

ABA 075000022

Credit:

U.S. Bancorp Fund Services

Account #112-952-137

For Further Credit to:

[Summit Fund Name]

(shareholder registration)

(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments – By Wire. Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Telephone Purchase. Investors may purchase additional shares of the Funds by calling 1-855-744-8500. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

In order to arrange for telephone options after an account has been opened or to change your bank account, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source.

Additional Investments. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. Initial and additional purchases made by check or electronic funds transfer (ACH) cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Automatic Investment Plan. Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through an automatic investment plan (the “Automatic Investment Plan”). The Automatic Investment Plan provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly, quarterly, semi-annual or annual basis. Investors in Class A Shares and Class C Shares under the Automatic Investment Plan must invest at least $100 on a monthly basis via the Automatic Investment Plan. In order to participate in the Automatic Investment Plan, your financial institution must be a member of the ACH network. Minimum monthly payments are $100 for Class A Shares and Class C Shares and $1,000 for Class I Shares. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the Automatic Investment Plan, please complete the Automatic Investment Plan section on the account application or call the Funds’ Transfer Agent at 1-855-744-8500 for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

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Retirement Plans/IRA Accounts. The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-855-744-8500 for information on:

●	Individual Retirement Plan, including Traditional IRAs and Roth IRAs

●	Small Business Retirement Plans, including Simple IRAs and SEP IRAs

●	Coverdell Education Savings Accounts

There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Purchases in Kind. In certain circumstances, shares of the Funds may be purchased “in kind” (i.e., in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by a Fund will be valued, as set forth in this Prospectus, as of the time of the next determination of NAV after such acceptance. The shares of the Fund that are issued to the investor in exchange for the securities will be determined as of the same time. All dividends, subscriptions, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A Fund will not accept securities in exchange for its shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by the Adviser or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on securities transferred to the Funds.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Funds. The Adviser will monitor each Fund’s total assets and may, subject to Board approval, decide to close a Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. The Adviser, subject to Board approval, may also choose to reopen a Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, the Fund may be offered only to certain existing shareholders of the Fund and certain other persons who may be subject to cumulative, maximum purchase amounts, as follows:

a.	persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Adviser;

b.	employees of the Adviser and their spouses, parents and children; and

c.	Directors of the Company.

Distributions to all shareholders of a closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board’s discretion, reserves the right to implement specific purchase limitations at the time of closing, including limitations on current shareholders.

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Purchases of a Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places. Certificates for shares will not be issued.

Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser and their family members, either directly or through their IRAs and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitation.

The Adviser is authorized to waive the minimum initial and subsequent investment requirements.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered (i.e., the purchase request includes the name of the Fund; the dollar amount of shares to be purchased; your account application or investment stub; and a check payable to the Fund). Purchase requests not in good order may be rejected.

Customer Identification Program. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Company’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. If you need additional assistance when completing your account application, please contact the Transfer Agent at 1-855-744-8500.

Applications without the required information, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

You may redeem shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. A Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can redeem shares of a Fund only on days the NYSE is open and through the means described below.

You may redeem shares of a Fund by mail, or, if you are authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemption By Mail. Your redemption requests should be addressed to [Summit Fund Name], c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or for overnight delivery to [Summit Fund Name], c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 and must include:

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

●	If ownership is being changed on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

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●	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redemption By Telephone. If you did not decline telephone options on your account application, you may initiate a redemption of shares in the amount up to the total value of the account by calling the Transfer Agent at 1-855-744-8500.

Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

In order to arrange for telephone options after an account has been opened or to change your bank account, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Exchange Privilege. You can exchange your shares of a Fund for shares of the same class in an identically registered account of another Fund on any day that both the Fund and the Fund into which you are exchanging are open for business. Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs. Your total value of the initially held shares will equal the total value of the new shares. Be sure to read the current Prospectus for the Fund into which you are exchanging.

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Beneficial holders with financial intermediary sponsored fee-based programs may be eligible to exchange their shares in a particular share class of a Fund for Shares in a different share class of that Fund if the shareholder meets the eligibility requirements for that class of shares or the shareholder is otherwise eligible to purchase that class of shares. Such an exchange will be effected at the NAV of the shares next calculated after the exchange request is received by the Transfer Agent in good order. Investors who hold Class I Shares of the Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I Shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I Shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

An exchange of shares of one Fund for shares of another Fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

IRA and other retirement plan redemptions. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.

Shares held in IRA accounts may be redeemed by telephone at 1-855-744-8500. Investors will be asked whether or not to withhold taxes from any distribution.

Other Redemption Information. Redemption proceeds for shares of a Fund recently purchased by check or electronic funds transfer through the ACH network may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Redemption proceeds will ordinarily be paid within seven business days after a redemption request is received by the Transfer Agent in good order. The Company may suspend the right of redemption or postpone the date at times when the NYSE or the bond market is closed or under any emergency circumstances as determined by the SEC. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent holdings, or by selling portfolio securities. In stressed market conditions, redemption methods may include redeeming in kind.

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC and the Company’s Policy and Procedure Related to the Processing of In-Kind Redemptions. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Good Order. A redemption request is considered to be in good order when your request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Redemption requests not in good order may be delayed.

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Involuntary Redemption. The Funds reserve the right to redeem your account at any time the value of the account falls below $500 as the result of a redemption or an exchange request.

You will be notified in writing that the value of your account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

The Funds may assert the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Dividends and Distributions

Each Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund’s shareholders. All distributions are reinvested in the form of additional full and fractional shares unless you elect otherwise.

Each Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

The ex-dividend, record and payable dates of any annual distribution will be available by calling 855-744-8500.

All distributions are reinvested in the form of additional full and fractional shares unless you elect one the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV, and to reinvest all subsequent distributions. You may change the distribution option on your account as any time. You should notify the Transfer Agent in writing or by telephone at least five (5) days prior to the next distribution.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum federal long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

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Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before a Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Each Fund may make distributions to you of “section 199A dividends” with respect to qualified dividends that it receives with respect to such Fund’s investments in REITs. A section 199A dividend is any dividend or part of such dividend that such Fund pays to you and reports as a section 199A dividend in written statements furnished to you. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by such Fund from a REIT reduced by the Fund’s allocable expenses. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for such Fund’s shares and satisfied certain other conditions. For the lower rates to apply, you must have owned your applicable Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the Fund’s ex-dividend date, but only to the extent that you are not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

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Sales of Shares. You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares based on the difference between your cost basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold. The Funds have elected to use the average cost method, unless you instruct a Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. Each Fund may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as a Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to a Fund’s interest income from U.S. obligors, and dividends attributable to net short-term capital gains of a Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares of a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

55

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

Shares of the Fund have not been registered for sale outside of the United States and certain U.S. territories.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the Funds’ SAI.

56

ADDITIONAL INFORMATION

Householding. In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Transfer Agent toll-free at 1-855-744-8500 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholder, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-855-744-8500 (toll free) at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

57

FINANCIAL HIGHLIGHTS

The following tables set forth certain financial information for the periods indicated. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions.

This information for the U.S. Large Cap Equity Fund, Global Equity Fund, and the U.S. Small Cap Equity Fund has been derived from the financial statements and has been audited by [ ], the independent registered public accounting firm.

Class A Shares and Class C shares of the Global Equity Fund had not commenced operations as of the fiscal year ended August 31, 2023, and therefore no financial highlights information is presented for these Classes of the Global Equity Fund.

This information for the fiscal years ended August 31, 2023, 2022 and 2021 for the Small Cap Core Fund have been derived from the Fund’s financial statements audited by [ ], the Fund’s independent registered public accounting firm. The information for the fiscal years ended August 31, 2020 and 2019 was audited by the Small Cap Core Fund’s former independent registered public accounting firm.

This information should be read in conjunction with the Funds’ financial statements, which, together with the report of the independent registered public accounting firm, are included in the Funds’ annual reports, which are available upon request (see back cover for ordering instructions).

58

	U.S. Large Cap Equity Fund — Class I Shares
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	[...]	$23.21	$19.55	$18.24	$17.97
Net investment income/(loss)(1)	[...]	0.17	0.03	0.14	0.18
Net realized and unrealized gain/(loss) on investments(2)	[...]	(2.27)	3.76	1.66	0.75
Net increase/(decrease) in net assets resulting from operations	[...]	(2.10)	3.79	1.80	0.93

Dividends and distributions to Shareholders from:
Net investment income	[...]	(0.04)	(0.08)	(0.18)	(0.11)
Net realized capital gains	[...]	(3.22)	(0.05)	(0.31)	(0.55)
Total dividends and distributions to shareholders	[...]	(3.26)	(0.13)	(0.49)	(0.66)
Net asset value, end of period	[...]	$17.85	$23.21	$19.55	$18.24
Total investment return/(loss)(3)	[...]	(10.71)%	19.46%	10.10%	5.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	[...]	$391,548	$506,159	$556,511	$497,097
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	[...]	0.92%	0.87%	0.85%	0.93%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	[...]	0.96%	0.87%	0.85%	0.86%
Ratio of net investment income/(loss) to average net assets	[...]	0.85%	0.15%	0.76%	1.07%
Portfolio turnover rate (4)	[...]	133%	91%	129%	104%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

59

	U.S. Large Cap Equity Fund — Class A
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	[...]	$23.25	$19.59	$18.29	$17.99
Net investment income/(loss)(1)	[...]	0.12	(0.02)	0.08	0.14
Net realized and unrealized gain/(loss) on investments(2)	[...]	(2.27)	3.77	1.67	0.76
Net increase/(decrease) in net assets resulting from operations	[...]	(2.15)	3.75	1.75	0.90

Dividends and distributions to shareholders from:
Net investment income	[...]	—	(0.04)	(0.14)	(0.05)
Net realized capital gains	[...]	(3.22)	(0.05)	(0.31)	(0.55)
Total dividends and distributions to shareholders	[...]	(3.22)	(0.09)	(0.45)	(0.60)
Net asset value, end of period	[...]	$17.88	$23.25	$19.59	$18.29
Total investment return/(loss)(3)	[...]	(10.89)%	19.20%	9.78%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	[...]	$28,285	$29,423	$23,424	$14,751
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	[...]	1.17%	1.12%	1.10%	1.18%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	[...]	1.21%	1.12%	1.10%	1.11%
Ratio of net investment income/(loss) to average net assets	[...]	0.64%	(0.09)%	0.47%	0.84%
Portfolio turnover rate (4)	[...]	133%	91%	129%	104%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.
(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

60

	U.S. Large Cap Equity Fund — Class C
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	[...]	$22.54	$19.11	$17.79	$17.59
Net investment income/(loss)(1)	[...]	(0.03)	(0.17)	(0.05)	0.01
Net realized and unrealized gain/(loss) on investments(2)	[...]	(2.17)	3.65	1.71	0.74
Net increase/(decrease) in net assets resulting from operations	[...]	(2.20)	3.48	1.66	0.75

Dividends and distributions to shareholders from:
Net investment income	[...]	—	—	(0.03)	—
Net realized capital gains	[...]	(3.22)	(0.05)	(0.31)	(0.55)
Total dividends and distributions to shareholders	[...]	(3.22)	(0.05)	(0.34)	(0.55)
Net asset value, end of period	[...]	$17.12	$22.54	$19.11	$17.79
Total investment return/(loss)(3)	[...]	(11.54)%	18.25%	9.47%	4.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	[...]	$2,546	$2,917	$2,915	$2,350
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	[...]	1.92%	1.87%	1.85%	1.93%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	[...]	1.96%	1.87%	1.85%	1.86%
Ratio of net investment income/(loss) to average net assets	[...]	(0.15)%	(0.84)%	(0.26)%	0.07%
Portfolio turnover rate (4)	[...]	133%	91%	129%	104%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

61

	U.S. Small Cap Equity Fund — Class I Shares
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	[...]	$11.91	$10.03	$11.49	$13.82
Net investment income/(loss)(1)	[...]	(0.01)	(0.02)	0.07	0.14
Net realized and unrealized gain/(loss) on investments(2)	[...]	(0.62)	1.92	(1.40)	(1.89)
Net increase/(decrease) in net assets resulting from operations	[...]	(0.63)	1.90	(1.33)	(1.75)

Dividends and distributions to shareholders from:
Net investment income	[...]	—	(0.02)	(0.13)	(0.04)
Net realized capital gains	[...]	—	—	—	(0.54)
Total dividends and distributions to shareholders	[...]	—	(0.02)	(0.13)	(0.58)
Net asset value, end of period	[...]	$11.28	$11.91	$10.03	$11.49
Total investment return/(loss)(3)	[...]	(5.29)%	19.02%	(11.75)%	(12.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	[...]	$29,180	$27,913	$42,830	$33,707
Ratio of expenses to average net assets with waivers and reimbursements	[...]	1.23%	1.23%	1.23%	1.23%
Ratio of expenses to average net assets without waivers and reimbursements	[...]	1.46%	1.40%	1.36%	1.40%
Ratio of net investment income/(loss) to average net assets	[...]	(0.09)%	(0.23)%	0.68%	1.19%
Portfolio turnover rate (4)	[...]	123%	135%	151%	145%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

62

	U.S. Small Cap Equity Fund — Class A Shares
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	[...]	$11.85	$10.00	$11.46	$13.80
Net investment income/(loss)(1)	[...]	(0.04)	(0.05)	0.03	0.11
Net realized and unrealized gain/(loss) on investments(2)	[...]	(0.61)	1.92	(1.38)	(1.88)
Net increase/(decrease) in net assets resulting from operations	[...]	(0.65)	1.87	(1.35)	(1.77)

Dividends and distributions to shareholders from:
Net investment income	[...]	—	(0.02)	(0.11)	(0.03)
Net realized capital gains	[...]	—	—	—	(0.54)
Total dividends and distributions to shareholders	[...]	—	(0.02)	(0.11)	(0.57)
Net asset value, end of period	[...]	$11.20	$11.85	$10.00	$11.46
Total investment return/(loss)(3)	[...]	(5.49)%	18.69%	(11.95)%	(12.61)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	[...]	$6,111	$5,573	$6,905	$3,892
Ratio of expenses to average net assets with waivers and reimbursements	[...]	1.48%	1.48%	1.48%	1.48%
Ratio of expenses to average net assets without waivers and reimbursements	[...]	1.71%	1.65%	1.61%	1.65%
Ratio of net investment income/(loss) to average net assets	[...]	(0.34)%	(0.48)%	0.32%	0.94%
Portfolio turnover rate (4)	[...]	123%	135%	151%	145%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.
(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

63

	U.S. Small Cap Equity Fund — Class C Shares
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance:
Net asset value, beginning of period	[...]	$11.48	$9.75	$11.22	$13.59
Net investment income/(loss)(1)	[...]	(0.12)	(0.14)	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments(2)	[...]	(0.53)	1.87	(1.37)	(1.84)
Net increase/(decrease) in net assets resulting from operations	[...]	(0.65)	1.73	(1.40)	(1.83)

Dividends and distributions to shareholders from:
Net realized capital gains	[...]	—	—	(0.07)	(0.54)
Total dividends and distributions to shareholders	[...]	—	—	(0.07)	(0.54)
Net asset value, end of period	[...]	$10.83	$11.48	$9.75	$11.22
Total investment return/(loss)(3)	[...]	(5.66)%	17.74%	(12.57)%	(13.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	[...]	$238	$118	$102	$114
Ratio of expenses to average net assets with waivers and reimbursements	[...]	2.23%	2.23%	2.23%	2.23%
Ratio of expenses to average net assets without waivers and reimbursements	[...]	2.46%	2.40%	2.36%	2.40%
Ratio of net investment income/(loss) to average net assets	[...]	(1.06)%	(1.26)%	(0.29)%	0.09%
Portfolio turnover rate(4)	[...]	123%	135%	151%	145%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

64

	Global Equity Fund — Class I Shares
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance:
Net asset value, beginning of period	[...]	$38.33	$32.93	$32.62	$30.30
Net investment income/(loss)(1)	[...]	0.45	0.38	0.41	0.53
Net realized and unrealized gain/(loss) on investments(2)	[...]	(3.77)	5.24	1.06	2.20
Net increase/(decrease) in net assets resulting from operations	[...]	(3.32)	5.62	1.47	2.73

Dividends and distributions to shareholders from:
Net investment income	[...]	(0.58)	(0.22)	(0.85)	(0.41)
Net realized capital gains	[...]	(1.27)	—	(0.31)	—
Total dividends and distributions to shareholders	[...]	(1.85)	(0.22)	(1.16)	(0.41)
Redemption fees added to paid-in capital(1)	[...]	—	—	—	— (3)
Net asset value, end of period	[...]	$33.16	$38.33	$32.93	$32.62
Total investment return/(loss)(4)	[...]	(9.20)%	17.15%	4.53%	9.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	[...]	$118,260	$112,035	$58,262	$21,520
Ratio of expenses to average net assets with waivers and reimbursements	[...]	0.84%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	[...]	1.01%	0.95%	0.98%	1.11%
Ratio of net investment income/(loss) to average net assets	[...]	1.24%	1.09%	1.32%	1.75%
Portfolio turnover rate(5)	[...]	87%	88%	122%	74%

(1)	The selected per share data was calculated based on average shares outstanding method for the period.
(2)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(3)	Amount represents less than $0.005 per share.

(4)	Total investment return/(loss) is calculated assuming purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

65

	Small Cap Core Fund — Class I Shares
	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021(1)	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance:
Net asset value, beginning of period	[...]	$38.64	$28.16	$25.67	$35.14
Net investment income/(loss)(2)	[...]	(0.10)	(0.15)	(0.10)	(0.15)
Net realized and unrealized gain/(loss) from investments(3)	[...]	(2.97)	12.33	2.68	(5.55)
Net increase/(decrease) in net assets resulting from operations	[...]	(3.07)	12.18	2.58	(5.70)

Dividends and distributions to shareholders from:
Net investment income	[...]	—	(0.07)	—	—
Net realized capital gains	[...]	(10.04)	(1.63)	(0.09)	(3.77)
Total dividends and distributions to shareholders	[...]	(10.04)	(1.70)	(0.09)	(3.77)
Net asset value, end of period	[...]	$25.53	$38.64	$28.16	$25.67
Total investment return(4)	[...]	(9.93)%	44.61%	10.04%	(16.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	[...]	$89,836	$97,409	$57,109	$69,302
Ratio of expenses to average net assets with waivers and reimbursements	[...]	1.23%	1.24%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements(5)	[...]	1.33%	1.29%	1.38%	1.37%
Ratio of net investment income/(loss) to average net assets	[...]	(0.34)%	(0.43)%	(0.38)%	(0.53)%
Portfolio turnover rate(6)	[...]	270%	314%	302%	344%

(1)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(2)	Calculated based on average shares outstanding for the period.
(3)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(4)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
(5)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

66

Appendix A — PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS

U.S. Large Cap Equity Fund

The Adviser has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the U.S. Large Cap Equity Fund. The table below is provided to illustrate the past performance of the Adviser in managing all such other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of the Adviser. This performance history is net of all fees (including any applicable sales loads) charged to investors in the other accounts. The net returns are derived using the investment advisory fixed rate fee of 1.00% on total assets applicable for each other account and calculated on a monthly basis. The composite includes other accounts that pay lower expenses than those paid by shareholders of the Fund. Higher expenses reduce returns to investors. The use of the Fund’s expense structure would have lowered the performance results. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

COMPOSITE — MONTHLY PERFORMANCE TABLE NET OF FEES
(SINCE INCEPTION JANUARY 14, 2011 THROUGH DECEMBER 31, 2011)1,2,3

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec
US Equity Low Volatility Composite	(1.72)%	1.92%	1.97%	4.13%	0.71%	0.11%	(2.82)%	(1.63)%	(2.17)%	4.80%	0.41%	1.84%
S&P 500® Index	(0.55)%	3.20%	(0.10)%	2.85%	(1.35)%	(1.83)%	(2.15)%	(5.68)%	(7.18)%	10.77%	(0.51)%	0.85%

[1]	Performance was calculated using a time-weighted total return methodology, as set forth in Global Investment Performance Standards (“GIPS”) Section 3.3. This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

[2]	Performance shown is composite performance of all similarly advised accounts. The first similarly advised account commenced operations on January 14, 2011, but other accounts commenced operations subsequent to January 14, 2011.

[3]	The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represents approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

U.S. Small Cap Equity Fund

The Adviser has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the U.S. Small Cap Equity Fund. The table below is provided to illustrate the past performance of the Adviser in managing all such other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of the Adviser. This performance history is net of all fees (including any applicable sales loads) charged to investors in the other accounts. The net returns are derived using the investment advisory fixed rate fee of 1.23% on total assets applicable for each other account and calculated on a monthly basis. Other accounts managed by the Adviser may pay lower expenses than those paid by shareholders of the Fund. Higher expenses reduce returns to investors. The use of the Fund’s expense structure may have lowered the performance results. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

A-1

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

COMPOSITE – MONTHLY PERFORMANCE TABLE NET OF FEES
(SINCE INCEPTION APRIL 1, 2014 THROUGH MARCH 31, 2016)1,2,3

U.S. Small Cap Equity Fund’s Returns

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec
2016	(1.15)%	1.57%	5.51%
2015	(2.35)%	3.12%	2.20%	(3.77)%	1.70%	1.05%	0.81%	(4.24)%	(0.49)%	3.71%	1.81%	(1.78)%
2014				(3.09)%	0.59%	3.78%	(4.22)%	4.33%	(4.04)%	10.27%	0.77%	3.25%

Russell 2000® Index

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec
2016	(8.79)%	0.00%	7.98%
2015	(3.22)%	5.94%	1.74%	(2.55)%	2.28%	0.75%	(1.16)%	(6.28)%	(4.91)%	5.63%	3.25%	(5.02)%
2014				(3.88)%	0.80%	5.32%	(6.05)%	4.96%	(6.05)%	6.59%	0.09%	2.85%

[1]	Performance was calculated using a time-weighted total return methodology (which is a measure of the compound rate of growth in a portfolio), as set forth in Global Investment Performance Standards (“GIPS”) Section 3.3. This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

[2]	Performance shown is net composite performance of all similarly advised accounts. The first similarly advised account commenced operations on April 1, 2014.

[3]	The Russell 2000® Index is a leading small cap index which is a subset of the Russell 3000® Index. The Russell 2000® Index is comprised of the bottom 2000 stocks in the Russell 3000® Index.

A-2

PRIVACY NOTICE
FACTS	WHAT DO THE SUMMIT GLOBAL INVESTMENTS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   account balances

●   account transactions

●   transaction history

●   wire transfer instructions

●   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Summit Global Investments Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your information	Do the Summit Global Investments Funds share?	Can you limit this sharing?
For our everyday business purpose — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-251-4847 or go to www.sgiam.com

What we do
How do the Summit Global Investments Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Summit Global Investments Funds collect my personal information?

We collect your personal information, for example, when you

●   open an account

●   provide account information

●   give us your contact information

●   make a wire transfer

●   tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●   Our affiliates include Summit Global Investments, LLC, the investment adviser to the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, SGI Global Equity Fund, SGI U.S. Large Cap Equity VI Portfolio, SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Small Cap Core Fund.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, SGI Global Equity Fund, SGI U.S. Large Cap Equity VI Portfolio, SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Small Cap Core Fund don’t share with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

●    SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, SGI Global Equity Fund, SGI U.S. Large Cap Equity VI Portfolio, SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Small Cap Core Fund may share your information with other financial institutions with whom they have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you. We do not currently have any joint marketing arrangements with other financial institutions.

SGI U.S. LARGE CAP EQUITY FUND, SGI U.S. SMALL CAP EQUITY FUND, SGI GLOBAL EQUITY FUND, AND SGI SMALL CAP CORE FUND

FOR MORE INFORMATION

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Funds is available free of charge, upon request, including:

Annual/Semi-Annual Reports:

These reports contain additional information about the Funds’ investments, describe the Funds’ performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes Fund strategies and market conditions that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information:

The Funds’ SAI, dated December 31, 2023, has been filed with the SEC. The SAI, which includes additional information about the Funds, along with the Funds’ annual and semi-annual reports, are available on the Adviser’s website at www.sgiam.com or may be obtained free of charge by calling 855-744-8500. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

Shareholder Account Service Representatives:

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 9:00 a.m. to 8:00 p.m. (Eastern time) Monday-Friday. Call: 855-744-8500.

Purchases and Redemptions:

Call your registered representative or 855-744-8500.

Written Correspondence

Post Office Address:	Summit Global Investments Funds c/o U.S. Bank Global Fund Services PO Box 701 Milwaukee, WI 53201-0701

Street Address:	Summit Global Investments Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Securities and Exchange Commission:

You may view and copy information about the Company and the Funds, including the SAI, by visiting the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NO. 811-05518

SGI-001

STATEMENT OF ADDITIONAL INFORMATION

SGI U.S. LARGE CAP EQUITY FUND

Class I Shares Ticker Symbol: SILVX

Class A Shares Ticker Symbol: LVOLX

Class C Shares Ticker Symbol: SGICX

 SGI U.S. SMALL CAP EQUITY FUND

Class I Shares Ticker Symbol: SCLVX

Class A Shares Ticker Symbol: LVSMX

Class C Shares Ticker Symbol: SMLVX

 SGI GLOBAL EQUITY FUND

Class I Shares Ticker Symbol: SGLIX

Class A Shares Ticker Symbol: SGLAX

Class C Shares Ticker Symbol: SGLOX

SGI SMALL CAP CORE FUND

Class I Shares Ticker Symbol: BOGIX

[…], 2023

Investment Adviser:

SUMMIT GLOBAL INVESTMENTS, LLC (the “Adviser”)

each a series of THE RBB FUND, INC

This Statement of Additional Information (“SAI”) provides supplementary information pertaining to the SGI U.S. Large Cap Equity Fund (the “U.S. Large Cap Equity Fund”), the SGI U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund”), the SGI Global Equity Fund (the “Global Equity Fund”) and the SGI Small Cap Core Fund (the “Small Cap Core Fund”) (each a “Fund” and together the “Funds”) of The RBB Fund, Inc. (the “Company”). The U.S. Large Cap Equity Fund, U.S. Small Cap Equity Fund, and the Global Equity Fund are each authorized to issue three classes of shares: Class I Shares, Class A Shares and Class C Shares, and the Small Cap Core Fund is authorized to issue one class of shares: Class I Shares (collectively, the “Shares”). This SAI is not a prospectus and should be read only in conjunction with the Funds’ Prospectus dated December 31, 2023 (the “Prospectus”) and the Funds’ Annual Report dated August 31, 2023 (the “Annual Reports”). The financial statements and notes contained in the Annual Reports are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. Copies of the Prospectus and Annual and Semi-Annual Reports may be obtained free of charge by calling toll-free 855-744-8500.

GENERAL INFORMATION	1
INVESTMENT OBJECTIVES	1
PRINCIPAL INVESTMENT POLICIES AND RISKS	1
NON-PRINCIPAL INVESTMENT POLICIES AND RISKS	8
INVESTMENT LIMITATIONS	19
DISCLOSURE OF PORTFOLIO HOLDINGS	24
PORTFOLIO TURNOVER	25
MANAGEMENT OF THE COMPANY	25
CODE OF ETHICS	35
PROXY VOTING	35
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	35
INVESTMENT ADVISORY AND OTHER SERVICES	38
INVESTMENT ADVISER	38
PORTFOLIO MANAGERS	41
ADMINISTRATION AND ACCOUNTING AGREEMENT	43
CUSTODIAN AGREEMENT	43
TRANSFER AGENCY AGREEMENT	44
DISTRIBUTION AGREEMENT AND PLAN OF DISTRIBUTION	44
PAYMENTS TO FINANCIAL INTERMEDIARIES	46
FUND TRANSACTIONS	47
PURCHASE AND REDEMPTION INFORMATION	49
TELEPHONE TRANSACTION PROCEDURES	52
VALUATION OF SHARES	52
TAXES	53
ADDITIONAL INFORMATION CONCERNING COMPANY SHARES	54
MISCELLANEOUS	55
FINANCIAL STATEMENTS	56
APPENDIX A	A-1
APPENDIX B	B-1

GENERAL INFORMATION

The Company is an open-end management investment company currently consisting of [ ] separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to the Class I, Class A and Class C Shares of the U.S. Large Cap Equity Fund, the Class I, Class A and Class C Shares of the U.S. Small Cap Equity Fund, the Class I Shares, Class A Shares, and Class C Shares of the Global Equity Fund, and the Class I Shares of the Small Cap Core Fund, each a diversified portfolio. Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the investment adviser to the Funds.

The Company’s Board of Directors (the “Board”) approved Summit to serve as the Global Equity Fund’s investment adviser effective January 1, 2017 in connection with the resignation of the Global Equity Fund’s former investment adviser. The Global Equity Fund’s principal investment strategies and risks changed as a result of the change in investment adviser. Prior to January 1, 2017, the Global Equity Fund was named the Scotia Dynamic U.S. Growth Fund.

Before the Global Equity Fund commenced operations, all of the assets and liabilities of the Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds (“Predecessor Fund Trust”), which was formerly known as DundeeWealth Funds, were transferred to the Global Equity Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Global Equity Fund. Financial and performance information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund. Returns for periods prior to January 1, 2017 were generated under the management of the prior investment adviser.

The Board approved Summit to serve as the Small Cap Core Fund’s investment adviser effective May 14, 2021 in connection with the resignation of the Small Cap Core Fund’s former investment adviser. The Small Cap Core Fund’s principal investment strategies and risks changed as a result of the change in investment adviser. Prior to May 14, 2021, the Small Cap Core Fund was named the Bogle Investment Management Small Cap Growth Fund.

INVESTMENT OBJECTIVES

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

The U.S. Large Cap Equity Fund seeks long-term capital appreciation. The U.S. Small Cap Equity Fund seeks long-term capital appreciation. The Global Equity Fund seeks long-term capital appreciation. The Small Cap Core Fund seeks long-term capital appreciation.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with each Fund’s objective.

There can be no guarantee that a Fund will achieve its investment objective. A Fund may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

PRINCIPAL INVESTMENT POLICIES AND RISKS

American, European and Global Depositary Receipts. As part of its principal investment strategy, the Global Equity Fund invests in American Depository Receipts (“ADRs”). ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities including increased market, illiquidity, currency, political, information and other risks, and even where traded in U.S. dollars are subject to currency risk if the underlying security is traded in a foreign currency. GDRs, EDRs, and other similar instruments may be issued by a U.S. or non-U.S. entity and may be traded in other currencies. GDRs are tradable both in the United States and Europe and are designed for use throughout the world. EDRs are issued in bearer form and are designed for use in European securities markets.

1

Investments in the securities of foreign issuers may subject the Global Equity Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Cyber Security Risk. Each Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Funds and their service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds or the Adviser.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

●	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

2

●	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

●	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Foreign Custody Risk. A Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Securities. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund may invest. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of securities due to settlement problems could result either in losses to an underlying investment company due to subsequent declines in value of the securities, or, if the underlying investment company has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

3

Settlement mechanics may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying investment company is uninvested and no return is earned thereon. The inability of an underlying investment company to make intended security purchases due to settlement problems could cause the underlying investment company to miss attractive investment opportunities.

Each Fund values its securities and other assets in U.S. dollars. As a result, if a Fund invests in securities denominated in foreign currencies, the NAV of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, each Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

If a Fund invests in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) or foreign branches of foreign banks, these investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. A Fund may also invest in debt securities issued or guaranteed by foreign governments, including Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU. The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began an 11-month transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. The UK and EU signed the Trade and Cooperation Agreement (“TCA”) on December 30, 2020, which was applied provisionally as of January 1, 2021 and entered into force on May 1, 2021. The TCA is an agreement on the terms governing certain aspects of the relationship between the EU and the UK following the end of the transition period. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. At this time, the impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Funds’ investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

4

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Investment Company Shares. Each Fund may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds (“ETFs”), are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by a Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, a Fund may invest in ETFs beyond the limits contained in the 1940 Act.

Certain investment companies whose securities are purchased by a Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Funds expect to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

Investing in Small Capitalization Companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization companies. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities in these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

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Portfolio Turnover. Those investment strategies that require periodic changes to portfolio holdings with the expectation of outperforming equity indices are typically referred to as “active” strategies. These strategies contrast with “passive” (“index”) strategies that buy and hold only the stocks in the equity indices. Passive strategies tend to trade infrequently—only as the stocks in the indices change (largely due to changes in the sizes of the companies in the indices, takeovers or bankruptcies). Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies.

The generally higher portfolio turnover of active investment strategies can adversely affect taxable investors, especially those in higher marginal tax brackets, in two particularly significant ways. First, short-term capital gains, which often accompany higher turnover investment strategies, are currently taxed at ordinary income rates. Ordinary income tax rates are generally higher than long-term capital gain tax rates. Thus, the tax liability is often higher for investors in active strategies. Second, the more frequent realization of gains caused by higher turnover investment strategies means that taxes will be paid sooner. Such acceleration of the tax liability is financially more costly to investors. Less frequent realization of capital gains allows the payment of taxes to be deferred until later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, compared with high turnover strategies. The difference is particularly large when the general market rates of return are higher than average.

Although tax considerations should not typically drive investment decisions, the Adviser recommends that all of its investors consider their ability to allocate tax-deferred assets (such as Individual Retirement Accounts (“IRAs”) and other retirement plans) to active strategies, and taxable assets to lower turnover passive strategies, when considering their investment options. Generally, investors will earn better after-tax returns investing tax-advantaged assets in active strategies, while using very low turnover passive strategies for their taxable investments.

The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities with maturities at the time of acquisition of one year or less) by the monthly average value of the securities in the portfolio during the year. Under normal market conditions, it is expected that the Small Cap Core Fund’s portfolio turnover will range between 150% to 400%.

Real Estate Investment Trust Securities. Each Fund may invest in real estate investment trusts (“REITs”). A REIT is a pooled investment vehicle that purchases primarily income-producing real estate, real estate-related loans or other real estate-related interests. The pooled vehicle then issues shares whose value and investment performance are dependent upon the investment performance of the underlying real estate-related investments. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

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Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on the Fund.

The REITs in which the Funds may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Each Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500®.

Special Note Regarding Market Events. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, war, natural disasters, terrorism, conflicts and social unrest may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether a Fund invests in issuers located in or with significant exposure to such country or region.

Recent events are impacting the securities markets. An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

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In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Funds, exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact the Funds’ performance, and cause losses on your investment in the Funds.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Borrowing. Each Fund may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the NAV of a Fund’s shares and in the return on a Fund’s portfolio. Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. A Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities. Each Fund may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, the Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

Corporate Obligations. Each Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations without limit on credit quality or maturity. See Appendix “A” to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Forward Commitment and When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis (subject to its investment policies and restrictions). These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. The Funds will not enter into such transactions for the purpose of leverage.

When-issued purchases and forward commitments enable a Fund to lock in what is believed by the Adviser to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

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The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions, and its distributions from any net realized capital gains will be taxable to shareholders. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund or the custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Equity Swaps. To the extent consistent with their investment objectives and strategies, the Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may be used by a Fund for hedging purposes, in anticipation of the purchase of securities, for liquidity management purposes, or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

Rule 18f-4 under the 1940 Act provides for the regulation of registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Funds have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

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The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P® Global Ratings Services (“S&P”), or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Service, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”). If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Funds will reduce the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by a Fund, the Fund will limit such investments in commodity futures, commodity options contracts and swaps to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser was required to register as a CPO with respect to a Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

The Fund is required to comply with Rule 18f-4 under the 1940 Act. See the section entitled “Equity Swaps” above for additional information.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

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Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to greater liquidity risk.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required, to the SEC.

Inflation-Protected Securities. Each Fund may invest in inflation-protected securities issued by the U.S. Treasury, known as “TIPs” or “Treasury Inflation-Protected Securities,” which are debt securities whose principal and interest payments are adjusted for inflation and interest is paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of the investment. Inflation-protected securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for a Fund.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Initial Public Offerings. To the extent consistent with its investment policies and limitations, each Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the underlying investment company. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, a Fund cannot guarantee continued access to IPOs.

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Large Shareholder Purchase and Redemption Risk. Each Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause a Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and a Fund have entered into a fee waiver and/or expense reimbursement arrangement.

LIBOR Risk. Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, all non-U.S. dollar LIBOR publications have been phased out and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Money Market Securities. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund’s objective. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus (“COVID-19”) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

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Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. Each Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. In addition, investments in bank loans may not be deemed to be securities and may not have the protections of the federal securities laws. Bank obligations include the following:

●	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

●	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

●	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Options. Each Fund may purchase and write put and call options on securities and securities indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on securities indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Funds are required to comply with Rule 18f-4 under the 1940 Act. See the section entitled “Futures and Options on Futures” above for additional information.

A Fund may trade put and call options on securities and securities indices, as the Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

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A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements. Each Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s total assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

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Restricted Securities. Each Fund may purchase securities which are not registered under the 1933 Act but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in an underlying investment company during any period that qualified institutional buyers become uninterested in purchasing restricted securities. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

As consistent with each Fund’s respective investment objective, the Funds may also invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Company believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Company intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities.

Rights Offerings and Purchase Warrants. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Risk Considerations of Lower Rated Securities. Each Fund may invest in fixed income securities that are not investment grade but are rated as low as B by Moody’s or B by S&P (or their equivalents or, if unrated, determined by the Adviser to be of comparable credit quality). In the case of a security that is rated differently by two or more rating services, the higher rating is used in connection with the foregoing limitation. In the event that the rating on a security held in a Fund’s portfolio is downgraded by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield fixed income securities and adversely affect the value of outstanding fixed income securities and the ability of the issuers to repay principal and interest.

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Each Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. A Fund will invest in high yield debt instruments when the Adviser believes that such instruments offer a better risk/reward profile than comparable equity opportunities. High yield fixed income securities (commonly known as “junk bonds”) are considered speculative investments while generally providing greater income than investments in higher rated securities, involve greater risk of loss of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. Since yields vary over time, no specific level of income can ever be assured.

The prices of high yield fixed income securities have been found to be less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a fixed income security owned by a Fund defaulted, the Fund could incur additional expenses in attempting to obtain a recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield fixed income securities and a Fund’s NAV to the extent it holds such securities.

High yield fixed income securities also present risks based on payment expectations. For example, high yield fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may, to the extent it holds such fixed income securities, have to replace the securities with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield fixed income security’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets, to the extent it holds such fixed income securities. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield fixed income securities, and this may have an impact on the Adviser’s ability to accurately value such securities and a Fund’s assets and on the Fund’s ability to dispose of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield fixed income securities, especially in a thinly traded market.

New laws proposed or adopted from time to time may have an impact on the market for high yield securities.

Finally, there are risks involved in applying credit or dividend ratings as a method for evaluating high yield securities. For example, ratings evaluate the safety of principal and interest or dividend payments, not market value risk of high yield securities. Also, since rating agencies may fail to timely change the credit ratings to reflect subsequent events, each Fund will continuously monitor the issuers of high yield securities in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the security’s liquidity so each Fund can meet redemption requests.

Risk Considerations of Medium Grade Securities. Debt obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by a Fund is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security.

Securities Lending. Each Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. A Fund may not make loans in excess of 33⅓% of the value of its total assets. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as a Fund’s securities lending agent.

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By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. A Fund does not have the right to vote loaned securities. A Fund may attempt to call loaned securities back to permit the exercise of voting rights if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Short Sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short.

The Fund anticipates that the frequency of short sales will vary substantially in different periods, and it does not intend that any specified portion of its assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund’s long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Short Sales “Against the Box.” In addition to the short sales discussed above, a Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Fund will make short sales against the box for purposes of protecting the value of the Fund’s net assets and will not engage in short sales against the box for speculative purposes. A short sale against the box is generally a taxable transaction to the Fund with respect to the securities that are sold short.

Special Situation Companies. Each Fund may invest in “Special Situations.” The term “Special Situation” shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the Adviser, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a Special Situation, may be one of many different types.

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Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. A Special Situation may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a Special Situation. A Fund may invest in securities (even if not Special Situations) which, in the opinion of the Adviser, are appropriate investments for the Fund, including securities which the Adviser believes are undervalued by the market. The Funds are not required to invest any minimum percentage of their aggregate portfolio in “Special Situations,” nor are they required to invest any minimum percentage of their aggregate portfolio in securities other than “Special Situations.”

Temporary Defensive Positions. In anticipation of or in response to adverse market, economic, political or other conditions, a Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continue support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the values of their securities and the securities which they guarantee.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

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●	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian bank arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

When-Issued Securities and Forward Commitments. Each Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations which may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined in Section 2(a) (42) of the 1940 Act). As used in this SAI and in the Prospectus, “shareholder approval” and a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise noted, a Fund’s investment goals and strategies described in the Prospectus may be changed by the Board without the approval of the Fund’s shareholders.

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The U.S. Large Cap Equity Fund may not:

1.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33⅓% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that a Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell options, futures contracts and related options on such futures contracts;

5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

6.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; or

7.	Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

The U.S. Small Cap Equity Fund may not:

1.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, the amount shall not be in excess of the lesser of the dollar amounts borrowed or 33⅓% of the value of the Fund’s total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, futures contracts, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to derivatives instruments are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

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2.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

3.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

4.	Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell options, futures contracts and related options on such futures contracts;

5.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

6.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) a private activity bond that is backed only by the assets and revenues of a non-governmental user is considered to be issued by such non-governmental user; or

7.	Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

The Global Equity Fund may not:

1.	Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2.	Borrow money in an amount exceeding 33⅓% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

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3.	Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.	Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.	Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The Small Cap Core Fund may not:

1.	Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund’s assets may be invested without regard to such limitation.

2.	Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of its assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33⅓% of the value of such company’s total assets. For purposes of this investment limitation, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

3.	Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. government obligations.

4.	Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund’s permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Company, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

5.	Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

6.	Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws.

7.	Purchase or sell real estate or real estate limited partnership interests, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

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8.	Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

9.	Invest in oil, gas or mineral-related exploration or development programs or leases.

10.	Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

11.	Make investments for the purpose of exercising control or management, but the Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

12.	Issue any senior security, as defined in Section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

13.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 2 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

In addition to the fundamental investment limitations specified above, the U.S. Large Cap Equity Fund and U.S. Small Cap Equity Fund are subject to the following non-fundamental limitations, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The U.S. Large Cap Equity Fund and U.S. Small Cap Equity Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that a Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

The Global Equity Fund is subject to the following additional non-fundamental limitations, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Global Equity Fund may not:

1.	Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund’s total assets.

2.	Invest in companies for the purpose of exercising control.

3.	Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.	Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

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6.	Enter into futures contracts and options on futures contracts except as permitted by the Prospectus and in this SAI.

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

If a percentage restriction under one of the Fund’s investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Company has adopted, on behalf of the Funds, a policy relating to the selective disclosure of a Fund’s portfolio holdings by the Adviser, Board, officers, or third party service providers, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders. The policies relating to the disclosure of a Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Company that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose each Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-CEN, and Form N-PORT, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Generally, after the 30th business day of the month following each calendar quarter end, each Fund may provide, at the Adviser’s discretion, its portfolio holdings to various rating and ranking organizations. In addition, generally after the 30th business day of the month following each calendar quarter end, each Fund may post to its website a list of its top ten holdings or full portfolio holdings at the discretion of the Adviser. The timing, frequency and type (i.e., ratings/rankings/holdings) of disclosure may change at the Adviser’s discretion, as well as whether to post to each Fund’s website.

The Company may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the administrator, accounting agent and transfer agent; [ ], the Funds’ independent registered public accounting firm; Faegre Drinker Biddle & Reath LLP, legal counsel; FilePoint, the financial printer; the Funds’ proxy voting service(s); and the Company’s liquidity classification agent. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to a Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in a Fund’s portfolio.

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Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information and (ii) financial consultants to assist them in determining the suitability of the Funds as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Company’s and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of a Fund.

The Board provides ongoing oversight of the Company’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Board receives from the Company’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to a Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Adviser, director, officers or third party service providers to the Company’s CCO, who will determine whether the violation should be reported immediately to the Board or at its next quarterly Board meeting.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of a Fund’s total portfolio market value that was purchased or sold during the period. A Fund’s turnover rate provides an indication of how transaction costs (which are not included in the Fund’s expenses) may affect the Fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

Each Fund’s portfolio turnover rates for the two most recent fiscal years are stated below. Portfolio turnover rates could change significantly in response to turbulent market conditions.

	Portfolio Turnover
	Fiscal Year Ended August 31, 2023	Fiscal Year Ended August 31, 2022
U.S. Large Cap Equity Fund	[...]	133%
U.S. Small Cap Equity Fund	[...]	123%
Global Equity Fund	[...]	87%
Small Cap Core Fund	[...]	270%

MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the oversight of the Board, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of seven Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

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The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

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Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 615 East Michigan Street Milwaukee, WI 53202 Age: 90	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	[...]	AMDOCS Limited (service provider to telecommunications companies).
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Age: 57	Director	2012 to present

Since 2020, Chief Financial Officer, Herspiegel Consulting LLC (life sciences consulting services); 2020, Chief Financial Officer, Avocado Systems Inc. (cyber security software provider); 2009-2020, Chief Financial Officer, Emtec, Inc. (information technology consulting/services).

[...]

FS Energy and Power Fund (business development company); Wilmington Funds (12 portfolios) (registered investment company); Emtec, Inc. (until December 2019); FS Investment Corporation (business development Company) (until December 2018).

Lisa A. Dolly 615 East Michigan Street, Milwaukee, WI, 53202 Age: 57	Director	October 2021 to present	From July 2019-December 2019, Chairman, Pershing LLC (broker dealer, clearing and custody firm); January 2016-June 2019, Chief Executive Officer, Pershing, LLC.	[...]	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm).
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Age: 80	Director	2006 to present	Since 1997, Consultant, financial services organizations.	[...]	IntriCon Corporation (biomedical device manufacturer); Wilmington Funds (12 portfolios) (registered investment company); Independence Blue Cross (healthcare insurance) (until 2021).
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Age: 75	Chair Director	2005 to present 1991 to present	Retired.	[...]	EIP Investment Trust (registered investment company) (until August 2022).

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Age:63	Director	2018 to present	From 2014-2017, Chief Executive Officer, BNY Mellon Investment Services (fund services, global custodian and securities clearing firm); from 1983-2014, Chief Executive Officer and various positions, Pershing LLC (broker dealer, clearing and custody firm).	[...]

Fidelity National Information Services, Inc. (financial services technology company); Ameriprise Financial, Inc. (financial services company); WisdomTree Investments, Inc.(asset management company) (until March 2019).

Robert A. Straniere 615 East Michigan Street Milwaukee, WI 53202 Age: 82	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	[...]	None.
INTERESTED DIRECTOR[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Age: 85	Vice Chair Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	[...]	None.
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Age: 64	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 61	Chief Compliance Officer	2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2021, Chief Compliance Officer of The RBB Fund Trust; President of The RBB Fund Trust from 2021 to 2022; President of The RBB Fund, Inc. from 2009 to 2022.	N/A	N/A

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Age: 63	Chief Financial Officer and Secretary Chief Operating Officer	2016 to present August 2022 to present

Chief Financial Officer and Secretary (since 2016) and Chief Operating Officer (since 2022) of The RBB Fund, Inc.; Chief Financial Officer and Secretary (since 2021) and Chief Operating Officer (since 2022) of The RBB Fund Trust; from 2005 to 2016, Assistant Treasurer of The RBB Fund, Inc.; from 1995 to 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).

				N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Age: 49	Director of Marketing & Business Development	2019 to present	Director of Marketing & Business Development of The RBB Fund, Inc. (since 2019) and The RBB Fund Trust (since 2021); from 2000-2019, Managing Director, Third Avenue Management LLC (investment advisory firm).	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Age: 41	Assistant Treasurer	2018 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2016 to 2020, Assistant Vice President, U.S. Bank Global Fund Services; from 2007 to 2016, Supervisor, Nuveen Investments (registered investment company).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Age: 52	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Michael P. Malloy One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 64	Assistant Secretary	1999 to present	Since 1993, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 44	Assistant Secretary	2017 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Director oversees [...] portfolios of the fund complex, consisting of the series in the Company ([...] portfolios) and The RBB Fund Trust ([ ] portfolios).

1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Brodsky, Giordano, Reichman, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.	Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer.

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Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Brodsky has over 40 years of senior executive-level management experience in the cable television and communications industry. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, and investment services industry, including service on the boards of industry regulatory organizations and a university. Mr. Straniere has been a practicing attorney for over 30 years and has served on the boards of an asset management company and another registered investment company.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened four times during the fiscal year ended August 31, 2023.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and four Independent Directors. The current members of the Contract Committee are Ms. Dolly and Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened six times during the fiscal year ended August 31, 2023.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee did not meet during the fiscal year ended August 31, 2023.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Brodsky, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened five times during the fiscal year ended August 31, 2023.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Director and three Independent Directors. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky, and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened [...] times during the fiscal year ended August 31, 2023.

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Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, Shea and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2023.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director, an Independent Director, and two officers of the Company. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea, and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2023.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s CCO. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in each Fund and in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him or her), as of December 31, 2023, including amounts through the deferred compensation plan:

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Name of Director	Dollar Range of Equity Securities in the SGI U.S. Large Cap Equity Fund	Dollar Range of Equity Securities in the SGI U.S. Small Cap Equity Fund	Dollar Range of Equity Securities in the SGI Global Equity Fund	Dollar Range of Equity Securities in the SGI Small Cap Core Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Julian A. Brodsky	[None]	[None]	[None]	[None]	[Over $100,000]
Gregory P. Chandler	[$10,001-$50,000]	[$1-$10,000]	[$10,001-$50,000]	[None]	[Over $100,000]
Lisa A. Dolly	[None]	[None]	[None]	[None]	[None]
Nicholas A. Giordano	[None]	[None]	[None]	[None]	[$10,001-$50,000]
Arnold M. Reichman	[None]	[None]	[None]	[None]	[$50,001-$100,000]
Brian T. Shea	[$1-$10,000]	[$1-$10,000]	[None]	[None]	[$10,001-$50,000]
Robert A. Straniere	[None]	[None]	[None]	[None]	[$1-$10,000]
INTERESTED DIRECTOR
Robert Sablowsky	[Over $100,000]	[Over $100,000]	[None]	[Over $100,000]	[Over $100,000]

Directors’ and Officers’ Compensation

Effective January 1, 2023, the Company and The RBB Fund Trust, based on an allocation formula, pay each Director a retainer at the rate of $150,000 annually, $13,500 for each regular meeting of the Board, $5,000 for each Regulatory Oversight Committee meeting attended in-person, $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $20,000 for his services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $10,000 per year for his services. The Vice Chair of the Board receives an additional fee of $35,000 per year for his services in this capacity and the Chair of the Board receives an additional fee of $75,000 per year for his services in this capacity.

From January 1, 2022 through December 31, 2022, the Company and The RBB Fund Trust, based on an allocation formula, paid each Director a retainer at the rate of $125,000 annually, $13,500 for each regular meeting of the Board, $3,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $20,000 for his services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $10,000 per year for his services. The Vice Chair of the Board received an additional fee of $35,000 per year for his services in this capacity and the Chair of the Board received an additional fee of $75,000 per year for his services in this capacity.

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Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Company and served as President of the Company until August 2022. Vigilant Compliance, LLC is compensated for the services provided to the Company and The RBB Fund Trust, and such compensation is determined by the Board. For the fiscal year ended August 31, 2023, Vigilant Compliance LLC received $[...] in the aggregate from all series of the Company for its services, and $[...] from the U.S. Large Cap Equity Fund, $[...] from the U.S. Small Cap Equity Fund, $[...] from the Global Equity Fund, and $[...] from the Small Cap Core Fund. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development, and are compensated for services provided. For the fiscal year ended August 31, 2023, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development received compensation from the Company and The RBB Fund Trust in the following amounts:

Name of Director/Officer	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as part of Funds Expenses	Total Compensation From Fund Complex Paid to Directors or Officers
Independent Directors:
Julian A. Brodsky, Director	[...]	N/A	[...]
Gregory P. Chandler, Director	[...]	N/A	[...]
Lisa A. Dolly, Director	[...]	N/A	[...]
Nicholas A. Giordano, Director	[...]	N/A	[...]
Arnold M. Reichman, Director and Chair	[...]	N/A	[...]
Brian T. Shea, Director	[...]	N/A	[...]
Robert A. Straniere, Director	[...]	N/A	[...]
Interested Director:
Robert Sablowsky, Director	[...]	N/A	[...]
Officers:
Steven Plump, President	[...]	N/A	[...]
James G. Shaw, President, Chief Financial Officer, Chief Operating Officer and Secretary	[...]	N/A	[...]
Craig Urciuoli, Director of Marketing & Business Development	[...]	N/A	[...]

For the fiscal year ended August 31, 2023, each of the following members of the Board and the Treasurer and Secretary and Director of Marketing & Business Development received compensation from each of the Funds in the following amounts:

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Name of Director/Officer	U.S. Large Cap Equity Fund	U.S. Small Cap Equity Fund	Global Equity Fund	Small Cap Core Fund
Independent Directors:
Julian A. Brodsky, Director	[...]	[...]	[...]	[...]
Gregory P. Chandler, Director	[...]	[...]	[...]	[...]
Lisa A. Dolly, Director	[...]	[...]	[...]	[...]
Nicholas A. Giordano, Director	[...]	[...]	[...]	[...]
Arnold M. Reichman, Director and Chair	[...]	[...]	[...]	[...]
Brian T. Shea, Director	[...]	[...]	[...]	[...]
Robert A. Straniere, Director	[...]	[...]	[...]	[...]
Interested Director:
Robert Sablowsky, Director	[...]	[...]	[...]	[...]
Officers:
Steven Plump, President	[...]	[...]	[...]	[...]
James G. Shaw, President, Chief Financial Officer, Chief Operating Officer and Secretary	[...]	[...]	[...]	[...]
Craig Urciuoli, Director of Marketing & Business Development	[...]	[...]	[...]	[...]

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2023, the Independent Directors and their respective immediate family members (spouse or dependent children) [did not own] beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Director Emeritus Program

The Board has created a position of Director Emeritus, whereby an incumbent Director who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Director may, in the sole discretion of the Nominating and Governance Committee of the Company (“Committee”), be recommended to the full Board to serve as Director Emeritus.

A Director Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Director. Compensation will be determined annually by the Committee and the Board with respect to each Director Emeritus. In addition, a Director Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. A Director Emeritus will continue to receive relevant materials concerning the Funds and will be available to consult with the Directors at reasonable times as requested. However, a Director Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Director Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Board for up to three years.

Until January 26, 2023, J. Richard Carnall served as a Director Emeritus. For the fiscal year ended August 31, 2023, J. Richard Carnall received compensation for his role as a Director Emeritus in the following amounts :

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Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as part of Funds Expenses	Total Compensation From Fund Complex Paid to Directors or Officers
[...]	N/A	[...]

For the fiscal year ended August 31, 2023, the Emeritus Director received compensation from each of the Funds in the following amounts:

Name of Emeritus Director	U.S. Large Cap Equity Fund	U.S. Small Cap Equity Fund	Global Equity Fund	Small Cap Core Fund
J. Richard Carnall	[...]	[...]	[...]	[...]

CODE OF ETHICS

The Company and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company, subject to certain restrictions.

PROXY VOTING

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Funds to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Funds. The Adviser will consider factors affecting the value of a Fund’s investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser will vote proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Company is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Each Fund’s proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-855-744-8500 or by writing to the Fund at: Summit Global Investments Funds, c/o U.S. Bank Global Fund Services, PO Box 701, Milwaukee, Wisconsin 53201-0701. Each Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 30, 2023, to the Company’s knowledge, the following named persons at the addresses shown below were owners of record of approximately 5% or more of the total outstanding shares of the Funds as indicated below. See “Additional Information Concerning Company Shares” below. Any shareholder that owns 25% or more of the outstanding shares of a portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the portfolio or class. Shareholders controlling a portfolio or class could have the ability to vote a majority of the shares of the portfolio or class on any matter requiring approval of the shareholders of the portfolio or class.

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Class, Shareholder Name and Address	Percentage of Shares Owned as of November 30, 2023
U.S. Large Cap Equity Fund — Class I:
[Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905]	[...]
[National Financial Services LLC For the Exclusive Benefit of its Customers Attn: Mutual Funds 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995]	[...]
U.S. Large Cap Equity Fund— Class A:
[Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905]	[...]
U.S. Small Cap Equity Fund — Class I:
[Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905]	[...]
[National Financial Services LLC For the Exclusive Benefit of its Customers Attn: Mutual Funds 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995]	[...]
U.S. Small Cap Equity Fund — Class A:
[Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905]	[...]
U.S. Small Cap Equity Fund — Class C:
[US Bank NA FBO Clients P.O. Box 466 Eden, UT 84310-0466*]	[...]
[Summit Global Investments, LLC 620 South Main Street Bountiful, UT 84010-6401*]	[...]

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[Pershing LLC 1 Pershing Plaza FL 14 Jersey City, NJ 07303-2051]	[...]
[US Bank NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787*]	[...]
[Summit Global Investments, LLC 620 South Main Street Bountiful, UT 84010-6401*]	[...]
[US Bank NA FBO Clients P.O. Box 1787 Milwaukee, WI 53201-1787*]	[...]
Global Equity Fund — Class I:
[Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905]	[...]
[National Financial Services LLC For the Exclusive Benefit of its Customers Attn: Mutual Funds 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995]	[...]
[Capinco C/O US Bank NA P.O. Box 1787 Milwaukee, WI 53201-1787]	[...]
Small Cap Core Fund — Class I:
[Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905]	[...]
[National Financial Services LLC For the Exclusive Benefit of its Customers Attn: Mutual Funds 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995]	[...]

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[Vanguard Marketing Corporation For the Benefit of its Clients P.O. Box 982901 El Paso, TX 79998-2901]	[...]

*	Denotes Beneficial Ownership

As of November 30, 2023, Directors and Officers as a group owned less than [1%] of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Summit Global Investments, LLC (“Summit” or the “Adviser”), located at 620 South Main Street, Bountiful, Utah 84010, is a limited liability company registered with the State of Utah in October 2010. The Adviser is 100% privately-owned and is controlled by David Harden.

Advisory Agreement with the Company. The Adviser renders advisory services to the U.S. Large Cap Equity Fund and U.S. Small Cap Equity Fund pursuant to an Investment Advisory Agreement dated as of February 28, 2012. The Adviser renders advisory services to the Global Equity Fund pursuant to an Investment Advisory Agreement (the Investment Advisory Agreements are together referred to as the “Advisory Agreement”), dated as of March 24, 2017. The Adviser renders advisory services to the Small Cap Core Fund pursuant to an Investment Advisory Agreement (the Investment Advisory Agreements are together referred to as the “Advisory Agreement”), dated as of May 14, 2021.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Funds including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Funds. The Adviser will provide the services rendered by it in accordance with each Fund’s investment objective, restrictions and policies as stated in the Prospectus and in this SAI. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

For its services to the U.S. Large Cap Equity Fund, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fees and reimburse expenses through December 31, 2023, to the extent that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.98%, 1.23% and 1.98% for Class I Shares, Class A Shares and Class C Shares, respectively. If at any time the U.S. Large Cap Equity Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares, Class A Shares and Class C Shares for that year are less than 0.98%, 1.23% or 1.98%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

For its services to the U.S. Small Cap Equity Fund, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fees and reimburse expenses through December 31, 2024, to the extent that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.23%, 1.48% and 2.23% for Class I Shares, Class A Shares and Class C Shares, respectively. If at any time the U.S. Small Cap Equity Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares, Class A Shares and Class C Shares for that year are less than 1.23%, 1.48% or 2.23%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

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For its services to the Global Equity Fund, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.70% of the Fund’s average daily net assets. Prior to March 24, 2017, the management fee was 0.65%. The Adviser has contractually agreed to waive its management fees and reimburse expenses through December 31, 2024, to the extent that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, short sale dividend expenses, extraordinary items, interest and taxes) exceed 0.84%, 1.09% and 1.84% for the Fund’s Class I Shares, Class A Shares and Class C Shares, respectively. If at any time the Global Equity Fund’s Total Annual Fund Operating Expenses with respect to Class I Shares, Class A Shares and Class C Shares for that year are less than 0.84%, 1.09% or 1.84%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

For its services to the Small Cap Core Fund, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net assets. Prior to May 14, 2021, the advisory fee was 1.00%. The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2024, to the extent that the Fund’s total annual operating expenses (excluding certain items discussed below) exceed 1.23% for the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause Total Annual Fund Operating Expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than 1.23%, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement.

The Adviser will pay all expenses incurred by it in connection with its activities under the Advisory Agreement. Each Fund bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Board in such manner as it deems to be fair and equitable. Expenses borne by a Fund include, but are not limited to the following (or a Fund’s share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the Fund by the Adviser; (c) filing fees and expenses relating to the registration and qualification of the Company and the Fund’s shares under federal and/or state securities laws and maintaining such registrations and qualifications; (d) fees and salaries payable to the Company’s Directors and officers; (e) taxes (including any income or franchise taxes) and governmental fees; (f) costs of any liability and other insurance or fidelity bonds; (g) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or the Fund for violation of any law; (h) legal, accounting and auditing expenses, including legal fees of special counsel for the independent Directors; (i) charges of custodians and other agents; (j) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (k) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy materials that are not attributable to a class; (1) any extraordinary expenses; (m) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (n) costs of mailing and tabulating proxies and costs of shareholders’ and Directors’ meetings; (o) costs of independent pricing services to value a portfolio’s securities; and (p) the costs of investment company literature and other publications provided by the Company to its Directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Company, are allocated to such class.

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The advisory fees, including waivers and reimbursements for the past three fiscal years are as follows:

	Advisory Fees Paid (after waivers and/or reimbursements)	Waivers and/or Reimbursements	Recoupments
U.S. Large Cap Equity Fund
For the fiscal year ended August 31, 2023	[...]	[...]	[...]
For the fiscal year ended August 31, 2022	$3,446,571	$(198,081)	$0
For the fiscal year ended August 31, 2021	$3,683,935	$0	$0
U.S. Small Cap Equity Fund
For the fiscal year ended August 31, 2023	[...]	[...]	[...]
For the fiscal year ended August 31, 2022	$340,697	$(81,169)	$0
For the fiscal year ended August 31, 2021	$355,187	$75,377	$0
Global Equity Fund
For the fiscal year ended August 31, 2023	[...]	[...]	[...]
For the fiscal year ended August 31, 2022	$841,334	$(209,841)	$0
For the fiscal year ended August 31, 2021	$526,204	$97,962	$0
Small Cap Core Fund
For the fiscal year ended August 31, 2023	[...]	[...]	[...]
For the fiscal year ended August 31, 2022	$882,173	$(88,935)	$0
For the fiscal year ended August 31, 2021*	$718,011	$38,737	$0

*	Prior to May 14, 2021, another investment adviser provided investment advisory services to the Fund.

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class’ Expense Cap that was in effect at the time of the waiver or reimbursement.

As of August 31, 2023, the Funds had amounts available for recoupment as follows:

Expiration
	August 31, 2023	August 31, 2024	August 31, 2025
U.S. Large Cap Equity Fund	[...]	[...]	[...]
U.S. Small Cap Equity Fund	[...]	[...]	[...]
Global Equity Fund	[...]	[...]	[...]
Small Cap Core Fund	[...]	[...]	[...]

The Advisory Agreement provides that the Adviser shall at all times have all rights in and to each Fund’s name and all investment models used by or on behalf of the Fund. The Adviser may use each Fund’s name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and the Company has agreed to execute and deliver any and all documents required to indicate its consent to such use.

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PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Description of Compensation. As of the date of this SAI, the Adviser compensates the Funds’ portfolio managers for their management of the Funds. The portfolio managers are compensated through equity ownership of the Adviser, adjusted to reflect current market rates, and therefore compensation is in part based on the value of a Fund’s net assets and other client accounts they are managing. The Adviser’s Board of Managers reviews the compensation of each portfolio manager periodically and may make modifications in compensation as it deems necessary to reflect changes in the market.

Other Accounts. In addition to the Funds, each portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2023.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (in millions)
David Harden	Other Registered Investment Companies:	[...]	[...]	[...]	[...]
	Other Pooled Investment Vehicles:	[...]	[...]	[...]	[...]
	Other Accounts:	[...]	[...]	[...]	[...]
Richard Thawley	Other Registered Investment Companies:	[...]	[...]	[...]	[...]
	Other Pooled Investment Vehicles:	[...]	[...]	[...]	[...]
	Other Accounts:	[...]	[...]	[...]	[...]
Aash Shah	Other Registered Investment Companies:	[...]	[...]	[...]	[...]
	Other Pooled Investment Vehicles:	[...]	[...]	[...]	[...]
	Other Accounts:	[...]	[...]	[...]	[...]

Conflict of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Funds managed by each such portfolio manager as of August 31, 2023 using the following ranges: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000.

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Portfolio Manager	Dollar Value of Securities Beneficially Owned
U.S. Large Cap Equity Fund
David Harden	[$50,001-$100,000]
Aash Shah	[$1-$10,000]
U.S. Small Cap Equity Fund
David Harden	[$50,001-$100,000]
Richard Thawley	[$1-$10,000]
Aash Shah	[None]
Global Equity Fund
David Harden	[$50,001-$100,000]
Aash Shah	[$1-$10,000]
Small Cap Core Fund
David Harden	[$10,001-$50,000]
Aash Shah	[$1-$10,000]

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ADMINISTRATION AND ACCOUNTING AGREEMENT

Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as fund administrator to the Funds pursuant to a fund administration servicing agreement and serves as fund accountant pursuant to a fund accounting servicing agreement (the “Administration Agreements”). Under the fund accounting servicing agreement, Fund Services has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. Under the fund administration servicing agreement, Fund Services has agreed to provide fund administration services to the Company. These services include the preparation and coordination of the Company’s annual post-effective amendment filing and supplements to the Funds’ registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to the Company’s fund administration. In addition, Fund Services has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Funds.

The Administration Agreements provide that Fund Services shall be obligated to exercise reasonable care in the performance of its duties and that Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company in connection with its duties under the Administration Agreements, except a loss resulting from Fund Services’ refusal or failure to comply with the terms of the applicable Administration Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties thereunder.

Fund Services receives a fee under the Administration Agreements based on the average daily net assets of the Company. The administration fees paid to Fund Services, including waivers and reimbursements for the past three fiscal years are as follows:

	Administration, Accounting and Regulatory Administration Fees Paid (after waivers and reimbursements)	Waivers	Reimbursements
U.S. Large Cap Equity Fund
For the fiscal year August 31, 2023	[...]	[...]	[...]
For the fiscal year August 31, 2022	$235,829	$0	$0
For the fiscal year August 31, 2021	$249,800	$0	$0
U.S. Small Cap Equity Fund
For the fiscal year August 31, 2023	[...]	[...]	[...]
For the fiscal year August 31, 2022	$30,801	$0	$0
For the fiscal year August 31, 2021	$39,632	$0	$0
Global Equity Fund
For the fiscal year August 31, 2023	[...]	[...]	[...]
For the fiscal year August 31, 2022	$73,455	$0	$0
For the fiscal year August 31, 2021	$54,959	$0	$0
Small Cap Core Fund
For the fiscal year August 31, 2023	[...]	[...]	[...]
For the fiscal year August 31, 2022	$70,649	$0	$0
For the fiscal year August 31, 2021	$60,158	$0	$0

CUSTODIAN AGREEMENT

U.S. Bank, N.A., (the “Custodian”), 1555 North RiverCenter Drive, Milwaukee, Wisconsin 53212, is custodian of the Funds’ assets pursuant to a custodian agreement (the “Custodian Agreement”). Under the Custodian Agreement, the Custodian: (a) maintains a separate account or accounts in the name of the Funds; (b) holds and transfers portfolio securities on account of the Funds; (c) accepts receipts and makes disbursements of money on behalf of the Funds; (d) collects and receives all income and other payments and distributions on account of the Funds’ portfolio securities; and (e) makes periodic reports to the Board concerning the Funds’ operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Funds harmless from the acts and omissions of any affiliate, sub-custodian or domestic sub-custodian. For its services to the Funds under the Custodian Agreement, the Custodian receives a fee based on the Funds’ average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Funds. Fund Services and the Custodian are affiliates.

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TRANSFER AGENCY AGREEMENT

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency and servicing agreement (the “Transfer Agency Agreement”), under which Fund Services: (a) issues and redeems shares of the Funds; (b) addresses and mails all communications by the Funds to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Board concerning the operations of the Funds. Fund Services may, subject to the Board’s approval, assign its duties as transfer and dividend disbursing agent to any affiliate. For its services to the Funds under the Transfer Agency Agreement, Fund Services receives an annual fee based on the number of accounts in the Funds and the Funds’ average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Funds.

Fund Services also provides services relating to the implementation of the Company’s Anti-Money Laundering Program. In addition, Fund Services provides services relating to the implementation of the Funds’ Customer Identification Program, including verification of required customer information and the maintenance of records with respect to such verification.

DISTRIBUTION AGREEMENT AND PLAN OF DISTRIBUTION

Quasar Distributors, LLC (the “Distributor”), whose principal business address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as the underwriter to the Funds pursuant to the terms of a distribution agreement (the “Distribution Agreement”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Company or the Adviser.

Under the Distribution Agreement with the Funds, the Distributor ac111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as the agent of the Company in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Company. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Adviser pays the Distributor a fee for certain distribution-related services.

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The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Company on behalf of the Funds on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any loss suffered by the Company in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

Plan of Distribution

Class I Shares. Pursuant to the Distribution Agreement, the Distributor acts as the agent of the Company in connection with the continuous offering of each Fund’s shares. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Company. The Distributor does not receive compensation from the Company for the distribution of a Fund’s Class I shares; however, the Adviser pays an annual fee to the Distributor as compensation for underwriting services rendered to a Fund pursuant to the Distribution Agreement.

Class A Shares and Class C Shares. Pursuant to the Distribution Agreement and the related Plans of Distribution for Class A Shares and Class C Shares (together, the “Plans”), which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will act as the agent of the Company in connection with the continuous offering for the sale of the Class A Shares and Class C Shares, respectively. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Company. Payments to the Distributor under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of Class A Shares and Class C Shares, including advertising, printing and mailing of prospectuses to others than current shareholders, compensation of underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing changes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Class A Shares and Class C Shares of a Fund at the annual rates set forth in the Funds’ Prospectus.

Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the Directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company’s Directors, including a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by a Fund on the distribution of Class A Shares and Class C Shares under the respective Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of the Company’s Directors who are not “interested persons” of the Company (as defined in the 1940 Act) shall be committed to the discretion of such Directors who are not “interested persons” of the Company.

45

Mr. Sablowsky, a Director of the Company, has an indirect interest in the operation of the Plans by virtue of his position with Oppenheimer Co., Inc., a broker-dealer.

For the fiscal years ended August 31, 2023, total fees paid according to the Plans were as follows:

	U.S. Large Cap Equity Fund		U.S. Small Cap Equity Fund
	Class A Shares	Class C Shares	Class A Shares	Class C Shares
Fiscal year ended August 31, 2023	[...]	[...]	[...]	[...]

The Funds made the following payments under the Plans for the fiscal year ended August 31, 2023:

	U.S. Large Cap Equity Fund		U.S. Small Cap Equity Fund
	Class A	Class C	Class A	Class C
Advertising	[...]	[...]	[...]	[...]
Printing/Postage	[...]	[...]	[...]	[...]
Compensation to distributor	[...]	[...]	[...]	[...]
Compensation to broker-dealers	[...]	[...]	[...]	[...]
Compensation to sales personnel	[...]	[...]	[...]	[...]
Interest, carrying, or other financing charges	[...]	[...]	[...]	[...]
Other uses	[...]	[...]	[...]	[...]

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about a Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in a Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

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FUND TRANSACTIONS

Subject to policies established by the Board and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

Brokerage Transactions

Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts they manage, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account and each Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended August 31, 2023, 2022 and 2021, the Funds paid the following commissions to brokers on account of research services:

47

U.S. Large Cap Equity Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$0
For the fiscal year ended August 31, 2021	$0
U.S. Small Cap Equity Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$0
For the fiscal year ended August 31, 2021	$0
Global Equity Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$0
For the fiscal year ended August 31, 2021	$0
Small Cap Core Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$0
For the fiscal year ended August 31, 2021	$53,173

The following chart shows the aggregate brokerage commissions paid by the Funds for the fiscal years ended August 31, 2023, 2022 and 2021:

U.S. Large Cap Equity Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$159,492
For the fiscal year ended August 31, 2021	$107,088
U.S. Small Cap Equity Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$24,489
For the fiscal year ended August 31, 2021	$28,132
Global Equity Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$35,588
For the fiscal year ended August 31, 2021	$32,174
Small Cap Core Fund
For the fiscal year ended August 31, 2023	[...]
For the fiscal year ended August 31, 2022	$199,943
For the fiscal year ended August 31, 2021	$120,601

Each Fund is required to identify any securities of the Company’s regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. As of August 31, 2023, [no Fund held securities of its regular broker-dealers.]

Brokerage Selection

The Company does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

48

Section 28(e) of the Securities Exchange Act of 1934, as amended, permits an investment adviser, under certain circumstances, to cause a fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

PURCHASE AND REDEMPTION INFORMATION

Read the Funds’ Prospectus for information regarding the purchase and redemption of Fund shares, including any applicable sales charges. The following information supplements information in the Funds’ Prospectus.

You may purchase shares through an account maintained by your brokerage firm, financial institutions and industry professionals (“Service Organizations”) and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund’s shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

49

Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the “NYSE”) is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of the Funds are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; (2) if such redemption is, in the opinion of the Board, desirable in order to prevent the Company or the Funds from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company’s responsibilities under the 1940 Act.

Each Fund has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Class A Shares of the Funds may be subject to sales charges as described below.

Contingent Deferred Sales Charge on Certain Redemptions — Class A Shares ONLY. Purchases of $1,000,000 or more of Class A Shares are not subject to an initial sales charge; however, a contingent deferred sales charge is payable on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of the charge, it is assumed that shares purchased with reinvested dividend and capital gain distributions and then other shares held the longest are the first redeemed. The contingent deferred sales charge is waived in the event of (a) the death or disability (as defined in Section 72(m)(7) of the Internal revenue Code of 1986, as amended (the “Code”)) of the shareholder, (b) a lump sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), or (c) systematic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old. The Fund applies the waiver for death or disability to shares held at the time of death or the initial determination of disability of either an individual shareholder or one who owns the shares of a joint tenant with the right of survivorship or as a tenant in common. Prior to January 1, 2018, Class A Shares (formerly, Retail Shares) of the U.S. Small Cap Equity Fund were not subject to the front-end sales charge.

Reducing or Eliminating the Front-End Sales Charge — Class A Shares ONLY.

The Funds’ Class A Shares are offered to the public at NAV plus a front-end sales charge. You can reduce or eliminate the front-end sales charge on Class A Shares of the Funds as follows:

Quantity Discounts — Class A Shares ONLY. Purchases of at least $50,000 can reduce the sales charges you pay, and purchases of at least $1,000,000 can eliminate the sales charges you pay.

Rights of Accumulation. You will have the benefit of a reduced sales charge by combining your purchase of Class A shares of a Fund in a single transaction with your purchase of Class A shares of another Fund. You may also combine your new purchase of Class A shares of a Fund with Class C shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you own. You may combine your account, your spouse’s account, and the account(s) of your children under age 25.

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This privilege is also extended to certain employee benefit plans and trust estates. The following purchases may be combined for purposes of determining the “Amount of Purchase:” (a) individual purchases, if made at the same time, by a single purchaser, the purchaser’s spouse and children under the age of 25 purchasing shares for their own accounts, including shares purchased by a qualified retirement Plan(s) exclusively for the benefit of such individual(s) (such as an IRA, individual-type section 403(b) plan or single-participant Keogh-type plan) or by a “Company,” as defined in Section 2(a)(8) of the 1940 Act, solely controlled as fined in the 1940 Act, by such individual(s), or (b) individual purchases by trustees or other fiduciaries purchase Shares (i) for a single trust estate or a single fiduciary account, including an employee benefit plan, or (ii) concurrently by two or more employee benefit plans for a single employer or of employers affiliated with each other in accordance with Section 2(a)(3)(c) of the 1940 Act (excluding in either case an employee benefit plan described in (a) above). Provided such trustees or other fiduciaries purchase shares in a single payment. Purchases made for nominee or street name accounts may not be combined with purchases made for such other accounts. You may also further discuss Rights of Accumulation with your Service Organizations.

You will need to provide written instruction with respect to the other accounts whose purchases should be considered in Rights of Accumulation.

Letter of Intent — Class A Shares ONLY. You can sign a Letter of Intent committing to purchase at least $50,000 in Class A Shares of the Funds within a 13-month period to combine such purchases in calculating the sales charge. A portion of your Fund shares will be held in escrow. If you complete your purchase commitments as stated in the Letter of Intent, your Fund shares held in escrow will be released to your account. If you do not fulfill the Letter of Intent, the appropriate amount of Fund shares held in escrow will be redeemed to pay the sales charges that were not applied to your purchases.

Dealer Reallowances — Class A Shares ONLY. As shown in the table below, the Distributor for the shares of the Funds, may provide dealer reallowances up to the full sales charge for purchases of the Funds’ Class A Shares in which a front-end sales charge is applicable.

Amount of Purchase	Sales Charge as a of Offering Price	Commission as a % of Offering Price
Less than $50,000	5.25%	4.75%
At least $50,000 but less than $100,000	4.75%	4.25%
At least $100,000 but less than $250,000	3.50%	3.25%
At least $250,000 but less than $500,000	2.50%	2.25%
At least $500,000 but less than $750,000	2.00%	1.90%
At least $750,000 but less than $1,000,000	1.50%	1.45%
$1,000,000 or greater	None *	None *

*	No sales charge is payable at the time of purchase on investments of $1,000,000 or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 18 months following any such purchase.

Other Purchase Information

If shares of the Funds are held in a “street name” account with an authorized dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the authorized dealer, and not by a Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner’s transactions, a beneficial owner should contact the authorized dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the authorized dealer.

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Share Class Conversion

Some shareholders may hold shares of a Fund through fee-based programs, often referred to as “wrap accounts,” that are managed by investment dealers, financial advisors or other investment professionals (each, a “wrap account intermediary”). A wrap account intermediary may impose eligibility requirements on a shareholder’s participation in the fee-based program and ownership of shares through the program, which are additional to the ownership requirements described in a Fund’s Prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion (sometimes referred to as an “in-kind exchange”) of a shareholder’s shares in a Fund, including those shares purchased by the shareholder during the shareholder’s participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary’s stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of a Fund out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of that Fund. Under other circumstances, a financial intermediary may effect this type of conversion with respect to new clients who held one class of shares of a Fund before becoming a client of the intermediary, and who are eligible for a wrap account through which the intermediary offers a different class of shares of that Fund. Any such conversion by a wrap account intermediary will be made in accordance with the Prospectus of the applicable Fund, and will be made without the imposition by that Fund of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

If you own shares of a Fund through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of a Fund’s shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

TELEPHONE TRANSACTION PROCEDURES

The Company’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company’s records; (3) requiring the Company’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by electronic funds transfer through the ACH network or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers, financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Shares held in IRA accounts may be redeemed by telephone at 1-855-744-8500. Investors will be asked whether or not to withhold taxes from any distribution.

VALUATION OF SHARES

In accordance with procedures adopted by the Board, the NAV per share of each Fund is calculated by determining the value of the net assets attributed to the Fund and dividing by the number of outstanding shares of the Fund. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. The Company reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. The Company reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The securities of each Fund are valued under the direction of the Funds’ administrator and under the general supervision of the Board. Prices are generally determined using readily available market prices. Subject to the approval of the Board, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Funds’ Valuation Committee under the direction of the Board.

The procedures used by any pricing service and its valuation results are reviewed by the officers of the Company under the general supervision of the Board.

Each Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, a Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

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Third, a Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

During the fiscal year ended August 30, 2023, the SGI U.S. Small Cap Equity Fund utilized $[ ] of carry forward capital losses.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes

Although the Funds each expect to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, [...] billion shares have been classified into [...] classes. However, the Company only has approximately [...] active share classes that have begun investment operations. Under the Company’s charter, the Board has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

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The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of common stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

MISCELLANEOUS

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of their service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

Counsel

The law firm of Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to the Company and the Independent Directors.

Independent Registered Public Accounting Firm

[ ], serves as the Funds’ independent registered public accounting firm, and in that capacity audits the Funds’ financial statements.

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FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal year ended August 31, 2023 (the “Annual Report”) are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The financial statements included in the Annual Report for each of the years presented for the U.S. Large Cap Equity Fund and the U.S. Small Cap Equity Fund and for the fiscal years ended August 31, 2022, 2021, 2020, and 2019 for the Global Equity Fund and for the fiscal years ended August 31, 2022 and 2021 for the Small Cap Core Fund have been audited by [ ], the Funds’ independent registered public accounting firm, whose report also appears in the Annual Report and is incorporated by reference into this SAI. The financial statements for the fiscal years ended August 31, 2020 and 2019, for the Small Cap Core Fund were audited by other independent registered public accounting firms. Such financial statements have been incorporated by reference herein in reliance upon such firms’ reports given upon their authority as experts in accounting and auditing. Copies of the Annual Report may be obtained at no charge by telephoning the Funds at the telephone number appearing on the front page of this SAI.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. 1Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

[1]	A long-term rating can also be used to rate an issue with short maturity.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned, and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, finalized, solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committees.

APPENDIX B

Proxy Voting

Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

SUMMIT GLOBAL INVESTMENTS, LLC does vote proxies on behalf of its clients.

Policy

SUMMIT GLOBAL INVESTMENTS, LLC does vote proxies on behalf of its clients.

Procedures:

1.	Upon receipt of proxy voting request, review items to be voted upon and Board recommendations.

2.	Log into the proper online voting site and vote in accordance with Board recommendations unless otherwise notified by the Investment Committee.

3.	Document the company, items voted on, and how SUMMIT GLOBAL INVESTMENTS, LLC voted on the proxy spreadsheet.

Procedures for SUMMIT GLOBAL INVESTMENTS, LLC’s Receipt of Class Actions

The following procedures outline SUMMIT GLOBAL INVESTMENTS, LLC’s receipt of “Class Action” documents from clients and custodians. It is SUMMIT GLOBAL INVESTMENTS, LLC’s position not to file these “Class Action” documents, but if received will follow these guidelines:

1. If “Class Action” documents are received by SUMMIT GLOBAL INVESTMENTS, LLC from the Client, SUMMIT GLOBAL INVESTMENTS, LLC will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. SUMMIT GLOBAL INVESTMENTS, LLC will not file “Class Actions” on behalf of any client.

2. Similarly, if “Class Action” documents are received by SUMMIT GLOBAL INVESTMENTS, LLC from the Custodian, SUMMIT GLOBAL INVESTMENTS, LLC will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. SUMMIT GLOBAL INVESTMENTS, LLC will not file “Class Actions” on behalf of any client.

B-1

THE RBB FUND, INC.

PEA 311/316

PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(44)	Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 6, 2010.

(59)	Articles of Amendment of Registrant (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(60)	Articles Supplementary of Registrant (Boston Partners Global Equity Fund (f/k/a Robeco Boston Partners Global Equity Fund) and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(61)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(62)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

(63)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

(64)	Articles Supplementary of Registrant (Boston Partners Long/Short/ Research Fund – Institutional Class – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)	Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(66)	Articles Supplementary of Registrant (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(67)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(68)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(69)	Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

(70)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(71)	Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(72)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(73)	Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(74)	Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(75)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund – Class C f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(76)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(77)	Articles Supplementary of Registrant (SGI Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)	Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

(79)	Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(80)	Articles Supplementary of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(81)	Articles of Amendment of Registrant (MFAM Emerging Markets Fund f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.

(82)	Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(83)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(84)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund f/k/a Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(85)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(86)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) are incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(87)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(88)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(89)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(90)	Articles Supplementary of Registrant (Aquarius International Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(91)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(92)	Articles of Amendment of Registrant (SGI Global Equity Fund (f/k/a Dynamic U.S. Growth Fund)) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(93)	Articles of Amendment of Registrant (SGI Global Equity Fund f/k/a Summit Global Investments Global Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(94)	Articles of Amendment of Registrant (SGI U.S. Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(95)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(96)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.

(97)	Articles Supplementary of Registrant (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(98)	Articles Supplementary of Registrant (Motley Fool Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(99)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund, MFAM Small-Mid Cap Growth Fund, MFAM Emerging Markets Fund and MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(100)	Articles of Amendment of Registrant (MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(101)	Articles Supplementary of Registrant (Boston Partners Global Equity Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(102)	Articles Supplementary of Registrant (Campbell Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(103)	Articles of Amendment of Registrant (SGI U.S. Large Cap Equity Fund, (f/k/a Summit Global Investments U.S. Low Volatility Equity Fund), SGI Global Equity Fund (f/k/a Summit Global Investments Global Low Volatility Fund), and SGI U.S. Small Cap Equity Fund (f/k/a Summit Global Investments Small Cap Low Volatility Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(104)	Articles of Amendment of Registrant (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.

(105)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(106)	Articles Supplementary of Registrant (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) are incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(107)	Articles of Amendment of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(108)	Articles Supplementary of Registrant (Stance Equity ESG Large Cap Core ETF) are incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(109)	Articles Supplementary of Registrant (YieldX Diversified Income ETF, YieldX High Income ETF, and YieldX Short-Term Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(110)	Articles of Amendment of Registrant (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(111)	Articles of Amendment of Registrant (DriveWealth Power Saver ETF f/k/a YieldX High Income ETF and DriveWealth Steady Saver ETF f/k/a YieldX Short-Term Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(112)	Articles Supplementary of Registrant (Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool Next Index ETF, Motley Fool Capital Efficiency 100 Index ETF, WPG Partners Select Small Cap Value Fund and Boston Partners Global Sustainability Fund) are incorporated herein by reference to Post-Effective Amendment No. 285 to the Registrant’s Registration Statement (33-20827) filed on December 10, 2021.

(113)	Articles Supplementary of Registrant (Optima Strategic Credit Fund) are incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(114)	Articles of Amendment of Registrant (SGI Small Cap Core Fund f/k/a SGI Small Cap Growth Fund and Motley Fool Small-Cap Growth ETF f/k/a MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(115)	Articles Supplementary of Registrant (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(116)	Articles Supplementary of Registrant (US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF and US Treasury 3 Month Bill ETF) are incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(117)

Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(118)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(119)	Articles Supplementary of Registrant (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund, and F/m Investments Large Cap Focused Fund) are incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.

(120)	Articles Supplementary of Registrant (F/m Opportunistic Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(121)	Articles Supplementary of Registrant (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) will be filed by amendment.

(b)	By-Laws.

(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)	Investment Advisory Contracts.

(1)	Reserved.

(2)	Reserved.

(3)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(4)	Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(5)	Reserved.

(6)	Expense Limitation and Reimbursement Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(7)	Investment Advisory Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(8)	Expense Limitation and Reimbursement Agreement (SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and SGI Global Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(9)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(10)	Addendum No. 1 to Investment Advisory Agreement (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(11)	Investment Advisory Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(12)	Contractual Fee Waiver Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(13)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Amended and Restated Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund SPC (f/k/a Abbey Capital Offshore Fund Limited) and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(15)	Reserved.

(16)	Reserved.

(17)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(18)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(a)	Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(19)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and P/E Global LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(20)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(21)	Reserved.

(22)	Addendum No. 2 to Investment Advisory Agreement (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small/Micro Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(24)	Reserved.

(25)	Reserved.

(26)	Reserved.

(27)	Sub-Advisory Agreement (Adara Smaller Companies Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC will be filed by amendment.

(28)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(29)	Reserved.

(30)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(31)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(32)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(33)	Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(34)	Investment Advisory Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.

(35)	Contractual Fee Waiver (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(36)	Reserved.

(37)	Reserved.

(38)	Reserved.

(39)	Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(40)	Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(41)	Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(42)	First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(43)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(44)	Reserved.

(45)	Reserved.

(46)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(47)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Campbell Systematic Macro Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(48)	Expense Limitation and Reimbursement Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(49)	Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(50)	Reserved.

(51)	Reserved.

(52)	Reserved.

(53)	Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(54)	Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement (33-20827) filed on May 23, 2022.

(55)	Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(56)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers, LLC and Aperio Group, LLC will be filed by amendment.

(57)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(58)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(59)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Boston Partners Global Investors, Inc. is incorporate herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 2023.

(60)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(61)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Abbey Capital Multi Asset Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(62)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(63)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(64)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(65)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(66)	Reserved.

(67)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(68)	Amendment No. 2 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(69)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(70)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(71)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Onshore Series LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(72)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Master Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(73)	Investment Advisory Agreement (Motley Fool Small-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement (33-20827) filed on May 23, 2022.

(74)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Episteme Capital Partners (UK) LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(75)	Reserved.

(76)	Reserved.

(77)	Reserved.

(78)	Reserved.

(79)	Addendum No. 6 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(80)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(81)	Investment Advisory Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(82)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(83)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(84)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (SGI Funds) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(85)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Boston Partners Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(86)	Investment Advisory Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(87)	Addendum No. 7 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II, Boston Partners Emerging Markets Fund and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(88)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(89)	Reserved.

(90)	Reserved.

(91)	Reserved.

(92)	Reserved.

(93)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Registrant, Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Winton Capital Management Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.

(94)	Reserved.

(95)	Reserved.

(96)	Reserved.

(97)	Reserved.

(98)	Reserved.

(99)	Reserved.

(100)	Reserved.

(101)	Reserved.

(101)	Reserved.

(102)	Investment Advisory Agreement (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 283 to the Registrant’s Registration Statement (No. 33-20827) filed on October 15, 2021.

(103)	Expense Limitation and Reimbursement Agreement (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 283 to the Registrant’s Registration Statement (No. 33-20827) filed on October 15, 2021.

(104)	Investment Advisory Agreement (Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC are incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(105)	Investment Advisory Agreement (Optima Strategic Credit Fund) between Registrant and Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(106)	Sub-Advisory Agreement (Optima Strategic Credit Fund) among Registrant, Optima Asset Management LLC, and Anthony Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(107)	Expense Limitation and Reimbursement Agreement (Optima Strategic Credit Fund) between Registrant and Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(108)	Addendum No. 8 to Investment Advisory Agreement (Boston Partners Global Sustainability Fund and WPG Partners Select Small Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(109)	Investment Advisory Agreement (Motley Fool Next Index ETF and Motley Fool Capital Efficiency 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(110)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and R. G. Niederhoffer Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(111)	Investment Advisory Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.

(112)	Sub-Advisory Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) among Registrant, Summit Global Investments, LLC and SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.

(113)	Investment Advisory Agreement (US Treasury ETFs) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(114)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Systematica Investments Limited is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(115)	Form of Investment Advisory Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC, d/b/a Oakhurst Capital Management is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(116)	Form of Expense Limitation Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC, d/b/a Oakhurst Capital Management is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(117)	Form of Investment Sub-Advisory Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) among the Registrant, F/m Investments LLC d/b/a Oakhurst Capital Management and Oakhurst Capital Advisors, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(118)	Form of Investment Advisory Agreement (F/m Investments Large Cap Focused Fund) between Registrant and F/m Investments LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(119)	Form of Expense Limitation Agreement (F/m Investments Large Cap Focused Fund) between Registrant and F/m Investments LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (No. 333-271528) filed on April 28, 2023.

(120)	Investment Advisory Agreement (F/m Opportunistic Income ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(121)	Investment Advisory Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC will be filed by amendment.

(e)	Underwriting Contracts.

(1)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited dated July 11, 2017 is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(b)	Amendment to Distribution Agreement (Abbey Capital Multi-Asset Fund) between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(d)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(e)	Novation Agreement between Registrant, Quasar Distributors, LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(2)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Form of Amendment to the Distribution Agreement (Aquarius International Fund) between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(c)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(d)	Novation Agreement between Registrant, Quasar Distributors, LLC and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(3)	Reserved.

(4)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(b)	Reserved.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(d)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(e)	Novation Agreement between Registrant, Quasar Distributors, LLC and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(5)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Amendment to the Distribution Agreement (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.

(b)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(c)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(d)	Novation Agreement between Registrant, Quasar Distributors, LLC and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(6)	Distribution Agreement between Registrant, Vigilant Distributors, LLC (f/k/a/ Herald Investment Marketing, LLC) and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(7)	Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC dated June 30, 2016 is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(a)	Novation Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(b)	First Amendment to the Distribution Agreement between Registrant, Quasar Distributors, LLC, and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.

(c)	Novation Agreement between Registrant, Quasar Distributors, LLC and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(8)	ETF Distribution Agreement (Motley Fool ETFs and US Treasury ETFs) between Registrant and Quasar Distributors, LLC dated August 8, 2022 is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(a)	First Amendment to the ETF Distribution Agreement (SGI ETFs) between Registrant and Quasar Distributors, LLC dated January 25, 2023 is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(b)	Second Amendment to the ETF Distribution Agreement (F/m Opportunistic Income ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 309 to the Registrant’s Registration Statement (No. 33-20827) filed on October 13, 2023.

(c)	Third Amendment to the ETF Distribution Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and Quasar Distributors, LLC will be filed by amendment.

(9)	Distribution Agreement (Optima Strategic Credit Fund) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(a)	First Amendment to the Distribution Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund and F/m Investments Large Cap Focused Fund) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 309 to the Registrant’s Registration Statement (No. 33-20827) filed on October 13, 2023.

(10)	Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(f)	Bonus or Profit Sharing Contracts.

(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(g)	Custodian Agreement.

(1)	Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(2)	First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(3)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(4)	Third Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 284 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2021.

(5)	Fourth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(6)	Fifth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(7)	Sixth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(8)	Seventh Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(9)	Eighth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(10)	Ninth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association will be filed by amendment.

(h)	Other Material Contracts.

(1)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(2)	Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.

(3)	Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(4)	Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(5)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(6)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(7)	First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(8)	Form of Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(9)	Form of Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(10)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(11)	Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(12)	Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(13)	Fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(14)	Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(15)	Third Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(16)	Fifth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(17)	Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(18)	Sixth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(19)	Seventh Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022..

(20)	Sixth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(21)	Seventh Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(22)	Fourth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(23)	Fifth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(24)	Eighth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(25)	Eighth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(26)	Sixth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.

(27)	Ninth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(28)	Ninth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(29)	Seventh Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(30)	Tenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(31)	Tenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(32)	Eighth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(33)	Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(34)	Eleventh Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(35)	Eleventh Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(36)	Ninth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(i)	(1)	Consent of Counsel is filed herewith.

	(2)	Opinion of Counsel will be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm will be filed by amendment.

(k)		None.

(l)		Initial Capital Agreements.

(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)

(4)	Subscription Agreement between Registrant and Counselors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(8)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(11)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Purchase Agreement (WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(13)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(14)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(15)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)	Purchase Agreement (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(17)	Form of Purchase Agreement (Boston Partners Global Equity Fund f/k/a Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(18)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(19)	Purchase Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(20)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(21)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund-Institutional Class f/k/a Robeco Boston Partners Global Long/Short Fund-Institutional Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(22)	Form of Purchase Agreement (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(23)	Form of Purchase Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(24)	Form of Purchase Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.

(25)	Purchase Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(26)	Form of Purchase Agreement (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(27)	Reserved.

(28)	Reserved.

(29)	Purchase Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(30)	Form of Purchase Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.

(31)	Form of Purchase Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.

(32)	Purchase Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(33)	Form of Purchase Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(34)	Purchase Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(35)	Reserved.

(36)	Reserved.

(37)	Purchase Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.

(38)	Purchase Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(39)	Reserved.

(40)	Purchase Agreement (Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(41)	Purchase Agreement (Optima Strategic Credit Fund) between Registrant and Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(42)	Purchase Agreement (Boston Partners Global Sustainability Fund and WPG Partners Select Small Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(43)	Purchase Agreement (Motley Fool Next Index ETF and Motley Fool Capital Efficiency 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(44)	Purchase Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(45)	Purchase Agreement (US Treasury 10 Year Note ETF, US Treasury 2 Year Note ETF, and US Treasury 3 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(46)

Purchase Agreement (US Treasury 12 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(47)	Form of Purchase Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments, LLC, d/b/a Oakhurst Capital Management is incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.

(48)	Form of Purchase Agreement (F/m Investments Large Cap Focused Fund – Investor Class) between Registrant and F/m Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.

(49)	Purchase Agreement (F/m Opportunistic Income ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(50)	Purchase Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 12-Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC will be filed by amendment.

(51)	Purchase Agreement (US Treasury 6 Month Bill ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(52)	Purchase Agreement (US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, and US Treasury 3 Year Note ETF) between Registrant and F/m Investments, LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

(m)	Rule 12b-1 Plan.

(1)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(2)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(3)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(4)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(5)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(6)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(7)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Long/Short Research Fund-Investor Class f/k/a Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(8)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Equity Fund-Investor Class f/k/a Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(9)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(10)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(11)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(12)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

(13)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(14)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(16)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Retail Class) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(17)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small-Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(18)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.

(19)	Reserved.

(20)	Reserved.

(21)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(22)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(23)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.

(24)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(25)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.

(26)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

(27)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.

	(28)	Plan of Distribution pursuant to Rule 12b-1 (Optima Strategic Credit Fund) is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

	(29)	Plan of Distribution pursuant to Rule 12b-1 (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund – Retail Shares) will be filed by amendment.

	(30)	Plan of Distribution pursuant to Rule 12b-1 (F/m Investments Large Cap Focused Fund – Investor Class) will be filed by amendment.

(n)		Rule 18f-3 Plan.

	(1)	Amended Rule 18f-3 Plan will be filed by amendment.

(o)		Reserved.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(2)	Code of Ethics of Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(3)	Code of Ethics of Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(4)	Code of Ethics of Foreside Financial Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(5)	Code of Ethics of Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(6)	Code of Ethics of Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (33-20827) filed on April 27, 2023.

(7)	Code of Ethics of Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(8)	Code of Ethics of Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.

(9)	Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(10)	Code of Ethics of Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(11)	Code of Ethics of Pier Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(12)	Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 309 to the Registrant’s Registration Statement (No. 33-20827) filed on October 13, 2023.

(13)	Code of Ethics of Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.

(14)	Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.

(15)	Code of Ethics of Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.

(16)	Reserved.

(17)	Reserved.

(18)	Reserved.

(19)	Reserved.

(20)	Code of Ethics of Vigilant Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(21)	Code of Ethics of YieldX Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.

(22)	Code of Ethics of Optima Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (33-20827) filed on April 27, 2023.

(23)	Code of Ethics of Anthony Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.

(24)	Code of Ethics of F/m Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.

(25)	Code of Ethics of Oakhurst Capital Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (d)(3) and (d)(39) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (d)(7), (d)(11), (d)(34), (d)(81), (d)(86), (d)(102) and (d)(111) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (d)(13), (d)(60) and (d)(61) provides for the indemnification of Abbey Capital against certain losses.

Section 13 of each of the Investment Advisory Agreements with Abbey Capital incorporated herein by reference as exhibits (d)(14) and (d)(71) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibits (d)(23) and (d)(55) provide for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (d)(46) and (d)(47) provide for indemnification of CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibits (d)(54), (d)(73), (d)(104), and (d)(109) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Optima Asset Management LLC (“Optima”) incorporated herein by reference to exhibits (d)(105) provides for indemnification of Optima against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and F/m Investments LLC (“F/m”) incorporated herein by reference to exhibits (d)(113), (d)(115), (d)(118) and (d)(120) provide for the indemnification of F/m against certain losses.

Section 8 of each of the Distribution Agreements between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibits (e)(1) – (e)(5), and (e)(7) provide for the indemnification of Quasar Distributors, LLC against certain losses.

Section 8 of the Distribution Agreement between Registrant and Vigilant Distributors, LLC incorporated herein by reference to exhibit (e)(6) provides for the indemnification of Vigilant Distributors, LLC against certain losses.

Section 6 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(8) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Section 9 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(9) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1. Boston Partners Global Investors, Inc.

The sole business activity of Boston Partners Global Investors, Inc. (“Boston Partners”), One Beacon Street, 30th Floor, Boston, Massachusetts 02108, is to serve as an investment adviser. Boston Partners provides investment advisory services to the Boston Partners Funds and the WPG Partners Funds.

Boston Partners is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information regarding the directors and officers of Boston Partners is as follows:

Name and Position with Boston Partners	Other Companies	Position With Other Companies
Joseph F. Feeney, Jr. Director, Chief Executive Officer & Chief Investment Officer	Boston Partners Trust Company	Chief Investment Officer
Mark E. Donovan Director, Senior Portfolio Manager
William G. Butterly, III General Counsel, Director of Sustainability & Engagement, & Secretary	Boston Partners Securities, L.L.C.	Chief Legal Officer
	Boston Partners Trust Company	General Counsel, Secretary & Director
	Boston Partners (UK) Limited	Director & Secretary
Mark S. Kuzminskas Chief Operating Officer	Boston Partners Trust Company	Director & Chief Operating Officer
	Boston Partners (UK) Limited	Director & Chief Operating Officer
Kenneth Lengieza Chief Compliance Officer
Greg A. Varner Chief Financial Officer & Treasurer	Boston Partners Trust Company	Chief Financial Officer & Treasurer
	Boston Partners (UK) Limited	Director & Chief Financial Officer
Stan H. Koyanagi Director, Chairperson of the Board of Directors	ORIX Corporation	Director, Managing Executive Officer and Global General Counsel
	ORIX Corporation Europe N.V.	Director
	Ormat Technologies, Inc.	Director
Jeffrey A. Finley Director	ORIX Corporation USA	Head of Corporate Development and Strategic Opportunities; Chief Operating Officer of ORIX Capital Partners, a subsidiary of ORIX Corporation USA
Gilbert O. J. Van Hassel Director	Harbor Capital Advisors, Inc.	Director
David G. Van Hooser Director	Harbor Capital Advisors, Inc.	Chairman of the Board & Director

2. Matson Money, Inc.:

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, Ohio 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company
Mark E. Matson CEO	Keep It Tight Fitness, LLC	50% owner
Mark E. Matson CEO	The Matson Family Foundation	100% owner
Michelle Matson Vice President/ Secretary	None	None
Daniel J. List Chief Compliance Officer	None	None

3. Summit Global Investments, LLC:

The sole business activity of Summit Global Investments, LLC (“SGI”), 620 South Main Street, Bountiful, Utah 84010, is to serve as an investment adviser. SGI is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of SGI’s directors and officers is with SGI.

4. Abbey Capital Limited:

Abbey Capital Limited (“Abbey Capital”), 1-2 Cavendish Row Dublin 1, Ireland, is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of Abbey Capital’s directors and officers is with Abbey Capital.

5. Altair Advisers LLC:

Altair Advisers LLC (“Altair”), 303 West Madison, Suite 600, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of Altair’s directors and officers is with Altair.

6. Campbell & Company Investment Adviser LLC:

The principal business activity of Campbell & Company Investment Adviser LLC (“CCIA”), 2850 Quarry Lake Drive, Baltimore, Maryland 21209, is to serve as an investment adviser. CCIA is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of CCIA indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with CCIA	Name of Other Company	Position With Other Company
Dr. Kevin Cole Chief Executive Officer and Chief Investment Officer	Campbell & Company, LP	Chief Executive Officer and Chief Investment Officer
	Campbell & Company, LLC	Director and Chief Executive Officer
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director
Thomas P. Lloyd General Counsel, Chief Compliance Officer & Secretary	Campbell & Company, LP	General Counsel, Chief Compliance Officer, and Secretary
	Campbell & Company, LLC	Director, General Counsel and Secretary
	Campbell Financial Services, LLC	Director, President, Chief Compliance Officer, and Secretary
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director
	Campbell Offshore Fund Limited SPC	Director
John R. Radle Chief Operating Officer	Campbell & Company, LP	Chief Operating Officer and Treasurer
	Campbell & Company, LLC	Director and Chief Operating Officer
	Campbell Financial Services, LLC	Director and Chief Operating Officer
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director

7. Motley Fool Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on May 16, 2023, and is incorporated herein by this reference.

8. Optima Asset Management LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Optima Asset Management LLC and each director, officer, or partner of Optima Asset Management LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Optima Asset Management LLC, as filed with the SEC on July 18, 2023, and is incorporated herein by this reference.

9.  F/m Investments LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which F/m Investments LLC and each director, officer, or partner of F/m Investments LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of F/m Investments LLC, as filed with the SEC on May 16, 2023, and is incorporated herein by this reference.

Item 32.	PRINCIPAL UNDERWRITER

(a)(1) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Capital Advisors Growth Fund, Series of Advisors Series Trust
2.	Chase Growth Fund, Series of Advisors Series Trust
3.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
4.	Edgar Lomax Value Fund, Series of Advisors Series Trust
5.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
6.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
7.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
8.	Huber Large Cap Value Fund, Series of Advisors Series Trust
9.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Small Cap Value Fund, Series of Advisors Series Trust
12.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.	PIA BBB Bond Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA High Yield Fund, Series of Advisors Series Trust
19.	PIA MBS Bond Fund, Series of Advisors Series Trust
20.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.	Poplar Forest Partners Fund, Series of Advisors Series Trust
23.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.	Pzena International Value Fund, Series of Advisors Series Trust
26.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust

27.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.	Reverb ETF, Series of Advisors Series Trust
29.	Scharf Fund, Series of Advisors Series Trust
30.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.	The Aegis Funds
36.	Allied Asset Advisors Funds
37.	Angel Oak Funds Trust
38.	Angel Oak Strategic Credit Fund
39.	Barrett Opportunity Fund, Inc.
40.	Brookfield Investment Funds
41.	Buffalo Funds
42.	Cushing® Mutual Funds Trust
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Transformers ETF, Series of ETF Series Solutions
52.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.	Aptus Defined Risk ETF, Series of ETF Series Solutions
55.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions
72.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions

78.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.	Loncar China BioPharma ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.	Opus Small Cap Value ETF, Series of ETF Series Solutions
87.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.	The Acquirers Fund, Series of ETF Series Solutions
89.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.	U.S. Global JETS ETF, Series of ETF Series Solutions
91.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.	US Vegan Climate ETF, Series of ETF Series Solutions
93.	First American Funds, Inc.
94.	FundX Investment Trust
95.	The Glenmede Fund, Inc.
96.	The Glenmede Portfolios
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
118.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
120.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Defender Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series

129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
136.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
137.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.	Reinhart International PMV Fund, Series of Managed Portfolio Series
139.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
142.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
143.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
144.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
150.	Matrix Advisors Funds Trust
151.	Matrix Advisors Value Fund, Inc.
152.	Monetta Trust
153.	Nicholas Equity Income Fund, Inc.
154.	Nicholas Fund, Inc.
155.	Nicholas II, Inc.
156.	Nicholas Limited Edition, Inc.
157.	Oaktree Diversified Income Fund Inc.
158.	Permanent Portfolio Family of Funds
159.	Perritt Funds, Inc.
160.	Procure ETF Trust II
161.	Professionally Managed Portfolios
162.	Prospector Funds, Inc.
163.	Provident Mutual Funds, Inc.
164.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167.	Aquarius International Fund, Series of The RBB Fund, Inc.
168.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
177.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
178.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.

179.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
180.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
181.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
182.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
185.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
186.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
187.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
188.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
189.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
190.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
191.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
192.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
193.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
194.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
195.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
196.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
197.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
198.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
199.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
200.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
201.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
202.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
203.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
204.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
205.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
206.	The RBB Fund Trust
207.	RBC Funds Trust
208.	Series Portfolios Trust
209.	Thompson IM Funds, Inc.
210.	TrimTabs ETF Trust
211.	Trust for Advised Portfolios
212.	Barrett Growth Fund, Series of Trust for Professional Managers
213.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
214.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
215.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
216.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
217.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
218.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
219.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
220.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
221.	Jensen Quality Value Fund, Series of Trust for Professional Managers
222.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
223.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
224.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
225.	USQ Core Real Estate Fund
226.	Wall Street EWM Funds Trust
227.	Wisconsin Capital Funds, Inc.

(a)(2) Vigilant Distributors, LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Free Market Fixed Income Fund, Series of The RBB Fund, Inc.
2.	Free Market International Equity Fund, Series of The RBB Fund, Inc.
3.	Free Market US Equity Fund, Series of The RBB Fund, Inc.
4.	Matson Money Fixed Income VI Portfolio, Series of The RBB Fund, Inc.
5.	Matson Money International Equity VI Portfolio, Series of The RBB Fund, Inc.
6.	Matson Money US Equity VI Portfolio, Series of The RBB Fund, Inc.
7.	YCG Funds
8.	Pemberwick Fund, Series of Manager Directed Portfolios
9.	Sphere 500 Climate Fund, Series of Manager Directed Portfolios
10.	ERShares Entrepreneurs ETF, series of EntrepreneuerShares Series Trust
11.	ERShares NextGen Entrepreneurs ETF, series of EntrepreneuerShares Series Trust
12.	ERShares US Large Cap Fund, series of EntrepreneuerShares Series Trust
13.	ERShares Global Fund, series of EntrepreneuerShares Series Trust
14.	ERShares US Small Cap Fund, series of EntrepreneuerShares Series Trust
15.	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
16.	Modern Capital Tactical Opportunities Fund, of Modern Capital Funds Trust

(b)(1)	The following are the Officers and Manager of Quasar, one of the Registrant’s underwriters. Quasar’s main business address is 111 East Kilbourn Ave., Suite 2200, Milwaukee, Wisconsin 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer and Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(b)(2)	The following are the Officers of Vigilant Distributors, LLC, one of the Registrant’s underwriters. Vigilant Distributors, LLC’s main business address is Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317.

Name	Address	Position with Underwriter	Position with Registrant
Patrick Chism	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Executive Officer and Chief Compliance Officer	None
Gerald Scarpati	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Financial Officer and Principal Financial Officer	None

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Boston Partners Global Investors, Inc., One Beacon Street, Boston, Massachusetts 02108 (records relating to its function as investment adviser).

(2)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, Ohio 45040 (records relating to its function as investment adviser).

(3)	Summit Global Investments, LLC, 620 South Main Street, Bountiful, Utah 84010 (records relating to its function as investment adviser).

(4)	Abbey Capital Limited, 1-2 Cavendish Row, Dublin 1, Ireland (records relating to its function as investment adviser).

(5)	Altair Advisers LLC, 303 West Madison, Suite 600, Chicago, Illinois 60606 (records relating to its function as investment adviser).

(6)	Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 (records relating to its function as investment adviser).

(7)	Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 275, Alexandria, Virginia 22314 (records relating to its function as investment adviser).

(8)	Optima Asset Management LLC, 10 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

(9)	F/m Investments, LLC, 3050 K Street NW, Suite W-201, Washington, DC 20007 (records relating to its function as investment adviser).

(10)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

(11)	U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

(12)	Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (records relating to its function as underwriter).
(13)	Vigilant Distributors, LLC, Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317 (records relating to its function as underwriter).

Item 34.	MANAGEMENT SERVICES

None.

Item 35.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on October 30, 2023.

THE RBB FUND, INC.

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive	October 30, 2023
Steven Plump	Officer)

/s/ James G. Shaw	Chief Financial Officer (Principal	October 30, 2023
James G. Shaw	Financial and Accounting Officer)

*Julian A. Brodsky	Director	October 30, 2023
Julian A. Brodsky

*Gregory P. Chandler	Director	October 30, 2023
Gregory P. Chandler

*Lisa A. Dolly	Director	October 30, 2023
Lisa A. Dolly

*Nicholas A. Giordano	Director	October 30, 2023
Nicholas A. Giordano

*Arnold M. Reichman	Director	October 30, 2023
Arnold M. Reichman

*Robert Sablowsky	Director	October 30, 2023
Robert Sablowsky

*Brian T. Shea	Director	October 30, 2023
Brian T. Shea

*Robert Straniere	Director	October 30, 2023
Robert Straniere

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Julian A. Brodsky

Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Gregory P. Chandler

Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Lisa A. Dolly

Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Nicholas A. Giordano

Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Arnold M. Reichman

Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Robert Sablowsky

Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Brian T. Shea

Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 8, 2022

/s/ Robert Straniere

Robert Straniere

EXHIBIT	DESCRIPTION
(i)(1)	Consent of Counsel